UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31         Registrant is making a filing for 9 of its series:

Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, Wells Fargo Advantage Traditional Small Cap Growth Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility and Telecommunications Fund.

Date of reporting period:    September 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Intrinsic Small Cap Value Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite geopolitical challenges, U.S. economic numbers showed improvement.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as Islamic militants (formerly known as ISIS) gained territory in Iraq and Syria. Toward the end of the reporting period, market volatility increased as renewed fears of slowing global growth took hold, and investors began to price in expectations that the U.S. Federal Reserve (Fed) was finally looking to raise short-term interest rates. Although mid-cap stocks (measured by the Russell Midcap® Index1) ended the period with a single-digit gain, small-cap stocks (measured by the Russell 2000® Index2) ended with a loss.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Prior to the reporting period, in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month and continued the taper throughout the reporting period. Some anticipated this action would lead to higher interest rates, however, interest rates followed a downward trend, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate and imposing for the first time a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate again—to 0.05%—and pushed the deposit rate for banks to -0.20%.

Although the geopolitical situation presented challenges, U.S. stock markets gained on positive economic data.

Geopolitical events were major obstacles throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and fed into stock market volatility early in 2014. The situation’s effect on the stock market faded as investors began to believe that the situation would not result in war, but as of September 2014, the situation had resulted in economic sanctions from the West against Russia. However, even as the market began to focus less on that situation, the advance of Islamic militants in Iraq and Syria led to airstrikes by the U.S. and its allies and fears of a regional war in the Middle East.

Despite geopolitical challenges, U.S. economic numbers showed improvement. The unemployment rate continued its slow improvement, declining from 6.3% in April 2014 to 5.9% in September 2014. Although investors received an unpleasant surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.6%.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	3

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period. However, slowing global economic growth, combined with renewed geopolitical concerns (including protests in Hong Kong), caused stock market weakness in September 2014. The Russell Midcap Index ended the period with a 3.2% gain. Small-cap stocks, however, were hit harder by the late-period uncertainty and the Russell 2000 Index ended with a -5.5% return. Growth stocks outperformed value stocks in both the small-cap and the mid-cap space.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period.

4	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Samir Sikka

Alex Alvarez, CFA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSMX)	3-31-2008	0.92	12.39	5.86	7.06	13.73	6.49	1.59	1.41
Class C (WSCDX)	3-31-2008	5.28	12.88	5.75	6.28	12.88	5.75	2.34	2.16
Administrator Class (WFSDX)	4-8-2005	–	–	–	7.29	14.00	6.77	1.43	1.21
Institutional Class (WFSSX)	4-8-2005	–	–	–	7.53	14.25	6.98	1.16	1.01
Investor Class (SCOVX)	3-28-2002	–	–	–	6.98	13.67	6.46	1.65	1.47
Russell 2000® Value Index[4]	–	–	–	–	4.13	13.02	7.25	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of September 30, 2014
Kar Auction Services Incorporated	3.85
Office Depot Incorporated	3.66
AMN Healthcare Services Incorporated	2.53
Landstar System Incorporated	2.45
Pike Electric Corporation	2.38
DSW Incorporated Class A	2.29
Silgan Holdings Incorporated	2.11
Zions Bancorporation	2.10
FirstMerit Corporation	2.04
EVERTEC Incorporated	2.02

Sector distribution[6] as of September 30, 2014

1.	Prior to June 1, 2010, the Fund was named Wells Fargo Advantage Small Cap Disciplined Fund. Metropolitan West Capital Management, LLC replaced Wells Capital Management as a subadviser for the Fund effective June 1, 2010. Accordingly, performance figures shown prior to June 1, 2010, do not reflect the principal investment strategies or performance of Metropolitan West Capital Management, LLC. Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class C, 1.20% for Administrator Class, 1.00% for Institutional Class, and 1.46% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$980.02	$6.95	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Class C
Actual	$1,000.00	$976.73	$10.65	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.29	$10.86	2.15%
Administrator Class
Actual	$1,000.00	$981.17	$5.96	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$982.64	$4.97	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Investor Class
Actual	$1,000.00	$979.83	$7.25	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.38	1.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 98.64%

Consumer Discretionary: 17.51%

Hotels, Restaurants & Leisure: 4.84%
Interval Leisure Group Incorporated	141,650	$2,698,433
Seaworld Entertainment Incorporated	147,590	2,838,156
Six Flags Entertainment Corporation	43,350	1,490,807

		7,027,396

Household Durables: 1.17%
Taylor Morrison Home Corporation Class A †	104,826	1,700,278

Multiline Retail: 1.02%
Big Lots Incorporated	34,550	1,487,378

Specialty Retail: 10.48%
Abercrombie & Fitch Company Class A	50,900	1,849,706
Ann Incorporated †	36,157	1,487,137
Ascena Retail Group Incorporated †	138,000	1,835,400
Chico’s FAS Incorporated	95,230	1,406,547
DSW Incorporated Class A	110,590	3,329,865
Office Depot Incorporated †	1,035,500	5,322,470

		15,231,125

Consumer Staples: 7.71%

Beverages: 1.75%
Treasury Wine Estates ADR	676,700	2,537,625

Food Products: 5.96%
Dean Foods Company «	176,045	2,332,596
Flowers Foods Incorporated	117,593	2,159,007
J & J Snack Foods Corporation	16,200	1,515,672
Post Holdings Incorporated †	80,100	2,657,718

		8,664,993

Energy: 5.35%

Energy Equipment & Services: 2.47%
Forum Energy Technologies Incorporated †	64,900	1,986,589
Helix Energy Solutions Group Incorporated †	72,415	1,597,475

		3,584,064

Oil, Gas & Consumable Fuels: 2.88%
Energy XXI (Bermuda) Limited «	113,750	1,291,063
Oasis Petroleum Incorporated †	69,400	2,901,614

		4,192,677

Financials: 20.45%

Banks: 8.36%
Associated Banc-Corp	12,054	209,981

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
Cathay General Bancorp	61,730	$1,532,756
FirstMerit Corporation	168,450	2,964,720
Hancock Holding Company	49,270	1,579,104
Umpqua Holdings Corporation	170,640	2,810,441
Zions Bancorporation	104,995	3,051,155

		12,148,157

Consumer Finance: 1.33%
Encore Capital Group Incorporated †«	43,737	1,937,986

Real Estate Management & Development: 1.52%
Jones Lang LaSalle Incorporated	17,450	2,204,633

REITs: 5.83%
Equity Commonwealth	68,539	1,762,138
Parkway Properties Incorporated	117,584	2,208,228
Pennymac Mortgage Investment Trust	120,000	2,571,600
Redwood Trust Incorporated «	116,330	1,928,751

		8,470,717

Thrifts & Mortgage Finance: 3.41%
Essent Group Limited †	125,250	2,681,603
Ladder Capital Corporation Class A †	120,550	2,278,395

		4,959,998

Health Care: 8.73%

Health Care Equipment & Supplies: 3.69%
Integra LifeSciences Holdings †	49,100	2,437,324
Steris Corporation	54,250	2,927,330

		5,364,654

Health Care Providers & Services: 2.53%
AMN Healthcare Services Incorporated †	233,915	3,672,466

Life Sciences Tools & Services: 2.51%
Bio-Rad Laboratories Incorporated Class A †	19,300	2,188,620
Charles River Laboratories International Incorporated †	24,500	1,463,630

		3,652,250

Industrials: 20.17%

Commercial Services & Supplies: 7.88%
Herman Miller Incorporated	62,895	1,877,416
Kar Auction Services Incorporated	195,550	5,598,597
Tetra Tech Incorporated	64,997	1,623,625
United Stationers Incorporated	62,800	2,359,396

		11,459,034

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	9

Security name	Shares	Value

Construction & Engineering: 3.23%
EMCOR Group Incorporated	30,970	$1,237,561
Pike Electric Corporation †	290,500	3,454,045

		4,691,606

Electrical Equipment: 0.89%
Babcock & Wilcox Company	46,792	1,295,670

Machinery: 2.11%
Harsco Corporation	79,550	1,703,166
IDEX Corporation	18,800	1,360,556

		3,063,722

Professional Services: 2.49%
Korn/Ferry International †	51,440	1,280,856
Resources Connection Incorporated	168,000	2,341,920

		3,622,776

Road & Rail: 2.45%
Landstar System Incorporated	49,300	3,558,967

Trading Companies & Distributors: 1.12%
Beacon Roofing Supply Incorporated †	63,900	1,628,172

Information Technology: 13.64%

Communications Equipment: 1.03%
Plantronics Incorporated	31,248	1,493,029

Electronic Equipment, Instruments & Components: 1.62%
Jabil Circuit Incorporated	116,850	2,356,865

IT Services: 5.96%
CoreLogic Incorporated †	108,510	2,937,366
EVERTEC Incorporated	131,513	2,938,000
VeriFone Systems Incorporated †	81,250	2,793,375

		8,668,741

Software: 3.62%
Fair Isaac Corporation	42,100	2,319,710
Informatica Corporation †	85,800	2,937,792

		5,257,502

Technology Hardware, Storage & Peripherals: 1.41%
Avid Technology Incorporated †	203,000	2,050,300

Materials: 3.83%

Containers & Packaging: 3.83%
Berry Plastics Group Incorporated †	99,300	2,506,332
Silgan Holdings Incorporated	65,300	3,069,100

		5,575,432

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name		Shares	Value

Utilities: 1.25%

Electric Utilities: 1.25%
Westar Energy Incorporated		53,250	$1,816,886

Total Common Stocks (Cost $131,722,822)			143,375,099

	Yield

Short-Term Investments: 3.81%

Investment Companies: 3.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	1,872,065	1,872,065
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)	0.11	3,665,075	3,665,075

Total Short-Term Investments (Cost $5,537,140)			5,537,140

Total investments in securities
(Cost $137,259,962) *	102.45%	148,912,239
Other assets and liabilities, net	(2.45)	(3,567,809)

Total net assets	100.00%	$145,344,430

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $137,526,780 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,563,981
Gross unrealized losses	(7,178,522)

Net unrealized gains	$11,385,459

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including $3,580,866 of securities loaned), at value (cost $131,722,822)	$143,375,099
In affiliated securities, at value (cost $5,537,140)	5,537,140

Total investments, at value (cost $137,259,962)	148,912,239
Receivable for investments sold	1,697,305
Receivable for Fund shares sold	6,844
Receivable for dividends	171,371
Receivable for securities lending income	897
Prepaid expenses and other assets	15,366

Total assets	150,804,022

Liabilities
Payable for investments purchased	1,552,703
Payable for Fund shares redeemed	74,585
Payable upon receipt of securities loaned	3,665,075
Advisory fee payable	95,527
Distribution fees payable	232
Administration fees payable	28,537
Accrued expenses and other liabilities	42,933

Total liabilities	5,459,592

Total net assets	$145,344,430

NET ASSETS CONSIST OF
Paid-in capital	$194,387,809
Undistributed net investment income	371,194
Accumulated net realized losses on investments	(61,066,850)
Net unrealized gains on investments	11,652,277

Total net assets	$145,344,430

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$709,274
Shares outstanding – Class A1	30,754
Net asset value per share – Class A	$23.06
Maximum offering price per share – Class A2	$24.47
Net assets – Class C	$262,372
Shares outstanding – Class C1	12,021
Net asset value per share – Class C	$21.83
Net assets – Administrator Class	$9,751,482
Shares outstanding – Administrator Class[1]	415,852
Net asset value per share – Administrator Class	$23.45
Net assets – Institutional Class	$77,069,069
Shares outstanding – Institutional Class[1]	3,242,972
Net asset value per share – Institutional Class	$23.76
Net assets – Investor Class	$57,552,233
Shares outstanding – Investor Class[1]	2,520,702
Net asset value per share – Investor Class	$22.83

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Statement of operations—six months ended September 30, 2014 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,942)	$1,108,852
Securities lending income, net	6,028
Income from affiliated securities	1,602

Total investment income	1,116,482

Expenses
Advisory fee	610,943
Administration fees
Fund level	38,184
Class A	1,112
Class C	519
Administrator Class	5,178
Institutional Class	31,970
Investor Class	97,919
Shareholder servicing fees
Class A	1,069
Class C	499
Administrator Class	12,946
Investor Class	76,498
Distribution fees
Class C	1,498
Custody and accounting fees	8,782
Professional fees	21,233
Registration fees	11,826
Shareholder report expenses	20,452
Trustees’ fees and expenses	5,885
Other fees and expenses	3,422

Total expenses	949,935
Less: Fee waivers and/or expense reimbursements	(31,134)

Net expenses	918,801

Net investment income	197,681

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	10,114,803
Net change in unrealized gains (losses) on investments	(13,087,278)

Net realized and unrealized gains (losses) on investments	(2,972,475)

Net decrease in net assets resulting from operations	$(2,774,794)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Intrinsic Small Cap Value Fund	13

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

Operations
Net investment income		$197,681		$261,684		$271,746
Net realized gains on investments		10,114,803		3,201,803		15,318,277
Net change in unrealized gains (losses) on investments		(13,087,278)		5,627,885		10,493,223

Net increase (decrease) in net assets resulting from operations		(2,774,794)		9,091,372		26,083,246

Distributions to shareholders from
Net investment income
Administrator Class		0		(2,091)		0
Institutional Class		0		(115,243)		0

Total distributions to shareholders		0		(117,334)		0

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	3,719	88,121	3,664	82,865	32,482	619,008
Class C	1,479	33,536	1,360	29,564	15,685	299,291
Administrator Class	11,221	270,398	22,226	511,210	309,532	5,936,505
Institutional Class	57,865	1,424,246	211,621	4,945,124	3,394,484	72,965,758
Investor Class	58,460	1,379,662	82,795	1,865,197	788,890	14,982,958

		3,195,963		7,433,960		94,803,520

Reinvestment of distributions
Administrator Class	0	0	36	802	0	0
Institutional Class	0	0	4,460	102,144	0	0

		0		102,946		0

Payment for shares redeemed
Class A	(11,574)	(277,257)	(8,673)	(191,642)	(11,243)	(231,447)
Class C	(8,639)	(192,330)	(1,957)	(41,683)	(1,737)	(33,644)
Administrator Class	(34,654)	(835,916)	(80,157)	(1,860,405)	(233,269)	(4,566,109)
Institutional Class	(92,953)	(2,270,012)	(95,359)	(2,220,641)	(2,692,015)	(45,602,942)
Investor Class	(220,561)	(5,153,943)	(192,968)	(4,346,409)	(966,481)	(18,948,279)

		(8,729,458)		(8,660,780)		(69,382,421)

Net increase (decrease) in net assets resulting from capital share transactions		(5,533,495)		(1,123,874)		25,421,099

Total increase (decrease) in net assets		(8,308,289)		7,850,164		51,504,345

Net assets
Beginning of period		153,652,719		145,802,555		94,298,210

End of period		$145,344,430		$153,652,719		$145,802,555

Undistributed net investment income		$371,194		$173,513		$117,292

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS A			2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.53	$22.16	$15.96	$14.06	$13.81	$11.52	$11.08
Net investment income (loss)	0.01	0.02	0.03	(0.06)[2]	(0.06)[2]	(0.06)	(0.02)[2]
Net realized and unrealized gains (losses) on investments	(0.48)	1.35	6.17	1.96	0.31	2.35	0.47

Total from investment operations	(0.47)	1.37	6.20	1.90	0.25	2.29	0.45
Distributions to shareholders from
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
Net asset value, end of period	$23.06	$23.53	$22.16	$15.96	$14.06	$13.81	$11.52
Total return[3]	(2.00)%	6.33%	38.66%	13.51%	1.81%	19.88%	4.09%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.57%	1.56%	1.48%	1.44%	1.54%	1.57%
Net expenses	1.40%	1.44%	1.45%	1.45%	1.42%	1.45%	1.45%
Net investment income (loss)	0.04%	0.19%	0.11%	(0.38)%	(0.41)%	(0.49)%	(0.17)%
Supplemental data
Portfolio turnover rate	26%	22%	75%	33%	54%	147%	64%
Net assets, end of period (000s omitted)	$709	$908	$967	$357	$189	$354	$290

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS C			2013	2012	2011	2010	2009
Net asset value, beginning of period	$22.35	$21.12	$15.32	$13.60	$13.45	$11.31	$10.95
Net investment loss	(0.08)[2]	(0.05)	(0.13)[2]	(0.16)[2]	(0.17)[2]	(0.18)	(0.09)[2]
Net realized and unrealized gains (losses) on investments	(0.44)	1.28	5.93	1.88	0.32	2.32	0.45

Total from investment operations	(0.52)	1.23	5.80	1.72	0.15	2.14	0.36
Net asset value, end of period	$21.83	$22.35	$21.12	$15.32	$13.60	$13.45	$11.31
Total return[3]	(2.33)%	6.02%	37.60%	12.65%	1.12%	18.92%	3.29%
Ratios to average net assets (annualized)
Gross expenses	2.20%	2.33%	2.30%	2.22%	2.19%	2.30%	2.31%
Net expenses	2.15%	2.19%	2.20%	2.20%	2.17%	2.20%	2.20%
Net investment loss	(0.70)%	(0.54)%	(0.66)%	(1.12)%	(1.19)%	(1.24)%	(0.90)%
Supplemental data
Portfolio turnover rate	26%	22%	75%	33%	54%	147%	64%
Net assets, end of period (000s omitted)	$262	$429	$418	$89	$108	$142	$132

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
ADMINISTRATOR CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.90	$22.49	$16.16	$14.20	$13.91	$11.58	$11.10
Net investment income (loss)	0.03 [2]	0.04 [2]	0.09	(0.02)[2]	(0.05)[2]	(0.02)	0.02 [2]
Net realized and unrealized gains (losses) on investments	(0.48)	1.37	6.24	1.98	0.34	2.35	0.46

Total from investment operations	(0.45)	1.41	6.33	1.96	0.29	2.33	0.48
Distributions to shareholders from
Net investment income	0.00	(0.00)[3]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.45	$23.90	$22.49	$16.16	$14.20	$13.91	$11.58
Total return[4]	(1.88)%	6.43%	38.99%	13.80%	2.08%	20.12%	4.32%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.42%	1.40%	1.30%	1.22%	1.37%	1.38%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.19%	1.20%	1.20%
Net investment income (loss)	0.26%	0.45%	0.52%	(0.12)%	(0.30)%	(0.23)%	0.18%
Supplemental data
Portfolio turnover rate	26%	22%	75%	33%	54%	147%	64%
Net assets, end of period (000s omitted)	$9,751	$10,498	$11,182	$6,801	$9,722	$5,774	$5,730

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
INSTITUTIONAL CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.19	$22.78	$16.32	$14.32	$14.00	$11.63	$11.15
Net investment income (loss)	0.06 [2]	0.06 [2]	0.12 [2]	0.01 [2]	0.00 [2,3]	(0.00)[2,3]	0.04 [2]
Net realized and unrealized gains (losses) on investments	(0.49)	1.39	6.34	1.99	0.32	2.37	0.47

Total from investment operations	(0.43)	1.45	6.46	2.00	0.32	2.37	0.51
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	0.00	(0.04)	0.00	0.00	0.00	0.00	(0.03)
Net asset value, end of period	$23.76	$24.19	$22.78	$16.32	$14.32	$14.00	$11.63
Total return[4]	(1.74)%	6.50%	39.40%	13.97%	2.29%	20.38%	4.61%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.15%	1.10%	1.05%	1.01%	1.10%	1.11%
Net expenses	1.00%	1.00%	1.00%	1.00%	0.98%	1.00%	1.00%
Net investment income (loss)	0.47%	0.64%	0.58%	0.07%	0.02%	(0.03)%	0.36%
Supplemental data
Portfolio turnover rate	26%	22%	75%	33%	54%	147%	64%
Net assets, end of period (000s omitted)	$77,069	$79,312	$71,934	$40,073	$41,861	$72,200	$65,014

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
INVESTOR CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.30	$21.95	$15.81	$13.94	$13.70	$11.43	$10.99
Net investment income (loss)	(0.00)[2,3]	0.01 [2]	0.04 [2]	(0.06)[2]	(0.07)[2]	(0.06)[2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	(0.47)	1.34	6.10	1.93	0.31	2.33	0.45

Total from investment operations	(0.47)	1.35	6.14	1.87	0.24	2.27	0.44
Net asset value, end of period	$22.83	$23.30	$21.95	$15.81	$13.94	$13.70	$11.43
Total return[4]	(2.02)%	6.30%	38.56%	13.49%	1.75%	19.86%	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.64%	1.62%	1.54%	1.50%	1.63%	1.67%
Net expenses	1.46%	1.48%	1.49%	1.49%	1.48%	1.49%	1.49%
Net investment income (loss)	(0.00)%	0.16%	0.19%	(0.42)%	(0.48)%	(0.47)%	(0.12)%
Supplemental data
Portfolio turnover rate	26%	22%	75%	33%	54%	147%	64%
Net assets, end of period (000s omitted)	$57,552	$62,505	$61,302	$46,977	$51,927	$79,132	$180,060

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $70,869,788 with $63,180,078 expiring in 2017 and $7,689,710 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$25,446,177	$0	$0	$25,446,177
Consumer staples	11,202,618	0	0	11,202,618
Energy	7,776,741	0	0	7,776,741
Financials	29,721,491	0	0	29,721,491
Health care	12,689,370	0	0	12,689,370
Industrials	29,319,947	0	0	29,319,947
Information technology	19,826,437	0	0	19,826,437
Materials	5,575,432	0	0	5,575,432
Utilities	1,816,886	0	0	1,816,886

Short-term investments
Investment companies	1,872,065	3,665,075	0	5,537,140
Total assets	$145,247,164	$3,665,075	$0	$148,912,239

Transfers in and transfers out are recognized at the end of the reporting period. At September 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

22	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A shares, 2.15% for Class C shares, 1.20% for Administrator Class shares, 1.00% for Institutional Class shares, and 1.46% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2014, Funds Distributor received $379 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $40,661,849 and $38,374,688, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $141 in commitment fees.

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	27

Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was lower than the average performance of the Universe for the one-, five- and ten-year periods under review and in range of the average performance of the Universe for the three year period. The Board also noted that the performance of the Fund was in range of its benchmark, the Russell 2000® Value Index, for all periods under review except for the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the three-year period and the benchmark for the ten-year period. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted that the Sub-Adviser assumed investment management responsibilities for the Fund in June 2010 and noted the Fund’s recent improved performance. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes of shares.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates of the expense Groups for all classes of shares.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

28	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Intrinsic Small Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228298 11-14 SA242/SAR242 09-14

Wells Fargo Advantage

Small Cap Opportunities Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Small Cap Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite geopolitical challenges, U.S. economic numbers showed improvement.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Opportunities Fund for the six-month period that ended September 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as Islamic militants (formerly known as ISIS) gained territory in Iraq and Syria. Toward the end of the reporting period, market volatility increased as renewed fears of slowing global growth took hold, and investors began to price in expectations that the U.S. Federal Reserve (Fed) was finally looking to raise short-term interest rates. Although mid-cap stocks (measured by the Russell Midcap® Index1) ended the period with a single-digit gain, small-cap stocks (measured by the Russell 2000® Index2) ended with a loss.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Prior to the reporting period, in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month and continued the taper throughout the reporting period. Some anticipated this action would lead to higher interest rates, however, interest rates followed a downward trend, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate and imposing for the first time a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate again—to 0.05%—and pushed the deposit rate for banks to -0.20%.

Although the geopolitical situation presented challenges, U.S. stock markets gained on positive economic data.

Geopolitical events were major obstacles throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and fed into stock market volatility early in 2014. The situation’s effect on the stock market faded as investors began to believe that the situation would not result in war, but as of September 2014, the situation had resulted in economic sanctions from the West against Russia. However, even as the market began to focus less on that situation, the advance of Islamic militants in Iraq and Syria led to airstrikes by the U.S. and its allies and fears of a regional war in the Middle East.

Despite geopolitical challenges, U.S. economic numbers showed improvement. The unemployment rate continued its slow improvement, declining from 6.3% in April 2014 to 5.9% in September 2014. Although investors received an unpleasant surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.6%.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	3

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period. However, slowing global economic growth, combined with renewed geopolitical concerns (including protests in Hong Kong), caused stock market weakness in September 2014. The Russell Midcap Index ended the period with a 3.2% gain. Small-cap stocks, however, were hit harder by the late-period uncertainty and the Russell 2000 Index ended with a -5.5% return. Growth stocks outperformed value stocks in both the small-cap and the mid-cap space.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period.

4	Wells Fargo Advantage Small Cap Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Schroder Investment Management North America Inc.

Portfolio manager

Jenny B. Jones

Average annual total returns (%) as of September 30, 2014

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (NVSOX)	8-1-1993	6.38	13.04	9.96	1.27	1.22
Russell 2000® Index[3]	–	3.93	14.29	8.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	5

Ten largest equity holdings[4] (%) as of September 30, 2014
Berry Plastics Group Incorporated	2.24
Brown & Brown Incorporated	2.22
Parexel International Corporation	1.62
Northwestern Corporation	1.43
Hexcel Corporation	1.38
Applied Industrial Technologies Incorporated	1.36
Kennedy Wilson Holdings Incorporated	1.36
LifePoint Hospitals Incorporated	1.36
Steven Madden Limited	1.36
Minerals Technologies Incorporated	1.28

Sector distribution[5] as of September 30, 2014

1.	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

2.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Administrator Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small Cap Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$977.06	$5.95	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 92.72%

Consumer Discretionary: 11.03%

Auto Components: 0.90%
Fox Factory Holding Corporation †	85,553	$1,326,072
Motorcar Parts of America Incorporated †	61,083	1,662,068

		2,988,140

Diversified Consumer Services: 1.03%
Chegg Incorporated †«	198,200	1,236,768
Servicemaster Global Holdings Incorporated †	89,713	2,171,055

		3,407,823

Hotels, Restaurants & Leisure: 3.01%
ClubCorp Holdings Incorporated	137,300	2,722,659
Domino’s Pizza Incorporated	19,400	1,493,024
Home Inns & Hotels Management ADR †«	40,900	1,185,691
Red Robin Gourmet Burgers Incorporated †	50,100	2,850,690
Six Flags Entertainment Corporation	49,000	1,685,110

		9,937,174

Household Durables: 0.18%
Harman International Industries Incorporated	5,900	578,436

Leisure Products: 0.93%
Brunswick Corporation	56,800	2,393,552
Callaway Golf Company	93,900	679,836

		3,073,388

Media: 2.42%
AMC Entertainment Holdings Class A	138,400	3,181,816
Cinedigm Corporation †	576,900	894,195
John Wiley & Sons Incorporated Class A	29,600	1,660,856
National CineMedia Incorporated	156,300	2,267,913

		8,004,780

Specialty Retail: 1.20%
American Eagle Outfitters Incorporated «	274,300	3,982,836

Textiles, Apparel & Luxury Goods: 1.36%
Steven Madden Limited †	139,800	4,505,754

Consumer Staples: 0.94%

Food Products: 0.94%
Dean Foods Company	233,950	3,099,838

Energy: 3.86%

Energy Equipment & Services: 0.56%
Bristow Group Incorporated	27,400	1,841,280

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 3.30%
Carrizo Oil & Gas Incorporated †	61,500	$3,309,930
Jones Energy Incorporated †	95,500	1,793,490
Laredo Petroleum Holdings Incorporated †	104,800	2,348,568
Synergy Resources Corporation †	150,800	1,838,252
Teekay Corporation	24,634	1,634,712

		10,924,952

Financials: 18.42%

Banks: 4.95%
First Citizens BancShares Corporation Class A	8,212	1,778,966
First Horizon National Corporation	111,900	1,374,132
FirstMerit Corporation	56,300	990,880
Heartland Financial USA Incorporated	33,600	802,368
Heritage Financial Corporation	73,900	1,170,576
Lakeland Financial Corporation	30,500	1,143,750
Old National Bancorp	269,772	3,498,943
Simmons First National Corporation	37,500	1,444,500
South State Corporation	38,800	2,169,696
Wintrust Financial Corporation	44,600	1,992,282

		16,366,093

Capital Markets: 3.18%
FXCM Incorporated Class A «	186,000	2,948,100
Golub Capital BDC Incorporated «	153,857	2,454,019
HFF Incorporated Class A	82,900	2,399,955
Stifel Financial Corporation †	57,731	2,707,007

		10,509,081

Diversified Financial Services: 0.60%
Compass Diversified Holdings	113,200	1,982,132

Insurance: 4.41%
Amerisafe Incorporated	47,900	1,873,369
Brown & Brown Incorporated	228,600	7,349,490
ProAssurance Corporation	63,500	2,798,445
Reinsurance Group of America Incorporated	32,200	2,580,186

		14,601,490

Real Estate Management & Development: 1.36%
Kennedy Wilson Holdings Incorporated	188,300	4,511,668

REITs: 3.92%
Blackstone Mortgage Trust Incorporated Class A	54,439	1,475,297
Equity Lifestyle Properties Incorporated	51,832	2,195,604
Mid-America Apartment Communities Incorporated	39,403	2,586,807
Parkway Properties Incorporated	141,462	2,656,656
Redwood Trust Incorporated «	85,994	1,425,781
Terreno Realty Corporation	139,395	2,624,808

		12,964,953

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	9

Security name	Shares	Value

Health Care: 13.42%

Biotechnology: 1.07%
Cepheid Incorporated †	64,200	$2,826,726
Lexicon Genetics Incorporated †«	506,500	714,165

		3,540,891

Health Care Equipment & Supplies: 4.10%
Cooper Companies Incorporated	16,800	2,616,600
K2M Group Holdings Incorporated †«	63,545	916,954
Masimo Corporation †	48,700	1,036,336
Sirona Dental Systems Incorporated †	33,100	2,538,108
Spectranetics Corporation †	70,400	1,870,528
Trinity Biotech plc	83,900	1,532,853
Unilife Corporation †«	348,069	798,818
West Pharmaceutical Services Incorporated	50,700	2,269,332

		13,579,529

Health Care Providers & Services: 4.17%
Centene Corporation †	39,600	3,275,316
HealthSouth Rehabilitation Corporation	70,682	2,608,166
LifePoint Hospitals Incorporated †	64,800	4,483,512
Premier Incorporated Class A †	62,893	2,066,664
Surgical Care Affiliates Incorporated †	50,400	1,347,192

		13,780,850

Life Sciences Tools & Services: 2.00%
Fluidigm Corporation †	51,300	1,256,850
Parexel International Corporation †	84,700	5,343,723

		6,600,573

Pharmaceuticals: 2.08%
Aerie Pharmaceuticals Incorporated †	78,900	1,632,441
Catalent Incorporated †	83,190	2,082,246
Salix Pharmaceuticals Limited †	14,800	2,312,352
The Medicines Company †	38,600	861,552

		6,888,591

Industrials: 18.94%

Aerospace & Defense: 1.38%
Hexcel Corporation †	115,100	4,569,470

Airlines: 1.66%
Allegiant Travel Company	25,492	3,152,341
Spirit Airlines Incorporated †	33,800	2,336,932

		5,489,273

Building Products: 1.96%
Fortune Brands Home & Security Incorporated	51,300	2,108,943
Simpson Manufacturing Company Incorporated	94,000	2,740,100

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Building Products (continued)
Universal Forest Products Incorporated	38,200	$1,631,522

		6,480,565

Commercial Services & Supplies: 4.72%
ABM Industries Incorporated	32,600	837,494
Herman Miller Incorporated	107,200	3,199,920
Matthews International Corporation Class A	76,400	3,353,196
Tetra Tech Incorporated	149,700	3,739,506
US Ecology Incorporated	46,000	2,150,960
Waste Connections Incorporated	47,990	2,328,475

		15,609,551

Construction & Engineering: 1.78%
Dycom Industries Incorporated †	64,300	1,974,653
MYR Group Incorporated †	29,800	717,584
Primoris Services Corporation	119,576	3,209,420

		5,901,657

Electrical Equipment: 2.41%
EnerSys	25,200	1,477,728
Powell Industries Incorporated	59,100	2,414,826
Regal-Beloit Corporation	63,400	4,073,450

		7,966,004

Machinery: 1.34%
Clarcor Incorporated	13,800	870,504
IDEX Corporation	48,973	3,544,176

		4,414,680

Professional Services: 0.82%
On Assignment Incorporated †	43,600	1,170,660
Towers Watson & Company Class A	15,500	1,542,250

		2,712,910

Road & Rail: 0.72%
Genesee & Wyoming Incorporated Class A †	25,000	2,382,750

Trading Companies & Distributors: 2.15%
Applied Industrial Technologies Incorporated	98,400	4,491,960
Beacon Roofing Supply Incorporated †	71,400	1,819,272
NOW Incorporated †«	26,600	808,906

		7,120,138

Information Technology: 16.43%

Communications Equipment: 1.71%
Ciena Corporation †	252,600	4,223,472
JDS Uniphase Corporation †	112,000	1,433,600

		5,657,072

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	11

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 2.07%
Belden Incorporated	37,000	$2,368,740
Fabrinet †	37,400	546,040
MTS Systems Corporation	41,400	2,825,964
OSI Systems Incorporated †	17,600	1,117,248

		6,857,992

Internet Software & Services: 1.54%
AOL Incorporated †	77,700	3,492,615
Global Eagle Entertainment Incorporated †«	142,600	1,599,972

		5,092,587

IT Services: 2.57%
CoreLogic Incorporated †	131,900	3,570,533
EPAM Systems Incorporated †	45,000	1,970,550
Sapient Corporation †	211,800	2,965,200

		8,506,283

Semiconductors & Semiconductor Equipment: 4.50%
Atmel Corporation †	334,400	2,701,952
Entegris Incorporated †	170,100	1,956,150
Fairchild Semiconductor International Incorporated †	167,800	2,605,934
Integrated Device Technology Incorporated †	138,400	2,207,480
International Rectifier Corporation †	22,000	863,280
MA-COM Technology Solutions Holdings Incorporated †	107,800	2,354,352
Monolithic Power Systems Incorporated	23,500	1,035,175
Nanometrics Incorporated †	76,800	1,159,680

		14,884,003

Software: 4.04%
Cadence Design Systems Incorporated †	175,400	3,018,634
Fortinet Incorporated †	127,700	3,226,341
NetScout Systems Incorporated †	19,100	874,780
PTC Incorporated †	86,300	3,184,470
Verint Systems Incorporated †	54,825	3,048,818

		13,353,043

Materials: 7.14%

Chemicals: 1.28%
Minerals Technologies Incorporated	68,600	4,233,306

Containers & Packaging: 3.12%
Berry Plastics Group Incorporated †	294,000	7,420,560
Packaging Corporation of America	45,400	2,897,428

		10,317,988

Metals & Mining: 2.43%
Compass Minerals International Incorporated	33,000	2,781,240
Pretium Resources Incorporated †«	121,316	630,843

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name		Shares	Value

Metals & Mining (continued)
Ryerson Holding Corporation †		166,364	$2,129,459
Steel Dynamics Incorporated		110,400	2,496,144

			8,037,686

Paper & Forest Products: 0.31%
Louisiana-Pacific Corporation †		76,400	1,038,276

Utilities: 2.54%

Electric Utilities: 0.67%
IDACORP Incorporated		41,200	2,208,732

Multi-Utilities: 1.43%
Northwestern Corporation		104,381	4,734,720

Water Utilities: 0.44%
SJW Corporation		55,000	1,477,850

Total Common Stocks (Cost $250,273,109)			306,716,788

Exchange-Traded Funds: 0.75%
iShares Russell 2000 Index ETF		22,600	2,471,310

Total Exchange-Traded Funds (Cost $2,529,329)			2,471,310

	Yield
Short-Term Investments: 10.34%

Investment Companies: 10.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	23,003,048	23,003,048
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)	0.11	11,193,199	11,193,199

Total Short-Term Investments (Cost $34,196,247)			34,196,247

Total investments in securities
(Cost $286,998,685) *	103.81%	343,384,345
Other assets and liabilities, net	(3.81)	(12,596,255)

Total net assets	100.00%	$330,788,090

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $288,184,061 and unrealized gains (losses) consists of:

Gross unrealized gains	$64,402,613
Gross unrealized losses	(9,202,329)

Net unrealized gains	$55,200,284

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	13

Assets
Investments
In unaffiliated securities (including $10,877,532 of securities loaned), at value (cost $252,802,438)	$309,188,098
In affiliated securities, at value (cost $34,196,247)	34,196,247

Total investments, at value (cost $286,998,685)	343,384,345
Receivable for investments sold	479,682
Receivable for Fund shares sold	151,111
Receivable for dividends	259,643
Receivable for securities lending income	11,722
Prepaid expenses and other assets	4,350

Total assets	344,290,853

Liabilities
Payable for investments purchased	822,372
Payable for Fund shares redeemed	1,130,227
Payable upon receipt of securities loaned	11,193,199
Advisory fee payable	215,198
Administration fees payable	42,323
Accrued expenses and other liabilities	99,444

Total liabilities	13,502,763

Total net assets	$330,788,090

NET ASSETS CONSIST OF
Paid-in capital	$146,304,976
Accumulated net investment loss	(102,638)
Accumulated net realized gains on investments	128,200,092
Net unrealized gains on investments	56,385,660

Total net assets	$330,788,090

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$330,788,090
Shares outstanding – Administrator Class[1]	8,924,583
Net asset value per share – Administrator Class	$37.06

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Opportunities Fund	Statement of operations—six months ended September 30, 2014 (unaudited)

Investment income
Dividends	$2,241,277
Securities lending income, net	106,609
Income from affiliated securities	9,281

Total investment income	2,357,167

Expenses
Advisory fee	1,623,705
Administration fees
Fund level	101,482
Administrator Class	202,963
Shareholder servicing fees
Administrator Class	506,246
Custody and accounting fees	20,436
Professional fees	20,264
Registration fees	8,325
Shareholder report expenses	7,627
Trustees’ fees and expenses	6,484
Other fees and expenses	4,175

Total expenses	2,501,707
Less: Fee waivers and/or expense reimbursements	(66,150)

Net expenses	2,435,557

Net investment loss	(78,390)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	46,661,355
Futures transactions	(238,018)

Net realized gains on investments	46,423,337

Net change in unrealized gains (losses) on:
Unaffiliated securities	(53,765,663)
Futures transactions	24,493

Net change in unrealized gains (losses) on investments	(53,741,170)

Net realized and unrealized gains (losses) on investments	(7,317,833)

Net decrease in net assets resulting from operations	$(7,396,223)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Small Cap Opportunities Fund	15

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

Operations
Net investment income (loss)		$(78,390)		$232,585		$1,996,879
Net realized gains on investments		46,423,337		82,223,074		111,122,075
Net change in unrealized gains (losses) on investments		(53,741,170)		(54,537,496)		74,192,106

Net increase (decrease) in net assets resulting from operations		(7,396,223)		27,918,163		187,311,060

Distributions to shareholders from
Net investment income
Administrator Class		0		(340,685)		(1,493,441)
Net realized gains
Administrator Class		0		(107,195,250)		(44,504,059)

Total distributions to shareholders		0		(107,535,935)		(45,997,500)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Administrator Class	495,408	18,654,054	1,018,378	38,298,973	2,155,903	80,223,634
Reinvestment of distributions
Administrator Class	0	0	2,933,436	106,539,476	1,419,026	45,545,649
Payment for shares redeemed
Administrator Class	(3,997,560)	(151,800,087)	(8,157,085)	(299,561,650)	(5,080,384)	(186,255,523)

Net decrease in net assets resulting from capital share transactions		(133,146,033)		(154,723,201)		(60,486,240)

Total increase (decrease) in net assets		(140,542,256)		(234,340,973)		80,827,320

Net assets
Beginning of period		471,330,346		705,671,319		624,843,999

End of period		$330,788,090		$471,330,346		$705,671,319

Undistributed/accumulated/overdistributed net investment income (loss)		$(102,638)		$(24,248)		$340,616

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
ADMINISTRATOR CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$37.93	$42.43	$34.45	$32.50	$31.33	$25.88	$23.47
Net investment income (loss)	(0.01)	0.02	0.11	0.05	0.00 [2]	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.86)	2.33	10.48	3.13	1.17	5.51	3.38

Total from investment operations	(0.87)	2.35	10.59	3.18	1.17	5.45	3.36
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.08)	0.00	0.00	0.00	0.00
Net realized gains	0.00	(6.83)	(2.53)	(1.23)	0.00	0.00	(0.93)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	0.00	(6.85)	(2.61)	(1.23)	0.00	0.00	(0.95)
Net asset value, end of period	$37.06	$37.93	$42.43	$34.45	$32.50	$31.33	$25.88
Total return[3]	(2.29)%	6.26%	33.19%	10.12%	3.73%	21.06%	15.44%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.24%	1.22%	1.22%	1.22%	1.25%	1.31%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.04)%	0.11%	0.31%	0.13%	0.00%	(0.20)%	(0.07)%
Supplemental data
Portfolio turnover rate	29%	26%	76%	78%	100%	66%	68%
Net assets, end of period (000s omitted)	$330,788	$471,330	$705,671	$624,844	$656,720	$707,958	$612,110

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	19

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$36,478,331	$0	$0	$36,478,331
Consumer staples	3,099,838	0	0	3,099,838
Energy	12,766,232	0	0	12,766,232
Financials	60,935,417	0	0	60,935,417
Health care	44,390,434	0	0	44,390,434
Industrials	62,646,998	0	0	62,646,998
Information technology	54,350,980	0	0	54,350,980
Materials	23,627,256	0	0	23,627,256
Utilities	8,421,302	0	0	8,421,302

Exchange-traded funds	2,471,310	0	0	2,471,310

Short-term investments
Investment companies	23,003,048	11,193,199	0	34,196,247
Total assets	$332,191,146	$11,193,199	$0	$343,384,345

20	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Schroder Investment Management North America Inc. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.10% of the average daily net assets of Administrator Class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $109,631,240 and $219,303,740, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2014, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

As of September 30, 2014, the Fund did not have any open futures contracts. The Fund had an average notional amount of $835,853 in long futures contracts during the six months ended September 30, 2014.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $435 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	21

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Schroder Investment Management North America Inc. (the “Sub-Adviser”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

26	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for the ten-year period under review and lower than the average performance of the Universe for the one-, three- and five-year periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Index, for the ten-year period under review and lower than the average performance of its benchmark for the one-, three- and five-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the one-, three- and five year periods. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by elevated cash levels and unfavorable stock selection in the technology sector. The Board noted the Fund’s long-term risk adjusted results and was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	27

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

28	Wells Fargo Advantage Small Cap Opportunities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228299 11-14 SA243/SAR243 09-14

Wells Fargo Advantage Small Cap Value Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite geopolitical challenges, U.S. economic numbers showed improvement.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Value Fund for the six-month period that ended September 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as Islamic militants (formerly known as ISIS) gained territory in Iraq and Syria. Toward the end of the reporting period, market volatility increased as renewed fears of slowing global growth took hold, and investors began to price in expectations that the U.S. Federal Reserve (Fed) was finally looking to raise short-term interest rates. Although mid-cap stocks (measured by the Russell Midcap® Index1) ended the period with a single-digit gain, small-cap stocks (measured by the Russell 2000® Index2) ended with a loss.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Prior to the reporting period, in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month and continued the taper throughout the reporting period. Some anticipated this action would lead to higher interest rates, however, interest rates followed a downward trend, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate and imposing for the first time a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate again—to 0.05%—and pushed the deposit rate for banks to -0.20%.

Although the geopolitical situation presented challenges, U.S. stock markets gained on positive economic data.

Geopolitical events were major obstacles throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and fed into stock market volatility early in 2014. The situation’s effect on the stock market faded as investors began to believe that the situation would not result in war, but as of September 2014, the situation had resulted in economic sanctions from the West against Russia. However, even as the market began to focus less on that situation, the advance of Islamic militants in Iraq and Syria led to airstrikes by the U.S. and its allies and fears of a regional war in the Middle East.

Despite geopolitical challenges, U.S. economic numbers showed improvement. The unemployment rate continued its slow improvement, declining from 6.3% in April 2014 to 5.9% in September 2014. Although investors received an unpleasant surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.6%.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small Cap Value Fund	3

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period. However, slowing global economic growth, combined with renewed geopolitical concerns (including protests in Hong Kong), caused stock market weakness in September 2014. The Russell Midcap Index ended the period with a 3.2% gain. Small-cap stocks, however, were hit harder by the late-period uncertainty and the Russell 2000 Index ended with a -5.5% return. Growth stocks outperformed value stocks in both the small-cap and the mid-cap space.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period.

4	Wells Fargo Advantage Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

I. Charles Rinaldi

Erik C. Astheimer

Michael Schneider, CFA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMVAX)	11-30-2000	(3.24)	8.65	7.38	2.67	9.94	8.02	1.35	1.30
Class B (SMVBX)*	11-30-2000	(3.09)	8.84	7.46	1.91	9.12	7.46	2.10	2.05
Class C (SMVCX)	11-30-2000	0.94	9.13	7.22	1.94	9.13	7.22	2.10	2.05
Class R6 (SMVRX)	6-28-2013	–	–	–	3.17	10.41	8.41	0.87	0.85
Administrator Class (SMVDX)	7-30-2010	–	–	–	2.91	10.18	8.20	1.19	1.10
Institutional Class (WFSVX)	7-31-2007	–	–	–	3.10	10.39	8.40	0.92	0.90
Investor Class (SSMVX)	12-31-1997	–	–	–	2.66	9.93	8.07	1.41	1.31
Russell 2000® Value Index[4]	–	–	–	–	4.13	13.02	7.25	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of September 30, 2014
InterOil Corporation	8.79
Randgold Resources Limited ADR	6.87
Chimera Investment Corporation	5.03
Delta Air Lines Incorporated	2.76
United Continental Holdings Incorporated	2.63
Newpark Resources Incorporated	2.59
OSI Systems Incorporated	2.49
Cray Incorporated	2.21
Trilogy Energy Corporation	2.15
Argo Group International Holdings Limited	2.02

Sector distribution[6] as of September 30, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.83% for Class R6, 1.08% for Administrator Class, 0.88% for Institutional Class, and 1.29% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$931.17	$6.25	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Class B
Actual	$1,000.00	$927.52	$9.86	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.84	$10.30	2.04%
Class C
Actual	$1,000.00	$927.88	$9.86	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.84	$10.30	2.04%
Class R6
Actual	$1,000.00	$933.19	$4.07	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.26	0.84%
Administrator Class
Actual	$1,000.00	$932.14	$5.28	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Institutional Class
Actual	$1,000.00	$932.93	$4.31	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%
Investor Class
Actual	$1,000.00	$931.20	$6.29	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 85.28%

Consumer Discretionary: 6.71%

Auto Components: 0.60%
Fox Factory Holding Corporation †	509,700	$7,900,350
Gentex Corporation	245,900	6,582,743

		14,483,093

Hotels, Restaurants & Leisure: 2.32%
Century Casinos Incorporated †	1,092,300	5,603,499
Denny’s Corporation †	2,487,300	17,485,719
Scientific Games Corporation Class A †	1,073,200	11,558,364
The Wendy’s Company	2,644,400	21,842,744

		56,490,326

Household Durables: 3.25%
Cavco Industries Incorporated †(l)	711,200	48,361,600
Harman International Industries Incorporated	48,600	4,764,744
KB Home Incorporated	619,200	9,250,848
Skyline Corporation †(l)	526,100	2,172,793
Taylor Morrison Home Corporation Class A †	377,000	6,114,940
The New Home Company Incorporated †	631,500	8,525,250

		79,190,175

Media: 0.17%
Journal Communications Incorporated Class A †	485,900	4,096,137

Specialty Retail: 0.37%
Vitamin Shoppe Incorporated †	202,200	8,975,658

Energy: 21.47%

Energy Equipment & Services: 8.07%
Glori Energy Incorporated †	693,000	5,474,700
Helix Energy Solutions Group Incorporated †	970,400	21,407,024
Helmerich & Payne Incorporated	133,800	13,095,006
ION Geophysical Corporation †	4,757,100	13,272,309
Key Energy Services Incorporated †	2,390,600	11,570,504
Newpark Resources Incorporated †(l)	5,071,600	63,090,704
Oceaneering International Incorporated	209,900	13,679,183
Parker Drilling Company †	2,616,000	12,923,040
PHI Incorporated (non-voting) †	487,900	20,077,085
PHI Incorporated (voting) †	25,000	1,030,750
Vantage Drilling Company †	1,692,000	2,148,840
Willbros Group Incorporated †	2,248,200	18,727,506

		196,496,651

Oil, Gas & Consumable Fuels: 13.40%
Clean Energy Fuels Corporation †	670,400	5,229,120
InterOil Corporation †(l)	3,946,400	214,131,664
Range Resources Corporation	489,700	33,206,557

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corporation †	245,100	$6,436,326
Stone Energy Corporation †	479,600	15,040,256
Trilogy Energy Corporation (a)	2,310,300	52,316,464

		326,360,387

Financials: 16.78%

Banks: 4.25%
Ameris Bancorp	397,400	8,722,930
BBCN Bancorp Incorporated	611,200	8,917,408
CenterState Banks Incorporated	1,104,900	11,435,715
City National Corporation	119,700	9,057,699
First Horizon National Corporation	1,365,700	16,770,796
First Niagara Financial Group Incorporated	1,791,400	14,922,362
IBERIABANK Corporation	141,250	8,829,538
Park Sterling Corporation	899,900	5,966,337
The Bancorp Incorporated †	1,342,900	11,535,511
Wilshire Bancorp Incorporated	798,700	7,372,001

		103,530,297

Capital Markets: 0.49%
Medley Management Incorporated Class A †(l)	712,500	12,019,875

Consumer Finance: 0.45%
Cash America International Incorporated	251,100	10,998,180

Insurance: 3.03%
Argo Group International Holdings Limited	979,500	49,278,645
Hilltop Holdings Incorporated †	292,500	5,864,625
National General Holdings	221,000	3,732,690
OneBeacon Insurance Group Limited	960,900	14,807,469

		73,683,429

REITs: 8.36%
Capstead Mortgage Corporation	200,300	2,451,672
Chimera Investment Corporation	40,299,200	122,509,568
Invesco Mortgage Capital Incorporated	798,900	12,558,708
MFA Mortgage Investments Incorporated	2,812,800	21,883,584
Redwood Trust Incorporated	1,489,300	24,692,594
Sun Communities Incorporated	268,600	13,564,300
UMH Properties Incorporated	616,100	5,852,950

		203,513,376

Thrifts & Mortgage Finance: 0.20%
Northwest Bancshares Incorporated	405,100	4,901,710

Health Care: 5.21%

Health Care Equipment & Supplies: 1.86%
Allied Healthcare Products Incorporated †(l)	781,200	1,562,400

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	9

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Incorporated †	366,400	$8,914,512
OraSure Technologies Incorporated †(l)	4,822,600	34,819,172

		45,296,084

Health Care Providers & Services: 2.16%
Air Methods Corporation †	28,200	1,566,510
Cross Country Healthcare Incorporated †(l)	1,961,600	18,223,264
Gentiva Health Services Incorporated †	1,315,400	22,072,412
Healthways Incorporated †	667,500	10,693,350

		52,555,536

Health Care Technology: 0.39%
Allscripts Healthcare Solutions Incorporated †	703,900	9,442,819

Life Sciences Tools & Services: 0.28%
Parexel International Corporation †	110,400	6,965,136

Pharmaceuticals: 0.52%
Prestige Brands Holdings Incorporated †	390,800	12,650,196

Industrials: 11.19%

Airlines: 6.46%
American Airlines Group Incorporated	486,600	17,264,568
Delta Air Lines Incorporated	1,860,700	67,264,305
Latam Airlines Group SP ADR †	770,000	8,754,900
United Continental Holdings Incorporated †	1,369,100	64,060,189

		157,343,962

Commercial Services & Supplies: 2.25%
ABM Industries Incorporated	932,400	23,953,356
ACCO Brands Corporation †	3,428,700	23,658,030
Healthcare Services Group Incorporated	252,900	7,235,469

		54,846,855

Construction & Engineering: 0.05%
Primoris Services Corporation	47,600	1,277,584

Electrical Equipment: 0.39%
GrafTech International Limited †	2,099,500	9,615,710

Machinery: 0.39%
Actuant Corporation Class A	307,200	9,375,744

Professional Services: 0.50%
Hill International Incorporated †	2,409,900	9,639,600
Kforce Incorporated	134,500	2,632,165

		12,271,765

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Road & Rail: 0.67%
Covenant Transport Incorporated Class A †(l)	873,300	$16,234,647

Trading Companies & Distributors: 0.48%
Applied Industrial Technologies Incorporated	253,400	11,567,710

Information Technology: 8.91%

Communications Equipment: 0.67%
Brocade Communications Systems Incorporated	714,900	7,770,963
Harmonic Incorporated †	1,357,900	8,609,086

		16,380,049

Electronic Equipment, Instruments & Components: 4.96%
Checkpoint Systems Incorporated †	1,198,000	14,651,540
Cognex Corporation †	437,500	17,618,125
Coherent Incorporated †	455,300	27,941,761
OSI Systems Incorporated †	954,200	60,572,616

		120,784,042

Internet Software & Services: 0.24%
Gogo Incorporated †	340,800	5,745,888

Semiconductors & Semiconductor Equipment: 0.43%
Kulicke & Soffa Industries Incorporated †	741,200	10,547,276

Technology Hardware, Storage & Peripherals: 2.61%
Cray Incorporated †(l)	2,053,200	53,875,968
Diebold Incorporated	67,600	2,387,632
Quantum Corporation †	6,242,500	7,241,300

		63,504,900

Materials: 13.76%

Chemicals: 0.53%
Calgon Carbon Corporation †	326,300	6,323,694
Zep Incorporated	463,900	6,503,878

		12,827,572

Containers & Packaging: 0.33%
Intertape Polymer Group Incorporated	557,400	8,082,300

Metals & Mining: 12.28%
Agnico-Eagle Mines Limited	425,000	12,337,750
Carpenter Technology Corporation	316,000	14,267,400
Dominion Diamond Corporation †	597,100	8,502,704
NovaGold Resources Incorporated †	1,773,600	5,374,008
Randgold Resources Limited ADR	2,475,866	167,343,783
Royal Gold Incorporated	355,000	23,053,700
Sandstorm Gold Limited †	2,218,700	9,540,410
Silver Standard Resources Incorporated †	1,815,200	11,072,720

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	11

Security name			Shares	Value

Metals & Mining (continued)
Steel Dynamics Incorporated			1,481,400	$33,494,454
United States Steel Corporation			160,900	6,302,453
Webco Industries Incorporated †(a)(i)(l)			85,000	7,650,000

				298,939,382

Paper & Forest Products: 0.62%
Deltic Timber Corporation			110,000	6,855,200
Wausau Paper Corporation			1,039,400	8,242,442

				15,097,642

Telecommunication Services: 1.25%

Diversified Telecommunication Services: 1.25%
Cincinnati Bell Incorporated †			9,005,500	30,348,534

Total Common Stocks (Cost $1,377,640,410)				2,076,440,627

Exchange-Traded Funds: 1.20%
KBW Regional Banking ETF				5,428,178
Market Vectors Gold Miners ETF				15,582,319
Market Vectors Junior Gold Miners ETF †				8,087,021

Exchange-Traded Funds (Cost $34,824,226)				29,097,518

		Expiration date

Warrants: 0.00%

Materials: 0.00%

Metals & Mining : 0.00%
Sandstorm Gold Limited †(i)		10/19/2015	470,263	88,178

Total Warrants (Cost $0)				88,178

	Yield

Short-Term Investments: 13.64%

Investment Companies: 13.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		332,023,220	332,023,220

Total Short-Term Investments (Cost $332,023,220)				332,023,220

Total investments in securities (Cost $1,744,487,856) *	100.12%	2,437,649,543
Other assets and liabilities, net	(0.12)	(2,805,491)

Total net assets	100.00%	$2,434,844,052

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,749,983,422 and unrealized gains (losses) consists of:

Gross unrealized gains	$814,250,774
Gross unrealized losses	(126,584,653)

Net unrealized gains	$687,666,121

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Value Fund	Statement of assets and liabilities—September 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,130,752,630)	$1,633,484,236
In affiliated securities, at value (cost $613,735,226)	804,165,307

Total investments, at value (cost $1,744,487,856)	2,437,649,543
Receivable for investments sold	13,839,365
Receivable for Fund shares sold	3,108,565
Receivable for dividends	5,508,227

Total assets	2,460,105,700

Liabilities
Payable for investments purchased	5,368,764
Payable for Fund shares redeemed	17,307,899
Advisory fee payable	1,448,731
Distribution fees payable	60,086
Administration fees payable	483,993
Accrued expenses and other liabilities	592,175

Total liabilities	25,261,648

Total net assets	$2,434,844,052

NET ASSETS CONSIST OF
Paid-in capital	$1,382,502,173
Undistributed net investment income	11,080,760
Accumulated net realized gains on investments	348,099,630
Net unrealized gains on investments	693,161,489

Total net assets	$2,434,844,052

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$356,325,378
Shares outstanding – Class A1	10,705,507
Net asset value per share – Class A	$33.28
Maximum offering price per share – Class A2	$35.31
Net assets – Class B	$284,254
Shares outstanding – Class B1	9,615
Net asset value per share – Class B	$29.56
Net assets – Class C	$91,839,494
Shares outstanding – Class C1	3,104,110
Net asset value per share – Class C	$29.59
Net assets – Class R6	$47,919,450
Shares outstanding – Class R6[1]	1,406,032
Net asset value per share – Class R6	$34.08
Net assets – Administrator Class	$643,347,672
Shares outstanding – Administrator Class[1]	18,963,069
Net asset value per share – Administrator Class	$33.93
Net assets – Institutional Class	$706,363,193
Shares outstanding – Institutional Class[1]	20,724,199
Net asset value per share – Institutional Class	$34.08
Net assets – Investor Class	$588,764,611
Shares outstanding – Investor Class[1]	17,330,848
Net asset value per share – Investor Class	$33.97

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2014 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	13

Investment income
Dividends (net of foreign withholding taxes of $99,051)	$16,538,584
Income from affiliated securities	524,593
Interest	969

Total investment income	17,064,146

Expenses
Advisory fee	10,640,365
Administration fees
Fund level	703,580
Class A	535,069
Class B	521
Class C	131,822
Class R6	3,913
Administrator Class	350,665
Institutional Class	346,282
Investor Class	1,132,482
Shareholder servicing fees
Class A	514,489
Class B	501
Class C	126,752
Administrator Class	876,272
Investor Class	878,846
Distribution fees
Class B	1,503
Class C	380,256
Custody and accounting fees	94,762
Professional fees	23,883
Registration fees	32,658
Shareholder report expenses	212,939
Trustees’ fees and expenses	4,705
Other fees and expenses	55,294

Total expenses	17,047,559
Less: Fee waivers and/or expense reimbursements	(917,891)

Net expenses	16,129,668

Net investment income	934,478

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	85,632,584
Affiliated securities	16,649,122
Written options	468,379

Net realized gains on investments	102,750,085

Net change in unrealized gains (losses) on:
Unaffiliated securities	(450,738,647)
Affiliated securities	167,939,375
Written options	(441,338)

Net change in unrealized gains (losses) on investments	(283,240,610)

Net realized and unrealized gains (losses) on investments	(180,490,525)

Net decrease in net assets resulting from operations	$(179,556,047)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Value Fund	Statement of changes in net assets

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

Operations
Net investment income		$934,478		$18,201,981			$29,762,669
Net realized gains on investments		102,750,085		268,628,149			300,714,353
Net change in unrealized gains (losses) on investments		(283,240,610)		(21,597,831)			195,897,104

Net increase (decrease) in net assets resulting from operations		(179,556,047)		265,232,299			526,374,126

Distributions to shareholders from
Net investment income
Class A		0		(1,509,695)			(4,536,414)
Class C		0		0			(171,443)
Class R6		0		(212)			0 [2]
Administrator Class		0		(3,799,419)			(5,359,165)
Institutional Class		0		(7,342,486)			(13,128,793)
Investor Class		0		(2,145,115)			(8,580,979)
Net realized gains
Class A		0		(43,796,014)			(21,797,929)
Class B		0		(62,444)			(46,937)
Class C		0		(10,742,480)			(4,121,715)
Class R6		0		(2,501)			0 [2]
Administrator Class		0		(60,602,123)			(19,576,380)
Institutional Class		0		(94,384,653)			(41,054,563)
Investor Class		0		(82,220,872)			(44,728,095)

Total distributions to shareholders		0		(306,608,014)			(163,102,413)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	516,168	18,351,030	601,094	20,837,679	2,268,017		76,033,585
Class B	0	0	122	3,779	1,437		44,640
Class C	51,278	1,623,052	101,771	3,087,542	346,085		10,500,684
Class R6	1,438,410	51,869,059	12,934	466,848	742	[2]	25,000 [2]
Administrator Class	1,939,308	70,213,802	3,613,820	124,358,091	5,954,868		204,390,566
Institutional Class	1,208,457	43,876,087	1,943,947	69,997,238	6,194,930		215,795,560
Investor Class	624,923	22,691,670	811,524	28,539,103	3,866,218		131,620,775

		208,624,700		247,290,280			638,410,810

Reinvestment of distributions
Class A	0	0	1,333,514	43,742,944	761,279		23,762,380
Class B	0	0	1,942	56,766	1,521		42,714
Class C	0	0	320,308	9,369,017	133,666		3,766,646
Class R6	0	0	81	2,713	0	[2]	0 [2]
Administrator Class	0	0	351,743	11,763,208	117,215		3,725,339
Institutional Class	0	0	2,977,872	100,005,716	1,663,325		53,039,903
Investor Class	0	0	2,486,110	83,178,719	1,659,987		52,731,227

		0		248,119,083			137,068,209

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Small Cap Value Fund	15

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

	Shares		Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,223,596)	$(79,120,908)	(2,808,964)	$(95,768,784)	(8,105,798)	$(275,974,386)
Class B	(7,044)	(222,508)	(5,169)	(159,543)	(27,240)	(830,263)
Class C	(249,264)	(7,892,982)	(338,817)	(10,437,208)	(703,964)	(21,547,819)
Class R6	(43,270)	(1,573,511)	(2,865)	(104,369)	0 [2]	0 [2]
Administrator Class	(2,535,417)	(91,663,653)	(2,436,742)	(85,982,579)	(4,295,088)	(149,146,809)
Institutional Class	(7,446,578)	(270,964,829)	(7,101,708)	(252,338,496)	(12,794,773)	(450,400,513)
Investor Class	(4,839,321)	(175,471,047)	(8,403,434)	(299,720,372)	(17,241,492)	(595,206,493)

		(626,909,438)		(744,511,351)		(1,493,106,283)

Net decrease in net assets resulting from capital share transactions		(418,284,738)		(249,101,988)		(717,627,264)

Total decrease in net assets		(597,840,785)		(290,477,703)		(354,355,551)

Net assets
Beginning of period		3,032,684,837		3,323,162,540		3,677,518,091

End of period		$2,434,844,052		$3,032,684,837		$3,323,162,540

Undistributed net investment income		$11,080,760		$10,146,282		$14,745,936

Please see footnotes on page 14.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS A			2013	2012	2011	2010	2009
Net asset value, beginning of period	$35.74	$36.33	$32.87	$29.56	$29.71	$23.32	$18.22
Net investment income (loss)	(0.01)[2]	0.18	0.23	0.19	0.16	0.22 [2]	0.15 [2]
Net realized and unrealized gains (losses) on investments	(2.45)	2.71	4.68	3.39	(0.11)	6.29	4.95

Total from investment operations	(2.46)	2.89	4.91	3.58	0.05	6.51	5.10
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.24)	(0.12)	(0.20)	(0.12)	0.00
Net realized gains	0.00	(3.37)	(1.21)	(0.15)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(3.48)	(1.45)	(0.27)	(0.20)	(0.12)	0.00
Net asset value, end of period	$33.28	$35.74	$36.33	$32.87	$29.56	$29.71	$23.32
Total return[3]	(6.88)%	8.87%	15.67%	12.22%	0.11%	28.01%	27.99%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.33%	1.33%	1.34%	1.32%	1.38%	1.44%
Net expenses	1.29%	1.30%	1.30%	1.30%	1.30%	1.37%	1.44%
Net investment income (loss)	(0.08)%	1.26%	0.72%	0.61%	0.50%	0.79%	0.79%
Supplemental data
Portfolio turnover rate	6%	7%	18%	16%	17%	21%	27%
Net assets, end of period (000s omitted)	$356,325	$443,671	$482,677	$603,622	$596,741	$645,371	$438,744

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS B			2013	2012	2011	2010	2009
Net asset value, beginning of period	$31.87	$32.75	$29.74	$26.85	$27.02	$21.28	$16.75
Net investment income (loss)	(0.14)[2]	0.06 [2]	0.01 [2]	(0.03)[2]	(0.16)[2]	0.00 [2,3]	0.01 [2]
Net realized and unrealized gains (losses) on investments	(2.17)	2.43	4.21	3.07	(0.01)	5.74	4.52

Total from investment operations	(2.31)	2.49	4.22	3.04	(0.17)	5.74	4.53
Distributions to shareholders from
Net realized gains	0.00	(3.37)	(1.21)	(0.15)	0.00	0.00	0.00
Net asset value, end of period	$29.56	$31.87	$32.75	$29.74	$26.85	$27.02	$21.28
Total return[4]	(7.25)%	8.53%	14.86%	11.37%	(0.63)%	26.97%	27.04%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.08%	2.06%	2.08%	2.06%	2.13%	2.19%
Net expenses	2.04%	2.05%	2.03%	2.05%	2.04%	2.13%	2.19%
Net investment income (loss)	(0.89)%	0.50%	0.02%	(0.12)%	(0.57)%	0.00%	0.03%
Supplemental data
Portfolio turnover rate	6%	7%	18%	16%	17%	21%	27%
Net assets, end of period (000s omitted)	$284	$531	$647	$1,310	$3,928	$36,436	$46,175

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS C			2013	2012	2011	2010	2009
Net asset value, beginning of period	$31.89	$32.77	$29.82	$26.92	$27.11	$21.34	$16.80
Net investment income (loss)	(0.13)[2]	0.07 [2]	(0.02)[2]	(0.04)[2]	(0.07)[2]	0.01 [2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	(2.17)	2.42	4.23	3.09	(0.10)	5.76	4.53

Total from investment operations	(2.30)	2.49	4.21	3.05	(0.17)	5.77	4.54
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	0.00	(0.02)	0.00	0.00
Net realized gains	0.00	(3.37)	(1.21)	(0.15)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(3.37)	(1.26)	(0.15)	(0.02)	0.00	0.00
Net asset value, end of period	$29.59	$31.89	$32.77	$29.82	$26.92	$27.11	$21.34
Total return[3]	(7.21)%	8.53%	14.80%	11.38%	(0.62)%	27.04%	27.02%
Ratios to average net assets (annualized)
Gross expenses	2.10%	2.08%	2.08%	2.09%	2.07%	2.13%	2.19%
Net expenses	2.04%	2.05%	2.05%	2.05%	2.05%	2.12%	2.19%
Net investment income (loss)	(0.82)%	0.52%	(0.06)%	(0.14)%	(0.24)%	0.04%	0.03%
Supplemental data
Portfolio turnover rate	6%	7%	18%	16%	17%	21%	27%
Net assets, end of period (000s omitted)	$91,839	$105,309	$105,491	$102,663	$100,032	$97,675	$70,558

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	19

(For a share outstanding throughout each period)

CLASS R6	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31, 2013[2]
Net asset value, beginning of period	$36.52	$37.13	$33.69
Net investment income	0.13 [3]	0.35	0.07 [3]
Net realized and unrealized gains (losses) on investments	(2.57)	2.67	3.37

Total from investment operations	(2.44)	3.02	3.44
Distributions to shareholders from
Net investment income	0.00	(0.26)	0.00
Net realized gains	0.00	(3.37)	0.00

Total distributions to shareholders	0.00	(3.63)	0.00
Net asset value, end of period	$34.08	$36.52	$37.13
Total return[4]	(6.68)%	9.07%	10.21%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.85%	0.85%
Net expenses	0.84%	0.85%	0.85%
Net investment income	0.74%	2.82%	0.60%
Supplemental data
Portfolio turnover rate	6%	7%	18%
Net assets, end of period (000s omitted)	$47,919	$398	$28

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
ADMINISTRATOR CLASS			2013	2012	2011	2010[2]
Net asset value, beginning of period	$36.40	$36.98	$33.45	$30.12	$30.32	$28.12
Net investment income	0.02	0.21	0.31	0.25 [3]	0.29 [3]	0.05 [3]
Net realized and unrealized gains (losses) on investments	(2.49)	2.77	4.75	3.44	(0.17)	2.15

Total from investment operations	(2.47)	2.98	5.06	3.69	0.12	2.20
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.32)	(0.21)	(0.32)	0.00
Net realized gains	0.00	(3.37)	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	0.00	(3.56)	(1.53)	(0.36)	(0.32)	0.00
Net asset value, end of period	$33.93	$36.40	$36.98	$33.45	$30.12	$30.32
Total return[4]	(6.79)%	8.97%	15.92%	12.42%	0.32%	7.82%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.17%	1.17%	1.17%	1.15%	1.28%
Net expenses	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.14%	1.48%	0.87%	0.80%	0.91%	0.79%
Supplemental data
Portfolio turnover rate	6%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$643,348	$711,869	$666,812	$543,683	$390,266	$8,841

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
INSTITUTIONAL CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$36.53	$37.12	$33.56	$30.21	$30.33	$23.80	$18.50
Net investment income	0.06 [2]	0.26	0.38 [2]	0.34	0.31	0.34 [2]	0.25 [2]
Net realized and unrealized gains (losses) on investments	(2.51)	2.76	4.76	3.42	(0.12)	6.42	5.05

Total from investment operations	(2.45)	3.02	5.14	3.76	0.19	6.76	5.30
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.37)	(0.26)	(0.31)	(0.23)	0.00
Net realized gains	0.00	(3.37)	(1.21)	(0.15)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(3.61)	(1.58)	(0.41)	(0.31)	(0.23)	0.00
Net asset value, end of period	$34.08	$36.53	$37.12	$33.56	$30.21	$30.33	$23.80
Total return[3]	(6.71)%	9.05%	16.15%	12.68%	0.52%	28.53%	28.65%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.90%	0.90%	0.91%	0.89%	0.94%	1.00%
Net expenses	0.89%	0.90%	0.90%	0.90%	0.89%	0.93%	0.95%
Net investment income	0.31%	1.66%	1.08%	1.01%	0.97%	1.23%	1.24%
Supplemental data
Portfolio turnover rate	6%	7%	18%	16%	17%	21%	27%
Net assets, end of period (000s omitted)	$706,363	$984,881	$1,081,869	$1,143,730	$1,073,943	$1,279,201	$843,753

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
INVESTOR CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$36.48	$36.98	$33.43	$30.04	$30.18	$23.70	$18.50
Net investment income (loss)	(0.02)[2]	0.18 [2]	0.23 [2]	0.19 [2]	0.14 [2]	0.22 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	(2.49)	2.77	4.75	3.44	(0.10)	6.39	5.03

Total from investment operations	(2.51)	2.95	4.98	3.63	0.04	6.61	5.20
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.22)	(0.09)	(0.18)	(0.13)	0.00
Net realized gains	0.00	(3.37)	(1.21)	(0.15)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(3.45)	(1.43)	(0.24)	(0.18)	(0.13)	0.00
Net asset value, end of period	$33.97	$36.48	$36.98	$33.43	$30.04	$30.18	$23.70
Total return[3]	(6.88)%	8.85%	15.64%	12.18%	0.09%	27.99%	28.11%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.39%	1.39%	1.40%	1.39%	1.47%	1.55%
Net expenses	1.30%	1.33%	1.33%	1.33%	1.33%	1.35%	1.36%
Net investment income (loss)	(0.11)%	1.21%	0.68%	0.58%	0.45%	0.80%	0.88%
Supplemental data
Portfolio turnover rate	6%	7%	18%	16%	17%	21%	27%
Net assets, end of period (000s omitted)	$588,765	$786,027	$985,639	$1,282,510	$1,448,429	$1,968,601	$1,523,637

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

24	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	25

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$163,235,389	$0	$0	$163,235,389
Energy	470,540,574	52,316,464	0	522,857,038
Financials	408,646,867	0	0	408,646,867
Health care	126,909,771	0	0	126,909,771
Industrials	272,533,977	0	0	272,533,977
Information technology	216,962,155	0	0	216,962,155
Materials	319,214,596	15,732,300	0	334,946,896
Telecommunication services	30,348,534	0	0	30,348,534

Exchange-traded funds	29,097,518	0	0	29,097,518

Warrants
Materials	0	88,178	0	88,178

Short-term investments
Investment companies	332,023,220	0	0	332,023,220
Total assets	$2,369,512,601	$68,136,942	$0	$2,437,649,543

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

26	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.28% for Class A shares, 2.03% for Class B shares, 2.03% for Class C shares, 0.83% for Class R6 shares, 1.08% for Administrator Class shares, 0.88% for Institutional Class shares, and 1.29% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to April 1, 2014, the Fund’s expenses were capped at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 0.85% for Class R6 shares, 1.10% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.31% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2014, Funds Distributor received $5,823 from the sale of Class A shares and $23 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $152,212,484 and $593,373,310, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	27

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Argo Group International Holdings Limited*	1,420,300	0	440,800	979,500	$49,278,645	$398,664	$6,713,544
Allied Healthcare Products Incorporated	563,145	218,055	0	781,200	1,562,400	0	0
Cavco Industries Incorporated	742,600	0	31,400	711,200	48,361,600	0	884,942
Covenant Transport Incorporated Class A	1,113,700	0	240,400	873,300	16,234,647	0	(824,184)
Cray Incorporated	2,279,300	0	226,100	2,053,200	53,875,968	0	5,210,509
Cross Country Healthcare Incorporated	2,050,500	15,800	104,700	1,961,600	18,223,264	0	(952,540)
InterOil Corporation	4,293,600	0	347,200	3,946,400	214,131,664	0	1,641,917
Medley Management Incorporated Class A	0	712,500	0	712,500	12,019,875	0	0
Newpark Resources Incorporated	6,037,900	0	966,300	5,071,600	63,090,704	0	5,325,428
OraSure Technologies Incorporated	5,621,700	0	799,100	4,822,600	34,819,172	0	(1,332,444)
Skyline Corporation	337,500	190,900	2,300	526,100	2,172,793	0	(1,824)
Webco Industries Incorporated	85,650	650	1,300	85,000	7,650,000	0	(16,226)
						$398,664	$16,649,122

*	No longer an affiliate of the Fund at the end of the period.

7. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2014, the Fund entered into written options for economic hedging purposes.

During the six months ended September 30, 2014, the Fund had written call option activities as follows:

	Number of contracts	Premiums received
Options outstanding at March 31, 2014	3,320	$751,558
Options written	770	176,780
Options expired	0	0
Options closed	(4,090)	(928,338)
Options exercised	0	0
Options outstanding at September 30, 2014	0	$0

As of September 30, 2014, the Fund did not have any open written options. The Fund had an average of 464 written option contracts during the six months ended September 30, 2014.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $2,830 in commitment fees.

28	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	33

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for the one-, three- and five-year periods under review, and in range of the average performance of the Universe for the ten-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for the one-, three- and five-year periods, and in range of the performance of its benchmark for the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the one-, three- and five-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by underperformance in the consumer discretionary and materials sectors, and market and performance volatility. The Board noted the Fund’s long-term risk adjusted results and was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes except Class A and Investor Class. However, the Board viewed favorably the agreed-upon reduction in the net operating expense ratio cap for all share classes, including Class A and Investor Class.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

34	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Small Cap Value Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228300 11-14 SA244/SAR244 09-14

Wells Fargo Advantage

Small/Mid Cap Value Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Small/Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite geopolitical challenges, U.S. economic numbers showed improvement.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small/Mid Cap Value Fund for the six-month period that ended September 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as Islamic militants (formerly known as ISIS) gained territory in Iraq and Syria. Toward the end of the reporting period, market volatility increased as renewed fears of slowing global growth took hold, and investors began to price in expectations that the U.S. Federal Reserve (Fed) was finally looking to raise short-term interest rates. Although mid-cap stocks (measured by the Russell Midcap® Index1) ended the period with a single-digit gain, small-cap stocks (measured by the Russell 2000® Index2) ended with a loss.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Prior to the reporting period, in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month and continued the taper throughout the reporting period. Some anticipated this action would lead to higher interest rates, however, interest rates followed a downward trend, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate and imposing for the first time a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate again—to 0.05%—and pushed the deposit rate for banks to -0.20%.

Although the geopolitical situation presented challenges, U.S. stock markets gained on positive economic data.

Geopolitical events were major obstacles throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and fed into stock market volatility early in 2014. The situation’s effect on the stock market faded as investors began to believe that the situation would not result in war, but as of September 2014, the situation had resulted in economic sanctions from the West against Russia. However, even as the market began to focus less on that situation, the advance of Islamic militants in Iraq and Syria led to airstrikes by the U.S. and its allies and fears of a regional war in the Middle East.

Despite geopolitical challenges, U.S. economic numbers showed improvement. The unemployment rate continued its slow improvement, declining from 6.3% in April 2014 to 5.9% in September 2014. Although investors received an unpleasant surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.6%.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	3

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period. However, slowing global economic growth, combined with renewed geopolitical concerns (including protests in Hong Kong), caused stock market weakness in September 2014. The Russell Midcap Index ended the period with a 3.2% gain. Small-cap stocks, however, were hit harder by the late-period uncertainty and the Russell 2000 Index ended with a -5.5% return. Growth stocks outperformed value stocks in both the small-cap and the mid-cap space.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period.

4	Wells Fargo Advantage Small/Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

I. Charles Rinaldi

Erik C. Astheimer

Michael Schneider, CFA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFVAX)	7-31-2007	(3.72)	6.65	5.17	2.13	7.91	5.79	1.58	1.36
Class C (WFCVX)	7-31-2007	0.31	7.11	5.08	1.31	7.11	5.08	2.33	2.11
Administrator Class (WWMDX)	4-8-2005	–	–	–	2.33	8.19	6.08	1.42	1.16
Institutional Class (WWMSX)	8-31-2006	–	–	–	2.53	8.41	6.25	1.15	0.96
Investor Class (SMMVX)	3-28-2002	–	–	–	2.06	7.85	5.73	1.64	1.42
Russell 2500TM Value Index[4]	–	–	–	–	9.88	15.16	8.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Advantage Small/Mid Cap Value Fund	5

Ten largest equity holdings[5] (%) as of September 30, 2014
InterOil Corporation	5.70
Randgold Resources Limited ADR	3.82
Chimera Investment Corporation	3.10
UMH Properties Incorporated	3.03
Integrated Electrical Services Incorporated	2.62
Cavco Industries Incorporated	2.59
Century Casinos Incorporated	2.45
Cray Incorporated	1.92
News Corporation Class A	1.76
Sandvine Corporation	1.74

Sector distribution[6] as of September 30, 2014

1.	Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.35% for Class A, 2.10% for Class C, 1.15% for Administrator Class, 0.95% for Institutional Class, and 1.41% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small/Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$890.50	$6.40	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$887.11	$9.93	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Administrator Class
Actual	$1,000.00	$891.58	$5.41	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Institutional Class
Actual	$1,000.00	$892.56	$4.51	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Investor Class
Actual	$1,000.00	$890.85	$6.68	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.13	1.41%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 97.06%

Consumer Discretionary: 13.42%

Auto Components: 0.76%
Fox Factory Holding Corporation †	50,669	$785,370

Hotels, Restaurants & Leisure: 2.45%
Century Casinos Incorporated †	492,600	2,527,038

Household Durables: 5.77%
Cavco Industries Incorporated †	39,300	2,672,400
D.R. Horton Incorporated	36,100	740,772
Skyline Corporation †	183,000	755,790
Taylor Morrison Home Corporation Class A †	47,800	775,316
WCI Communities Incorporated †	54,700	1,008,668

		5,952,946

Internet & Catalog Retail: 0.24%
dELiA*s Incorporated †	884,300	244,067

Leisure Products: 0.06%
Black Diamond Incorporated †	8,200	61,992

Media: 4.14%
Cinemark Holdings Incorporated	18,500	629,740
Entravision Communications Corporation Class A	188,600	746,856
Interpublic Group of Companies Incorporated	45,800	839,056
Journal Communications Incorporated Class A †	29,500	248,685
News Corporation Class A †	110,900	1,813,215

		4,277,552

Energy: 21.97%

Energy Equipment & Services: 6.72%
Glori Energy Incorporated †	50,600	399,740
Helix Energy Solutions Group Incorporated †	54,250	1,196,755
Helmerich & Payne Incorporated	6,100	597,007
Key Energy Services Incorporated †	205,500	994,620
Newpark Resources Incorporated †	72,100	896,924
Parker Drilling Company †	249,200	1,231,048
Willbros Group Incorporated †	195,000	1,624,350

		6,940,444

Oil, Gas & Consumable Fuels: 15.25%
Bellatrix Exploration Limited - Canadian Exchange Traded Shares †	51,300	315,143
Bellatrix Exploration Limited - Legend Shares †(i)	20,000	122,863
Bellatrix Exploration Limited †	58,500	359,775
Canadian Natural Resources Limited	35,000	1,359,400
Clean Energy Fuels Corporation †	96,700	754,260
InterOil Corporation †	108,400	5,881,784
Penn West Petroleum Limited	52,035	351,236

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PostRock Energy Corporation †	476,200	$552,392
Raging River Exploration Incorporated †	49,800	407,756
Range Resources Corporation	20,800	1,410,448
Sanchez Energy Corporation †	20,167	529,585
Stone Energy Corporation †	34,400	1,078,784
Triangle Petroleum Corporation †	76,600	843,366
Trilogy Energy Corporation (a)	78,300	1,773,094

		15,739,886

Financials: 20.13%

Banks: 7.90%
1st United Bancorp Incorporated	89,100	759,132
American River Bankshares †	73,300	670,695
Bancorp Incorporated †	111,100	954,349
BBCN Bancorp Incorporated	57,806	843,390
First Niagara Financial Group Incorporated	49,100	409,003
IBERIABANK Corporation	6,398	399,939
Midsouth Bancorp Incorporated	34,400	643,280
Pacific Premier Bancorp Incorporated †	100,700	1,414,835
Sierra Bancorp	80,700	1,352,532
Wilshire Bancorp Incorporated	76,300	704,249

		8,151,404

Capital Markets: 0.48%
Safeguard Scientifics Incorporated †	27,100	498,640

Consumer Finance: 0.51%
Cash America International Incorporated	12,000	525,600

Insurance: 1.79%
Argo Group International Holdings Limited	7,400	372,294
First Acceptance Corporation †	157,000	390,930
Health Insurance Innovations Incorporated Class A †	63,300	683,007
Hilltop Holdings Incorporated †	19,900	398,995

		1,845,226

REITs: 8.93%
Chimera Investment Corporation	1,052,200	3,198,688
MFA Mortgage Investments Incorporated	52,700	410,006
Origen Financial Incorporated	485,600	815,808
Redwood Trust Incorporated	76,700	1,271,686
Sun Communities Incorporated	7,800	393,900
UMH Properties Incorporated	329,000	3,125,500

		9,215,588

Thrifts & Mortgage Finance: 0.52%
Northwest Bancshares Incorporated	44,200	534,820

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	9

Security name	Shares	Value

Health Care: 4.87%

Health Care Equipment & Supplies: 1.80%
Allied Healthcare Products Incorporated †	174,000	$348,000
EnteroMedics Incorporated †	780,600	960,138
OraSure Technologies Incorporated †	28,190	203,532
Stryker Corporation	4,290	346,418

		1,858,088

Health Care Providers & Services: 0.96%
Cross Country Healthcare Incorporated †	107,200	995,888

Health Care Technology: 2.11%
Allscripts Healthcare Solutions Incorporated †	42,200	566,113
Merge Healthcare Incorporated †	337,100	741,620
Omnicell Incorporated †	31,800	869,094

		2,176,827

Industrials: 17.69%

Aerospace & Defense: 1.01%
Orbital Sciences Corporation †	37,500	1,042,500

Airlines: 3.81%
American Airlines Group Incorporated	33,900	1,202,772
JetBlue Airways Corporation †	103,500	1,099,170
LATAM Airlines Group SP ADR	78,492	892,454
United Continental Holdings Incorporated †	15,800	739,282

		3,933,678

Building Products: 1.06%
Patrick Industries Incorporated †	25,850	1,095,006

Commercial Services & Supplies: 2.46%
ABM Industries Incorporated	43,000	1,104,670
ACCO Brands Corporation †	85,200	587,880
Cintas Corporation	5,600	395,304
Healthcare Services Group Incorporated	15,700	449,177

		2,537,031

Construction & Engineering: 4.13%
Integrated Electrical Services Incorporated †	327,800	2,704,350
MYR Group Incorporated †	23,900	575,512
Sterling Construction Company Incorporated †	128,000	981,760

		4,261,622

Electrical Equipment: 0.43%
GrafTech International Limited †	97,200	445,176

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Machinery: 3.29%
Actuant Corporation Class A	38,800	$1,184,176
Kennametal Incorporated	33,100	1,367,361
Xylem Incorporated	23,655	839,516

		3,391,053

Professional Services: 0.54%
Hill International Incorporated †	139,800	559,200

Trading Companies & Distributors: 0.96%
Applied Industrial Technologies Incorporated	21,700	990,605

Information Technology: 6.17%

Communications Equipment: 2.83%
Applied Optoelectronics Incorporated †	56,900	916,090
Brocade Communications Systems Incorporated	18,900	205,443
Sandvine Corporation †	734,600	1,796,832

		2,918,365

Electronic Equipment, Instruments & Components: 0.83%
Knowles Corporation †	32,300	855,950

Semiconductors & Semiconductor Equipment: 0.59%
FormFactor Incorporated †	85,600	613,752

Technology Hardware, Storage & Peripherals: 1.92%
Cray Incorporated †	75,600	1,983,744

Materials: 11.90%

Containers & Packaging: 0.20%
Intertape Polymer Group Incorporated	14,400	208,800

Metals & Mining: 11.70%
Agnico-Eagle Mines Limited	17,600	510,928
Endeavour Mining Corporation †	1,534,600	918,061
Goldcorp Incorporated	20,100	462,903
Goldgroup Mining Incorporated †	379,600	61,010
Goldgroup Mining Incorporated - Legend Shares †	1,041,000	167,311
Lucara Diamond Corporation	466,900	915,124
McEwen Mining Incorporated †	396,000	776,160
Newmont Mining Corporation	14,100	325,005
Randgold Resources Limited ADR	58,400	3,947,256
Rockwell Diamonds Incorporated †(a)	728,200	221,081
Rockwell Diamonds Incorporated - Legend Shares †(i)	1,172,000	355,801
Royal Gold Incorporated	14,500	941,630
Sandstorm Gold Limited †	398,700	1,714,410
Silver Wheaton Corporation-U.S. Exchange Traded Shares	37,900	755,343

		12,072,023

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	11

Security name			Shares	Value

Telecommunication Services: 0.91%

Diversified Telecommunication Services: 0.91%
Cincinnati Bell Incorporated †			279,400	$941,578

Total Common Stocks (Cost $75,321,015)				100,181,459

Exchange-Traded Funds: 0.99%
Market Vectors Junior Gold Miners ETF				1,022,351

Total Exchange-Traded Funds (Cost $1,548,055)				1,022,351

		Expiration date

Warrants: 0.21%

Health Care: 0.21%

Health Care Equipment & Supplies: 0.21%
EnteroMedics Incorporated †(a)(i)		5-14-2016	270,908	183,964
EnteroMedics Incorporated †(a)(i)		9-28-2016	13,680	10,727
EnteroMedics Incorporated †(a)(i)		2-27-2018	48,280	19,244

Total Warrants (Cost $0)				213,935

	Yield
Short-Term Investments: 1.74%

Investment Companies: 1.74%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		1,796,614	1,796,614

Total Short-Term Investments (Cost $1,796,614)				1,796,614

Total investments in securities
(Cost $78,665,684) *	100.00%	103,214,359
Other assets and liabilities, net	0.00	(1,267)

Total net assets	100.00%	$103,213,092

†	Non-income-earning security

(i)	Illiquid security

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $82,914,312 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,759,907
Gross unrealized losses	(13,459,860)

Net unrealized gains	$20,300,047

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small/Mid Cap Value Fund	Statement of assets and liabilities—September 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $76,869,070)	$101,417,745
In affiliated securities, at value (cost $1,796,614)	1,796,614

Total investments, at value (cost $78,665,684)	103,214,359
Receivable for Fund shares sold	69,499
Receivable for dividends	182,571
Prepaid expenses and other assets	18,518

Total assets	103,484,947

Liabilities
Payable for Fund shares redeemed	125,580
Advisory fee payable	59,244
Distribution fees payable	5,353
Administration fees payable	27,700
Shareholder report expenses payable	19,571
Shareholder servicing fees payable	19,971
Professional fees payable	14,436

Total liabilities	271,855

Total net assets	$103,213,092

NET ASSETS CONSIST OF
Paid-in capital	$63,266,762
Accumulated net investment loss	(205,804)
Accumulated net realized gains on investments	15,603,621
Net unrealized gains on investments	24,548,513

Total net assets	$103,213,092

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$18,878,162
Shares outstanding – Class A1	1,137,708
Net asset value per share – Class A	$16.59
Maximum offering price per share – Class A2	$17.60
Net assets – Class C	$8,071,637
Shares outstanding – Class C1	503,417
Net asset value per share – Class C	$16.03
Net assets – Administrator Class	$10,313,182
Shares outstanding – Administrator Class[1]	608,629
Net asset value per share – Administrator Class	$16.94
Net assets – Institutional Class	$13,366,048
Shares outstanding – Institutional Class[1]	784,891
Net asset value per share – Institutional Class	$17.03
Net assets – Investor Class	$52,584,063
Shares outstanding – Investor Class[1]	3,158,970
Net asset value per share – Investor Class	$16.65

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2014 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	13

Investment income
Dividends (net of foreign withholding taxes of $12,506)	$713,305
Income from affiliated securities	1,662

Total investment income	714,967

Expenses
Advisory fee	465,128
Administration fees
Fund level	31,009
Class A	27,000
Class C	12,413
Administrator Class	7,864
Institutional Class	6,462
Investor Class	98,934
Shareholder servicing fees
Class A	25,961
Class C	11,936
Administrator Class	17,390
Investor Class	77,292
Distribution fees
Class C	35,808
Custody and accounting fees	11,862
Professional fees	20,961
Registration fees	19,107
Shareholder report expenses	19,134
Trustees’ fees and expenses	6,136
Other fees and expenses	4,792

Total expenses	899,189
Less: Fee waivers and/or expense reimbursements	(56,309)

Net expenses	842,880

Net investment loss	(127,913)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	7,494,864
Net change in unrealized gains (losses) on investments	(20,643,818)

Net realized and unrealized gains (losses) on investments	(13,148,954)

Net decrease in net assets resulting from operations	$(13,276,867)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small/Mid Cap Value Fund	Statement of changes in net assets

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

Operations
Net investment income (loss)		$(127,913)		$695,353		$1,561,781
Net realized gains on investments		7,494,864		14,263,056		16,068,123
Net change in unrealized gains (losses) on investments		(20,643,818)		467,931		(856,695)

Net increase (decrease) in net assets resulting from operations		(13,276,867)		15,426,340		16,773,209

Distributions to shareholders from
Net investment income
Class A		0		0		(56,717)
Administrator Class		0		0		(348,871)
Institutional Class		0		(39,045)		(341,385)
Investor Class		0		0		(118,474)
Net realized gains
Class A		0		(1,137,403)		0
Class C		0		(558,614)		0
Administrator Class		0		(1,405,284)		0
Institutional Class		0		(1,503,812)		0
Investor Class		0		(3,359,903)		0

Total distributions to shareholders		0		(8,004,061)		(865,447)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	204,214	3,813,533	78,895	1,426,324	165,268	2,670,801
Class C	37,179	665,920	32,724	555,678	25,320	393,121
Administrator Class	79,973	1,509,522	130,377	2,382,443	231,414	3,811,984
Institutional Class	205,680	3,878,219	81,213	1,482,194	500,832	8,390,532
Investor Class	452,165	8,433,842	320,885	5,817,381	256,603	4,200,775

		18,301,036		11,664,020		19,467,213

Reinvestment of distributions
Class A	0	0	68,382	1,125,557	3,589	56,210
Class C	0	0	17,528	280,448	0	0
Administrator Class	0	0	71,418	1,198,402	18,851	299,730
Institutional Class	0	0	70,094	1,181,411	15,067	240,314
Investor Class	0	0	201,849	3,334,617	7,332	115,265

		0		7,120,435		711,519

Payment for shares redeemed
Class A	(172,274)	(3,155,645)	(154,882)	(2,713,866)	(639,750)	(10,474,973)
Class C	(87,168)	(1,551,600)	(39,964)	(683,596)	(161,773)	(2,575,500)
Administrator Class	(705,126)	(13,115,888)	(310,378)	(5,731,909)	(3,091,439)	(53,413,442)
Institutional Class	(198,680)	(3,724,256)	(1,459,755)	(26,478,454)	(1,315,581)	(22,432,272)
Investor Class	(686,424)	(12,580,860)	(381,503)	(6,710,559)	(1,519,804)	(24,868,259)

		(34,128,249)		(42,318,384)		(113,764,446)

Net decrease in net assets resulting from capital share transactions		(15,827,213)		(23,533,929)		(93,585,714)

Total decrease in net assets		(29,104,080)		(16,111,650)		(77,677,952)

Net assets
Beginning of period		132,317,172		148,428,822		226,106,774

End of period		$103,213,092		$132,317,172		$148,428,822

Undistributed/(overdistributed)/(accumulated) net investment income (loss)		$(205,804)		$(77,891)		$41,791

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS A			2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.63	$17.66	$16.17	$14.61	$14.33	$11.78	$8.78
Net investment income (loss)	(0.02)	0.09 [2]	0.11 [2]	0.07	0.06	0.08	0.11 [2]
Net realized and unrealized gains (losses) on investments	(2.02)	1.93	1.42	1.55	0.35	2.56	2.89

Total from investment operations	(2.04)	2.02	1.53	1.62	0.41	2.64	3.00
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	(0.06)	(0.13)	(0.09)	0.00
Net realized gains	0.00	(1.05)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.05)	(0.04)	(0.06)	(0.13)	(0.09)	0.00
Net asset value, end of period	$16.59	$18.63	$17.66	$16.17	$14.61	$14.33	$11.78
Total return[3]	(10.95)%	12.22%	9.47%	11.13%	2.76%	22.63%	34.17%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.57%	1.41%	1.41%	1.40%	1.47%	1.57%
Net expenses	1.35%	1.39%	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.17)%	1.20%	0.68%	0.37%	0.37%	0.77%	1.12%
Supplemental data
Portfolio turnover rate	25%	24%	29%	32%	34%	41%	35%
Net assets, end of period (000s omitted)	$18,878	$20,599	$19,659	$25,612	$34,642	$41,491	$27,370

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
CLASS C			2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.07	$17.21	$15.84	$14.36	$14.10	$11.62	$8.72
Net investment income (loss)	(0.08)[2]	0.03 [2]	(0.01)[2]	(0.08)	(0.06)	0.00 [3]	0.04 [2]
Net realized and unrealized gains (losses) on investments	(1.96)	1.88	1.38	1.56	0.35	2.51	2.86

Total from investment operations	(2.04)	1.91	1.37	1.48	0.29	2.51	2.90
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.03)	(0.03)	0.00
Net realized gains	0.00	(1.05)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.05)	0.00	0.00	(0.03)	(0.03)	0.00
Net asset value, end of period	$16.03	$18.07	$17.21	$15.84	$14.36	$14.10	$11.62
Total return[4]	(11.29)%	11.88%	8.65%	10.31%	2.05%	21.62%	33.26%
Ratios to average net assets (annualized)
Gross expenses	2.19%	2.32%	2.17%	2.16%	2.15%	2.22%	2.26%
Net expenses	2.10%	2.14%	2.15%	2.15%	2.15%	2.15%	2.11%
Net investment income (loss)	(0.94)%	0.46%	(0.07)%	(0.40)%	(0.38)%	0.00%	0.40%
Supplemental data
Portfolio turnover rate	25%	24%	29%	32%	34%	41%	35%
Net assets, end of period (000s omitted)	$8,072	$9,999	$9,347	$10,763	$12,204	$12,379	$9,052

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
ADMINISTRATOR CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.00	$17.97	$16.46	$14.89	$14.60	$11.99	$8.92
Net investment income (loss)	(0.01)[2]	0.11 [2]	0.15 [2]	0.10	0.09	0.13	0.13 [2]
Net realized and unrealized gains (losses) on investments	(2.05)	1.97	1.44	1.58	0.36	2.59	2.94

Total from investment operations	(2.06)	2.08	1.59	1.68	0.45	2.72	3.07
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	(0.11)	(0.16)	(0.11)	0.00
Net realized gains	0.00	(1.05)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.05)	(0.08)	(0.11)	(0.16)	(0.11)	0.00
Net asset value, end of period	$16.94	$19.00	$17.97	$16.46	$14.89	$14.60	$11.99
Total return[3]	(10.84)%	12.34%	9.75%	11.33%	3.13%	22.82%	34.42%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.39%	1.24%	1.24%	1.24%	1.29%	1.39%
Net expenses	1.14%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	(0.08)%	1.44%	0.91%	0.59%	0.61%	1.00%	1.34%
Supplemental data
Portfolio turnover rate	25%	24%	29%	32%	34%	41%	35%
Net assets, end of period (000s omitted)	$10,313	$23,445	$24,127	$68,857	$76,668	$71,246	$55,463

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
INSTITUTIONAL CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.08	$18.06	$16.54	$14.97	$14.67	$12.04	$8.93
Net investment income	0.02	0.12 [2]	0.18 [2]	0.11	0.11	0.17 [2]	0.15 [2]
Net realized and unrealized gains (losses) on investments	(2.07)	1.98	1.46	1.60	0.38	2.59	2.96

Total from investment operations	(2.05)	2.10	1.64	1.71	0.49	2.76	3.11
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.12)	(0.14)	(0.19)	(0.13)	0.00
Net realized gains	0.00	(1.05)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.08)	(0.12)	(0.14)	(0.19)	(0.13)	0.00
Net asset value, end of period	$17.03	$19.08	$18.06	$16.54	$14.97	$14.67	$12.04
Total return[3]	(10.74)%	12.46%	9.94%	11.61%	3.28%	23.08%	34.83%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.12%	0.99%	0.98%	0.97%	1.02%	1.12%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.22%	1.65%	1.10%	0.74%	0.79%	1.22%	1.58%
Supplemental data
Portfolio turnover rate	25%	24%	29%	32%	34%	41%	35%
Net assets, end of period (000s omitted)	$13,366	$14,842	$37,671	$47,737	$29,881	$19,005	$9,895

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31
INVESTOR CLASS			2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.69	$17.72	$16.22	$14.67	$14.38	$11.81	$8.81
Net investment income (loss)	(0.03)	0.08 [2]	0.10 [2]	0.03	0.05 [2]	0.09	0.10 [2]
Net realized and unrealized gains (losses) on investments	(2.01)	1.94	1.43	1.57	0.35	2.56	2.90

Total from investment operations	(2.04)	2.02	1.53	1.60	0.40	2.65	3.00
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	(0.05)	(0.11)	(0.08)	0.00
Net realized gains	0.00	(1.05)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.05)	(0.03)	(0.05)	(0.11)	(0.08)	0.00
Net asset value, end of period	$16.65	$18.69	$17.72	$16.22	$14.67	$14.38	$11.81
Total return[3]	(10.92)%	12.17%	9.44%	10.97%	2.73%	22.49%	34.05%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.63%	1.47%	1.47%	1.47%	1.56%	1.67%
Net expenses	1.41%	1.45%	1.46%	1.47%	1.47%	1.48%	1.49%
Net investment income (loss)	(0.25)%	1.15%	0.62%	0.27%	0.30%	0.67%	1.02%
Supplemental data
Portfolio turnover rate	25%	24%	29%	32%	34%	41%	35%
Net assets, end of period (000s omitted)	$52,584	$63,432	$57,625	$73,138	$79,099	$99,424	$94,728

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$13,848,965	$0	$0	$13,848,965
Energy	20,907,236	1,773,094	0	22,680,330
Financials	20,771,278	0	0	20,771,278
Health care	5,030,803	0	0	5,030,803
Industrials	18,255,871	0	0	18,255,871
Information technology	4,574,979	1,796,832	0	6,371,811
Materials	10,935,818	1,345,005	0	12,280,823
Telecommunication	941,578	0	0	941,578

Exchange-traded funds	1,022,351	0	0	1,022,351

Warrants
Health care	0	213,935	0	213,935

Short-term investments
Investment companies	1,796,614	0	0	1,796,614
Total assets	$98,085,493	$5,128,866	$0	$103,214,359

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, common stocks with a market value of $1,123,924 were transferred from Level 1 to Level 2 because of a decrease in the market activity of these securities. The Level 2 valuation is based on reference to similar securities from the same issuers which were trading on active markets at the end of the period. At September 30, 2014, there were no transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	23

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the/a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.15% for Administrator Class shares, 0.95% for Institutional Class shares and 1.41% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2014, Funds Distributor received $679 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $28,904,819 and $44,932,429, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $99 in commitment fees.

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	29

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2500 ™ Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by underperformance in the health care and materials sectors, and market and performance volatility. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

30	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Small/Mid Cap Value Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228301 11-14 SA245/SAR245 09-14

Wells Fargo Advantage

Special Small Cap Value Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Special Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite geopolitical challenges, U.S. economic numbers showed improvement.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Small Cap Value Fund for the six-month period that ended September 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as Islamic militants (formerly known as ISIS) gained territory in Iraq and Syria. Toward the end of the reporting period, market volatility increased as renewed fears of slowing global growth took hold, and investors began to price in expectations that the U.S. Federal Reserve (Fed) was finally looking to raise short-term interest rates. Although mid-cap stocks (measured by the Russell Midcap® Index1) ended the period with a single-digit gain, small-cap stocks (measured by the Russell 2000® Index2) ended with a loss.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Prior to the reporting period, in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month and continued the taper throughout the reporting period. Some anticipated this action would lead to higher interest rates, however, interest rates followed a downward trend, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate and imposing for the first time a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate again—to 0.05%—and pushed the deposit rate for banks to -0.20%.

Although the geopolitical situation presented challenges, U.S. stock markets gained on positive economic data.

Geopolitical events were major obstacles throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and fed into stock market volatility early in 2014. The situation’s effect on the stock market faded as investors began to believe that the situation would not result in war, but as of September 2014, the situation had resulted in economic sanctions from the West against Russia. However, even as the market began to focus less on that situation, the advance of Islamic militants in Iraq and Syria led to airstrikes by the U.S. and its allies and fears of a regional war in the Middle East.

Despite geopolitical challenges, U.S. economic numbers showed improvement. The unemployment rate continued its slow improvement, declining from 6.3% in April 2014 to 5.9% in September 2014. Although investors received an unpleasant surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.6%.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	3

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period. However, slowing global economic growth, combined with renewed geopolitical concerns (including protests in Hong Kong), caused stock market weakness in September 2014. The Russell Midcap Index ended the period with a 3.2% gain. Small-cap stocks, however, were hit harder by the late-period uncertainty and the Russell 2000 Index ended with a -5.5% return. Growth stocks outperformed value stocks in both the small-cap and the mid-cap space.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period.

4	Wells Fargo Advantage Special Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA, CPA

Robert Rifkin, CFA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESPAX)	5-7-1993	4.18	12.77	7.91	10.54	14.11	8.55	1.41	1.34
Class B (ESPBX)*	3-26-1999	4.70	13.01	7.99	9.70	13.26	7.99	2.16	2.09
Class C (ESPCX)	12-12-2000	8.70	13.27	7.75	9.70	13.27	7.75	2.16	2.09
Administrator Class (ESPIX)	7-23-1996	–	–	–	10.84	14.40	8.83	1.25	1.09
Institutional Class (ESPNX)	7-30-2010	–	–	–	11.00	14.54	8.90	0.98	0.94
Russell 2000® Value Index[4]	–	–	–	–	4.13	13.02	7.25	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of September 30, 2014
First Citizens BancShares Corporation Class A	3.84
Kadant Incorporated	2.55
TreeHouse Foods Incorporated	2.31
Mueller Industries Incorporated	1.87
DineEquity Incorporated	1.79
Franklin Electric Company Incorporated	1.63
Simpson Manufacturing Company Incorporated	1.59
UMB Financial Corporation	1.56
Brown & Brown Incorporated	1.51
Viad Corporation	1.48

Sector distribution[6] as of September 30, 2014

1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$953.97	$6.56	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.78	1.34%
Class B
Actual	$1,000.00	$950.31	$10.22	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	$10.56	2.09%
Class C
Actual	$1,000.00	$950.18	$10.22	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	$10.56	2.09%
Administrator Class
Actual	$1,000.00	$955.13	$5.34	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Institutional Class
Actual	$1,000.00	$955.74	$4.61	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 92.74%

Consumer Discretionary: 12.07%

Diversified Consumer Services: 1.67%
Hillenbrand Incorporated	198,102	$6,119,372
Liberty Tax Incorporated †	152,147	4,914,348

		11,033,720

Hotels, Restaurants & Leisure: 3.92%
Denny’s Corporation †	1,291,496	9,079,217
DineEquity Incorporated	145,000	11,830,550
Krispy Kreme Doughnuts Incorporated †	291,000	4,993,560

		25,903,327

Household Durables: 1.72%
Blyth Incorporated	185,800	1,508,696
Dixie Group Incorporated †	489,246	4,241,763
Helen of Troy Limited †	69,200	3,634,384
Tupperware Corporation	28,800	1,988,352

		11,373,195

Media: 1.42%
AH Belo Corporation	879,600	9,385,332

Specialty Retail: 2.64%
Ascena Retail Group Incorporated †	264,900	3,523,170
Christopher & Banks Corporation †	363,420	3,594,224
Guess? Incorporated	269,000	5,909,930
Pier 1 Imports Incorporated	367,000	4,363,630

		17,390,954

Textiles, Apparel & Luxury Goods: 0.70%
Delta Apparel Incorporated †	312,839	2,843,707
Steven Madden Limited †	54,200	1,746,866

		4,590,573

Consumer Staples: 6.04%

Beverages: 1.04%
Cott Corporation	998,300	6,858,321

Food & Staples Retailing: 0.40%
SUPERVALU Incorporated †	294,100	2,629,254

Food Products: 2.30%
TreeHouse Foods Incorporated †	189,000	15,214,500

Household Products: 2.30%
Central Garden & Pet Company †	260,892	2,021,913
Central Garden & Pet Company Class A †	116,002	932,656
Spectrum Brands Holdings Incorporated	32,100	2,906,013
WD-40 Company	136,822	9,298,423

		15,159,005

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Energy: 4.53%

Energy Equipment & Services: 2.75%
Atwood Oceanics Incorporated †	119,800	$5,234,062
Cal Dive International Incorporated «†	382,400	370,928
CARBO Ceramics Incorporated «	51,800	3,068,114
Frank’s International NV «	145,500	2,720,850
Steel Excel Incorporated †(a)	207,210	6,734,325

		18,128,279

Oil, Gas & Consumable Fuels: 1.78%
Comstock Resources Incorporated	253,963	4,728,791
Energy XXI (Bermuda) Limited	143,300	1,626,455
Stone Energy Corporation †	172,100	5,397,056

		11,752,302

Financials: 20.53%

Banks: 10.05%
Associated Banc-Corp	225,800	3,933,436
BBCN Bancorp Incorporated	222,600	3,247,734
First Citizens BancShares Corporation Class A	117,031	25,352,426
First Niagara Financial Group Incorporated	469,100	3,907,603
Hancock Holding Company	122,700	3,932,535
Sterling BanCorp	255,616	3,269,329
Synovus Financial Corporation	179,999	4,255,176
TCF Financial Corporation	520,636	8,085,477
UMB Financial Corporation	189,161	10,318,733

		66,302,449

Capital Markets: 2.01%
Apollo Investment Corporation	251,933	2,058,293
CIFC Corporation «	254,285	2,301,279
Westwood Holdings Group Incorporated	156,812	8,889,672

		13,249,244

Consumer Finance: 0.23%
JG Wentworth Company †	123,300	1,527,687

Insurance: 6.10%
Brown & Brown Incorporated	309,200	9,940,780
Endurance Specialty Holdings Limited	78,200	4,315,076
Fidelity & Guaranty Life	135,344	2,889,594
ProAssurance Corporation	208,500	9,188,595
Stewart Information Services Corporation	162,800	4,778,180
Validus Holdings Limited	234,400	9,174,416

		40,286,641

REITs: 1.43%
Hatteras Financial Corporation	421,208	7,564,896
MFA Mortgage Investments Incorporated	237,100	1,844,638

		9,409,534

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	9

Security name	Shares	Value

Thrifts & Mortgage Finance: 0.71%
People’s United Financial Incorporated	324,700	$4,698,409

Health Care: 9.01%

Biotechnology: 0.11%
Theravance Incorporated	43,000	734,870

Health Care Equipment & Supplies: 4.77%
Analogic Corporation	82,919	5,303,499
Haemonetics Corporation †	249,500	8,712,540
ICU Medical Incorporated †	87,063	5,587,703
Steris Corporation	96,800	5,223,328
West Pharmaceutical Services Incorporated	148,182	6,632,626

		31,459,696

Health Care Providers & Services: 2.30%
AMN Healthcare Services Incorporated †	158,200	2,483,740
Hanger Incorporated †	117,600	2,413,152
Owens & Minor Incorporated	110,900	3,630,866
Patterson Companies Incorporated	160,500	6,649,515

		15,177,273

Life Sciences Tools & Services: 1.52%
Bio-Rad Laboratories Incorporated Class A †	47,800	5,420,520
Covance Incorporated †	58,500	4,603,950

		10,024,470

Pharmaceuticals: 0.31%
Prestige Brands Holdings Incorporated †	64,000	2,071,680

Industrials: 19.84%

Air Freight & Logistics: 1.21%
Forward Air Corporation	177,877	7,974,226

Building Products: 2.28%
Quanex Building Products Corporation	250,699	4,535,145
Simpson Manufacturing Company Incorporated	359,918	10,491,610

		15,026,755

Commercial Services & Supplies: 5.52%
ACCO Brands Corporation †	806,769	5,566,706
Brady Corporation Class A	150,000	3,366,000
Clean Harbors Incorporated †	113,000	6,092,960
Courier Corporation	328,245	4,043,978
Matthews International Corporation Class A	172,798	7,584,104
Viad Corporation	473,553	9,778,869

		36,432,617

Construction & Engineering: 1.06%
EMCOR Group Incorporated	174,900	6,989,004

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Electrical Equipment: 2.98%
EnerSys	60,300	$3,535,992
Franklin Electric Company Incorporated	309,800	10,762,452
Regal-Beloit Corporation	83,400	5,358,450

		19,656,894

Machinery: 6.07%
Commercial Vehicle Group Incorporated †	72,834	450,114
Douglas Dynamics Incorporated	339,900	6,628,050
ESCO Technologies Incorporated	109,600	3,811,888
Kadant Incorporated	431,480	16,849,294
Mueller Industries Incorporated	432,240	12,336,130

		40,075,476

Professional Services: 0.72%
Korn/Ferry International †	191,746	4,774,475

Information Technology: 13.05%

Communications Equipment: 1.22%
Aviat Networks Incorporated †	834,247	1,501,645
Ixia Corporation †	361,200	3,301,368
NETGEAR Incorporated †	104,500	3,265,625

		8,068,638

Electronic Equipment, Instruments & Components: 5.07%
AVX Corporation	368,698	4,896,309
GSI Group Incorporated †	749,935	8,616,753
Knowles Corporation †	218,800	5,798,200
Orbotech Limited †	395,415	6,160,566
Vishay Intertechnology Incorporated	561,521	8,024,135

		33,495,963

IT Services: 2.17%
Acxiom Corporation †	221,500	3,665,825
DST Systems Incorporated	43,884	3,682,745
Sykes Enterprises Incorporated †	350,300	6,998,994

		14,347,564

Semiconductors & Semiconductor Equipment: 1.29%
DSP Group Incorporated †	534,715	4,742,922
Exar Corporation †	419,752	3,756,780

		8,499,702

Software: 2.03%
ACI Worldwide Incorporated †	395,352	7,416,804
Progress Software Corporation †	249,751	5,971,546

		13,388,350

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	11

Security name			Shares	Value

Technology Hardware, Storage & Peripherals: 1.27%
Imation Corporation †(l)			2,336,402	$6,892,386
Quantum Corporation «†			1,259,300	1,460,788

				8,353,174

Materials: 7.67%

Chemicals: 5.03%
A. Schulman Incorporated			242,158	8,756,433
Chemtura Corporation †			150,200	3,504,166
Innospec Incorporated			237,300	8,519,070
LSB Industries Incorporated †			81,892	2,924,363
Plastec Technologies Limited (a)			152,938	994,097
Scotts Miracle-Gro Company			63,200	3,476,000
Sensient Technologies Corporation			95,300	4,988,955

				33,163,084

Paper & Forest Products: 2.64%
Neenah Paper Incorporated			172,914	9,247,441
Schweitzer Manduit International Incorporated			198,500	8,200,035

				17,447,476

Total Common Stocks (Cost $563,454,527)				612,054,113

Exchange-Traded Funds: 2.43%
iShares Russell 2000 Index ETF				3,279,188
iShares Russell 2000 Value Index ETF «				9,372,934
iShares Micro-Cap ETF «				3,408,562

Total Exchange-Traded Funds (Cost $16,721,333)				16,060,684

Warrants: 0.00%

Industrials: 0.00%

		Expiration date
Aerospace & Defense: 0.00%
Plastec Technologies Limited †(a)(i)		11-18-2014	145,800	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 7.57%

Investment Companies: 7.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		32,849,404	32,849,404
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)	0.11		17,091,225	17,091,225

Total Short-Term Investments (Cost $49,940,629)				49,940,629

Total investments in securities
(Cost $630,116,489) *	102.74%	678,055,426
Other assets and liabilities, net	(2.74)	(18,059,082)

Total net assets	100.00%	$659,996,344

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—September 30, 2014 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(i)	Illiquid security

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $636,954,667 and unrealized gains (losses) consists of:

Gross unrealized gains	$124,149,400
Gross unrealized losses	(83,048,641)

Net unrealized gains	$41,100,759

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2014 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities (including $16,671,220 of securities loaned), at value (cost $535,608,707)	$621,222,411
In affiliated securities, at value (cost $94,507,782)	56,833,015

Total investments, at value (cost $630,116,489)	678,055,426
Receivable for investments sold	4,991,568
Receivable for Fund shares sold	941,976
Receivable for dividends	678,572
Receivable for securities lending income	11,050
Prepaid expenses and other assets	16,813

Total assets	684,695,405

Liabilities
Payable for investments purchased	6,172,559
Payable for Fund shares redeemed	620,782
Payable upon receipt of securities loaned	17,091,225
Advisory fee payable	415,280
Distribution fees payable	27,895
Administration fees payable	143,253
Accrued expenses and other liabilities	228,067

Total liabilities	24,699,061

Total net assets	$659,996,344

NET ASSETS CONSIST OF
Paid-in capital	$518,141,147
Undistributed net investment income	3,176,519
Accumulated net realized gains on investments	90,739,741
Net unrealized gains on investments	47,938,937

Total net assets	$659,996,344

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$403,296,654
Shares outstanding – Class A1	12,970,975
Net asset value per share – Class A	$31.09
Maximum offering price per share – Class A2	$32.99
Net assets – Class B	$3,088,283
Shares outstanding – Class B1	107,637
Net asset value per share – Class B	$28.69
Net assets – Class C	$40,510,590
Shares outstanding – Class C1	1,406,457
Net asset value per share – Class C	$28.80
Net assets – Administrator Class	$70,532,111
Shares outstanding – Administrator Class[1]	2,223,872
Net asset value per share – Administrator Class	$31.72
Net assets – Institutional Class	$142,568,706
Shares outstanding – Institutional Class[1]	4,491,943
Net asset value per share – Institutional Class	$31.74

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Small Cap Value Fund	Statement of operations—six months ended September 30, 2014 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $17,200)	$6,094,583
Securities lending income, net	45,382
Income from affiliated securities	175,314

Total investment income	6,315,279

Expenses
Advisory fee	2,740,604
Administration fees
Fund level	172,770
Class A	549,962
Class B	4,567
Class C	54,685
Administrator Class	38,617
Institutional Class	58,088
Shareholder servicing fees
Class A	528,810
Class B	4,191
Class C	52,581
Administrator Class	94,274
Distribution fees
Class B	13,174
Class C	157,744
Custody and accounting fees	31,314
Professional fees	25,726
Registration fees	19,427
Shareholder report expenses	44,830
Trustees’ fees and expenses	5,968
Other fees and expenses	13,897

Total expenses	4,611,229
Less: Fee waivers and/or expense reimbursements	(197,144)

Net expenses	4,414,085

Net investment income	1,901,194

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	41,096,898
Affiliated securities	2,661,143

Net realized gains on investments	43,758,041

Net change in unrealized gains (losses) on:
Unaffiliated securities	(69,451,426)
Affiliated securities	(7,736,179)

Net change in unrealized gains (losses) on investments	(77,187,605)

Net realized and unrealized gains (losses) on investments	(33,429,564)

Net decrease in net assets resulting from operations	$(31,528,370)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Small Cap Value Fund	15

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

Operations
Net investment income		$1,901,194		$2,345,450		$1,073,383
Net realized gains on investments		43,758,041		58,414,250		91,998,618
Net change in unrealized gains (losses) on investments		(77,187,605)		10,826,295		150,789,420

Net increase (decrease) in net assets resulting from operations		(31,528,370)		71,585,995		243,861,421

Distributions to shareholders from
Net investment income
Class A		0		(454,117)		0
Administrator Class		0		(64,798)		(8,070)
Institutional Class		0		(599,088)		(231,386)
Net realized gains
Class A		0		(25,446,683)		0
Class B		0		(300,248)		0
Class C		0		(2,623,004)		0
Administrator Class		0		(6,075,524)		0
Institutional Class		0		(8,571,085)		0

Total distributions to shareholders		0		(44,134,547)		(239,456)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	904,748	29,106,421	431,181	13,546,405	1,128,057	29,699,929
Class B	314	9,236	1,164	33,563	2,195	62,029
Class C	73,172	2,199,727	56,398	1,647,900	104,015	2,607,737
Administrator Class	413,957	13,571,225	362,497	11,672,912	735,655	19,822,818
Institutional Class	594,794	19,392,962	254,834	8,168,966	1,995,969	53,030,396

		64,279,571		35,069,746		105,222,909

Reinvestment of distributions
Class A	0	0	817,138	25,138,694	0	0
Class B	0	0	10,074	285,065	0	0
Class C	0	0	81,065	2,322,508	0	0
Administrator Class	0	0	187,740	5,877,515	332	7,912
Institutional Class	0	0	208,721	6,550,312	5,226	124,733

		0		40,174,094		132,645

Payment for shares redeemed
Class A	(1,098,246)	(35,330,375)	(1,149,622)	(36,108,005)	(4,012,182)	(106,617,151)
Class B	(32,581)	(968,788)	(34,517)	(1,006,977)	(264,006)	(6,265,511)
Class C	(79,391)	(2,368,033)	(75,354)	(2,211,159)	(299,312)	(7,290,904)
Administrator Class	(555,972)	(18,428,703)	(1,227,685)	(39,026,744)	(7,669,377)	(229,787,904)
Institutional Class	(504,596)	(16,513,225)	(402,134)	(13,013,457)	(1,431,015)	(38,809,000)

		(73,609,124)		(91,366,342)		(388,770,470)

Net decrease in net assets resulting from capital share transactions		(9,329,553)		(16,122,502)		(283,414,916)

Total increase (decrease) in net assets		(40,857,923)		11,328,946		(39,792,951)

Net assets
Beginning of period		700,854,267		689,525,321		729,318,272

End of period		$659,996,344		$700,854,267		$689,525,321

Undistributed net investment income		$3,176,519		$1,275,325		$178,497

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended July 31
CLASS A			2013	2012	2011	2010[2]	2010[3]	2009[3]
Net asset value, beginning of period	$32.59	$31.35	$22.97	$20.97	$19.78	$18.50	$15.51	$18.78
Net investment income (loss)	0.08	0.10	(0.01)[4]	(0.05)	(0.05)	(0.01)	(0.02)	0.11
Net realized and unrealized gains (losses) on investments	(1.58)	3.14	8.37	2.05	1.24	1.29	3.07	(3.19)

Total from investment operations	(1.50)	3.24	8.38	2.00	1.19	1.28	3.05	(3.08)
Distributions to shareholders from
Net investment income	0.00	(0.03)	0.00	0.00	0.00	0.00	(0.01)	(0.19)
Net realized gains	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.05)[4]	0.00

Total distributions to shareholders	0.00	(2.00)	0.00	0.00	0.00	0.00	(0.06)	(0.19)
Net asset value, end of period	$31.09	$32.59	$31.35	$22.97	$20.97	$19.78	$18.50	$15.51
Total return[6]	(4.60)%	10.74%	36.48%	9.54%	6.02%	6.92%	19.72%	(16.17)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.41%	1.40%	1.38%	1.37%	1.46%	1.43%	1.43%
Net expenses	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.39%	1.33%
Net investment income (loss)	0.49%	0.75%	0.04%	(0.16)%	(0.14)%	(0.19)%	(0.07)%	0.69%
Supplemental data
Portfolio turnover rate	40%	37%	65%	69%	54%	7%	45%	43%
Net assets, end of period (000s omitted)	$403,297	$429,089	$409,557	$366,320	$387,767	$477,079	$472,903	$442,973

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Special Values Fund.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended July 31
CLASS B			2013	2012	2011	2010[2]	2010[3]	2009[3]
Net asset value, beginning of period	$30.19	$29.23	$21.58	$19.85	$18.87	$17.68	$14.88	$17.92
Net investment income (loss)	(0.04)[4]	0.00 [4,5]	(0.16)[4]	(0.19)[4]	(0.18)[4]	(0.08)	(0.14)[4]	0.00 [4,5]
Net realized and unrealized gains (losses) on investments	(1.46)	2.93	7.81	1.92	1.16	1.27	2.94	(3.02)

Total from investment operations	(1.50)	2.93	7.65	1.73	0.98	1.19	2.80	(3.02)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00	(0.00)[5]

Total distributions to shareholders	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00	(0.02)
Net asset value, end of period	$28.69	$30.19	$29.23	$21.58	$19.85	$18.87	$17.68	$14.88
Total return[6]	(4.97)%	10.42%	35.45%	8.72%	5.19%	6.73%	18.82%	(16.83)%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.16%	2.14%	2.12%	2.13%	2.21%	2.18%	2.17%
Net expenses	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.15%	2.07%
Net investment income (loss)	(0.27)%	0.02%	(0.64)%	(0.89)%	(0.88)%	(0.93)%	(0.82)%	0.01%
Supplemental data
Portfolio turnover rate	40%	37%	65%	69%	54%	7%	45%	43%
Net assets, end of period (000s omitted)	$3,088	$4,224	$4,770	$9,171	$22,053	$36,922	$36,654	$41,008

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Special Values Fund.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended July 31
CLASS C			2013	2012	2011	2010[2]	2010[3]	2009[3]
Net asset value, beginning of period	$30.31	$29.34	$21.66	$19.92	$18.94	$17.74	$14.93	$17.98
Net investment income (loss)	(0.04)[4]	0.00 [4,5]	(0.18)[4]	(0.19)[4]	(0.18)[4]	(0.07)	(0.18)	(0.00)[4,5]
Net realized and unrealized gains (losses) on investments	(1.47)	2.94	7.86	1.93	1.16	1.27	2.99	(3.03)

Total from investment operations	(1.51)	2.94	7.68	1.74	0.98	1.20	2.81	(3.03)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00	(0.00)[5]

Total distributions to shareholders	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00	(0.02)
Net asset value, end of period	$28.80	$30.31	$29.34	$21.66	$19.92	$18.94	$17.74	$14.93
Total return[6]	(4.98)%	10.42%	35.46%	8.73%	5.17%	6.76%	18.82%	(16.79)%
Ratios to average net assets (annualized)
Gross expenses	2.14%	2.16%	2.15%	2.13%	2.13%	2.21%	2.18%	2.17%
Net expenses	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.12%	2.07%
Net investment income (loss)	(0.26)%	0.00%	(0.71)%	(0.91)%	(0.89)%	(0.93)%	(0.80)%	(0.03)%
Supplemental data
Portfolio turnover rate	40%	37%	65%	69%	54%	7%	45%	43%
Net assets, end of period (000s omitted)	$40,511	$42,816	$39,620	$33,478	$34,270	$40,850	$40,968	$38,744

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Special Values Fund.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended July 31
ADMINISTRATOR CLASS			2013	2012	2011	2010[2]	2010[3]	2009[3]
Net asset value, beginning of period	$33.21	$31.85	$23.28	$21.21	$19.96	$18.65	$15.63	$18.95
Net investment income	0.12 [4]	0.14 [4]	0.08 [4]	0.02 [4]	0.02 [4]	0.01	0.04 [4]	0.16
Net realized and unrealized gains (losses) on investments	(1.61)	3.21	8.49	2.05	1.23	1.30	3.04	(3.23)

Total from investment operations	(1.49)	3.35	8.57	2.07	1.25	1.31	3.08	(3.07)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.00)[5]	0.00	0.00	0.00	(0.01)	(0.25)
Net realized gains	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00	(0.00)[5]
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.05)[4]	0.00

Total distributions to shareholders	0.00	(1.99)	(0.00)[5]	0.00	0.00	0.00	(0.06)	(0.25)
Net asset value, end of period	$31.72	$33.21	$31.85	$23.28	$21.21	$19.96	$18.65	$15.63
Total return[6]	(4.49)%	10.91%	36.82%	9.76%	6.26%	7.02%	20.02%	(15.96)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.24%	1.23%	1.22%	1.22%	1.30%	1.17%	1.18%
Net expenses	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.13%	1.08%
Net investment income	0.75%	1.04%	0.30%	0.10%	0.12%	0.05%	0.21%	0.95%
Supplemental data
Portfolio turnover rate	40%	37%	65%	69%	54%	7%	45%	43%
Net assets, end of period (000s omitted)	$70,532	$78,563	$96,940	$232,283	$273,510	$335,766	$320,814	$525,865

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Special Values Fund.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended July 31, 2010[3]
INSTITUTIONAL CLASS			2013	2012	2011	2010[2]
Net asset value, beginning of period	$33.21	$31.94	$23.36	$21.24	$19.96	$18.66	$18.66
Net investment income (loss)	0.14	0.15	0.10	0.05 [4]	0.04	(0.02)[4]	0.00 [4,5]
Net realized and unrealized gains (losses) on investments	(1.61)	3.22	8.53	2.07	1.24	1.32	0.00 [4]

Total from investment operations	(1.47)	3.37	8.63	2.12	1.28	1.30	0.00 [4]
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.05)	0.00	0.00	0.00	0.00
Net realized gains	0.00	(1.97)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(2.10)	(0.05)	0.00	0.00	0.00	0.00
Net asset value, end of period	$31.74	$33.21	$31.94	$23.36	$21.24	$19.96	$18.66
Total return[6]	(4.43)%	10.97%	37.02%	9.98%	6.41%	7.02%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.98%	0.97%	0.95%	0.94%	1.10%	0.00%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.93%	0.94%	0.00%
Net investment income (loss)	0.89%	1.15%	0.42%	0.21%	0.19%	(0.38)%	0.00%
Supplemental data
Portfolio turnover rate	40%	37%	65%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$142,569	$146,162	$138,638	$88,067	$27,217	$3,106	$10

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

3.	For the period July 30, 2010 (commencement of class operation) to July 31, 2010

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

22	Wells Fargo Advantage Special Small Cap Value Fund	Notes to financial statements (unaudited)

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $4,256,886 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	23

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer Discretionary	$87,261,205	$0	$0	$87,261,205
Consumer Staples	39,861,080	0	0	39,861,080
Energy	23,146,256	6,734,325	0	29,880,581
Financials	135,473,964	0	0	135,473,964
Health Care	59,467,989	0	0	59,467,989
Industrials	123,345,343	0	0	123,345,343
Information Technology	86,153,391	0	0	86,153,391
Materials	49,616,463	0	994,097	50,610,560

Exchange-traded funds	16,060,684	0	0	16,060,684

Short-term investments
Investment companies	32,849,404	17,091,225	0	49,940,629
Total assets	$653,235,779	$23,825,550	$994,097	$678,055,426

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

24	Wells Fargo Advantage Special Small Cap Value Fund	Notes to financial statements (unaudited)

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.34% for Class A shares, 2.09% for Class B shares, 2.09% for Class C shares, 1.09 % for Administrator Class and 0.94% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2014, Funds Distributor received $6,094 from the sale of Class A shares and $19 and $115 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for six months ended September 30, 2014 were $264,325,147 and $274,504,357, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Imation Corporation	2,245,600	120,302	29,500	2,336,402	$6,892,386	$0	$(56,656)
Kadant Incorporation*	572,066	38,700	179,286	431,480	16,849,294	163,250	2,717,799
						$163,250	$2,661,143

*	No longer an affiliate of the Fund at the end of the period.

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	25

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $649 in commitment fees.

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

28	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

30	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	31

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

32	Wells Fargo Advantage Special Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228302 11-14 SA246/SAR246 09-14

Wells Fargo Advantage

Traditional Small Cap Growth Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite geopolitical challenges, U.S. economic numbers showed improvement.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Traditional Small Cap Growth Fund for the six-month period that ended September 30, 2014. The period was marked by heightened geopolitical uncertainty as the U.S. and Europe continued to confront Russia over Ukraine and as Islamic militants (formerly known as ISIS) gained territory in Iraq and Syria. Toward the end of the reporting period, market volatility increased as renewed fears of slowing global growth took hold, and investors began to price in expectations that the U.S. Federal Reserve (Fed) was finally looking to raise short-term interest rates. Although mid-cap stocks (measured by the Russell Midcap® Index1) ended the period with a single-digit gain, small-cap stocks (measured by the Russell 2000® Index2) ended with a loss.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Prior to the reporting period, in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month and continued the taper throughout the reporting period. Some anticipated this action would lead to higher interest rates, however, interest rates followed a downward trend, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate and imposing for the first time a negative interest rate on bank deposits held at the central bank. In September 2014, the ECB cut its key rate again—to 0.05%—and pushed the deposit rate for banks to -0.20%.

Although the geopolitical situation presented challenges, U.S. stock markets gained on positive economic data.

Geopolitical events were major obstacles throughout the reporting period. The ongoing standoff between the West (the U.S., Europe, and their allies) and Russia over Ukraine began in late 2013 and fed into stock market volatility early in 2014. The situation’s effect on the stock market faded as investors began to believe that the situation would not result in war, but as of September 2014, the situation had resulted in economic sanctions from the West against Russia. However, even as the market began to focus less on that situation, the advance of Islamic militants in Iraq and Syria led to airstrikes by the U.S. and its allies and fears of a regional war in the Middle East.

Despite geopolitical challenges, U.S. economic numbers showed improvement. The unemployment rate continued its slow improvement, declining from 6.3% in April 2014 to 5.9% in September 2014. Although investors received an unpleasant surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.6%.

1.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.

2.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	3

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period. However, slowing global economic growth, combined with renewed geopolitical concerns (including protests in Hong Kong), caused stock market weakness in September 2014. The Russell Midcap Index ended the period with a 3.2% gain. Small-cap stocks, however, were hit harder by the late-period uncertainty and the Russell 2000 Index ended with a -5.5% return. Growth stocks outperformed value stocks in both the small-cap and the mid-cap space.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Investors’ positive outlook for the U.S. economy contributed to a solid domestic stock market for most of the period.

4	Wells Fargo Advantage Traditional Small Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey S. Drummond, CFA

Linda Freeman, CFA

Paul Carder, CFA

Jeffrey Harrison, CFA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EGWAX)	6-5-1995	(7.26)	12.15	7.85	(1.61)	13.49	8.49	1.55	1.34
Class C (EGWCX)	7-30-2010	(3.36)	12.65	7.69	(2.36)	12.65	7.69	2.30	2.09
Administrator Class (EGWDX)	7-30-2010	–	–	–	(1.47)	13.65	8.59	1.39	1.21
Institutional Class (EGRYX)	11-19-1997	–	–	–	(1.27)	13.88	8.82	1.12	0.99
Russell 2000® Growth Index[4]	–	–	–	–	3.79	15.51	9.03	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	5

Ten largest equity holdings[5] (%) as of September 30, 2014
Proofpoint Incorporated	2.49
Ultimate Software Group Incorporated	2.26
Cavium Incorporated	2.13
ExamWorks Group Incorporated	2.01
Portfolio Recovery Associates Incorporated	2.00
DexCom Incorporated	1.99
Wageworks Incorporated	1.97
SVB Financial Group	1.92
Pacira Pharmaceuticals Incorporated	1.84
TASER International Incorporated	1.84

Sector distribution[6] as of September 30, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.33% for Class A, 2.08% for Class C, 1.20% for Administrator Class, and 0.98% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Traditional Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$946.00	$6.49	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.73	1.33%
Class C
Actual	$1,000.00	$942.22	$10.13	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.64	$10.50	2.08%
Administrator Class
Actual	$1,000.00	$946.88	$5.76	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Institutional Class
Actual	$1,000.00	$947.80	$4.79	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.72%

Consumer Discretionary: 13.31%

Diversified Consumer Services: 3.91%
Bright Horizons Family Solutions Incorporated †	47,200	$1,985,232
Grand Canyon Education Incorporated †	44,700	1,822,419
LifeLock Incorporated †	114,200	1,631,918

		5,439,569

Hotels, Restaurants & Leisure: 3.97%
ClubCorp Holdings Incorporated	46,300	918,129
Fiesta Restaurant Group Incorporated †	42,300	2,101,464
Krispy Kreme Doughnuts Incorporated †	90,500	1,552,980
Red Robin Gourmet Burgers Incorporated †	16,700	950,230

		5,522,803

Internet & Catalog Retail: 3.12%
HomeAway Incorporated †	53,100	1,885,050
RetailMeNot Incorporated †	14,448	233,480
Shutterfly Incorporated †	45,700	2,227,418

		4,345,948

Media: 0.88%
Rentrak Corporation †	20,100	1,224,894

Specialty Retail: 1.43%
Lumber Liquidators Holdings Incorporated «†	10,900	625,442
Vitamin Shoppe Incorporated †	30,838	1,368,899

		1,994,341

Consumer Staples: 0.31%

Food Products: 0.31%
Annie’s Incorporated †	9,400	431,460

Energy: 4.88%

Oil, Gas & Consumable Fuels: 4.88%
Athlon Energy Incorporated †	29,800	1,735,254
Comstock Resources Incorporated	73,500	1,368,570
Oasis Petroleum Incorporated †	45,700	1,910,717
Rosetta Resources Incorporated †	40,100	1,786,856

		6,801,397

Financials: 9.64%

Banks: 3.03%
SVB Financial Group †	23,800	2,667,742
Texas Capital Bancshares Incorporated †	26,900	1,551,592

		4,219,334

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Capital Markets: 2.27%
Evercore Partners Incorporated Class A	40,100	$1,884,700
Financial Engines Incorporated «	37,100	1,269,377

		3,154,077

Consumer Finance: 2.94%
Encore Capital Group Incorporated «†	29,600	1,311,576
Portfolio Recovery Associates Incorporated †	53,400	2,789,082

		4,100,658

Diversified Financial Services: 1.40%
MarketAxess Holdings Incorporated	31,500	1,948,590

Health Care: 24.20%

Biotechnology: 4.75%
Alnylam Pharmaceuticals Incorporated †	16,500	1,288,650
Cepheid Incorporated †	34,200	1,505,826
Exact Sciences Corporation «†	72,100	1,397,298
ISIS Pharmaceuticals Incorporated «†	22,800	885,324
Keryx Biopharmaceuticals Incorporated «†	46,100	633,875
Puma Biotechnology Incorporated †	3,800	906,566

		6,617,539

Health Care Equipment & Supplies: 7.54%
Cardiovascular Systems Incorporated †	83,484	1,972,727
DexCom Incorporated †	69,237	2,768,788
Endologix Incorporated †	132,600	1,405,560
Globus Medical Incorporated †	47,700	938,259
Insulet Corporation †	42,000	1,547,700
LDR Holding Corporation †	59,900	1,864,687

		10,497,721

Health Care Providers & Services: 4.35%
Capital Senior Living Corporation †	87,000	1,847,010
ExamWorks Group Incorporated †	85,300	2,793,575
Healthways Incorporated †	88,091	1,411,218

		6,051,803

Health Care Technology: 3.93%
HealthStream Incorporated †	39,156	940,136
HMS Holdings Corporation «†	112,000	2,111,200
Medidata Solutions Incorporated †	54,500	2,413,805

		5,465,141

Pharmaceuticals: 3.63%
Akorn Incorporated «†	68,900	2,499,003
Pacira Pharmaceuticals Incorporated †	26,400	2,558,688

		5,057,691

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	9

Security name	Shares	Value

Industrials: 14.75%

Aerospace & Defense: 3.54%
Hexcel Corporation †	59,743	$2,371,797
TASER International Incorporated «†	165,500	2,555,320

		4,927,117

Building Products: 0.59%
Gibraltar Industries Incorporated †	60,158	823,563

Commercial Services & Supplies: 1.62%
InnerWorkings Incorporated †	279,249	2,259,124

Machinery: 3.70%
Barnes Group Incorporated	51,200	1,553,920
RBC Bearings Incorporated	30,447	1,726,345
The Middleby Corporation †	21,300	1,877,169

		5,157,434

Professional Services: 2.90%
The Advisory Board Company †	14,600	680,214
TriNet Group Incorporated †	23,500	605,125
Wageworks Incorporated †	60,320	2,746,370

		4,031,709

Road & Rail: 1.01%
Genesee & Wyoming Incorporated Class A †	14,800	1,410,588

Trading Companies & Distributors : 1.39%
Beacon Roofing Supply Incorporated †	25,600	652,288
Watsco Incorporated	14,800	1,275,464

		1,927,752

Information Technology: 28.83%

Communications Equipment : 2.11%
Aruba Networks Incorporated †	86,800	1,873,144
Sonus Networks Incorporated †	310,100	1,060,542

		2,933,686

Internet Software & Services: 9.90%
Bankrate Incorporated †	36,903	419,218
Cornerstone OnDemand Incorporated †	62,500	2,150,625
Demandware Incorporated †	24,500	1,247,540
E2open Incorporated †	53,500	498,085
LivePerson Incorporated †	188,442	2,372,485
Marketo «†	62,200	2,009,060
Pandora Media Incorporated †	83,200	2,010,112
Shutterstock Incorporated «†	23,906	1,706,410
Textura Corporation «†	51,900	1,370,160

		13,783,695

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.14%
Cavium Incorporated †		59,700	$2,968,881
Inphi Corporation †		49,100	706,058
Mellanox Technologies Limited †		54,900	2,463,363
Power Integrations Incorporated		18,900	1,018,899

			7,157,201

Software: 11.68%
Concur Technologies Incorporated «†		18,078	2,292,652
Fleetmatics Group plc «†		50,212	1,531,466
Guidewire Software Incorporated †		41,000	1,817,940
Infoblox Incorporated †		153,444	2,263,299
Proofpoint Incorporated †		93,300	3,465,162
Qlik Technologies Incorporated †		64,400	1,741,376
Ultimate Software Group Incorporated †		22,274	3,151,994

			16,263,889

Materials: 0.24%

Metals & Mining: 0.24%
Materion Corporation		10,966	336,327

Telecommunication Services: 1.56%

Diversified Telecommunication Services: 1.56%
Cogent Communications Group Incorporated		64,462	2,166,566

Total Common Stocks (Cost $106,791,703)			136,051,617

	Yield

Short-Term Investments: 17.17%

Investment Companies: 17.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	3,951,017	3,951,017
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	19,955,398	19,955,398

Total Short-Term Investments (Cost $23,906,415)			23,906,415

Total investments in securities
(Cost $130,698,118) *	114.89%	159,958,032
Other assets and liabilities, net	(14.89)	(20,729,047)

Total net assets	100.00%	$139,228,985

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $131,841,582 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,259,212
Gross unrealized losses	(5,142,762)

Net unrealized gains	$28,116,450

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2014 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including $19,490,812 of securities loaned), at value (cost $106,791,703)	$136,051,617
In affiliated securities, at value (cost $23,906,415)	23,906,415

Total investments, at value (cost $130,698,118)	159,958,032
Receivable for Fund shares sold	10,523
Receivable for dividends	2,472
Receivable for securities lending income	42,388
Prepaid expenses and other assets	16,444

Total assets	160,029,859

Liabilities
Payable for investments purchased	246,502
Payable for Fund shares redeemed	407,290
Payable upon receipt of securities loaned	19,955,398
Advisory fee payable	80,259
Distribution fees payable	233
Administration fees payable	34,052
Accrued expenses and other liabilities	77,140

Total liabilities	20,800,874

Total net assets	$139,228,985

NET ASSETS CONSIST OF
Paid-in capital	$91,018,494
Accumulated net investment loss	(600,872)
Accumulated net realized gains on investments	19,551,449
Net unrealized gains on investments	29,259,914

Total net assets	$139,228,985

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$120,851,246
Shares outstanding – Class A1	6,272,531
Net asset value per share – Class A	$19.27
Maximum offering price per share – Class A2	$20.45
Net assets – Class C	$378,568
Shares outstanding – Class C1	20,362
Net asset value per share – Class C	$18.59
Net assets – Administrator Class	$3,103,217
Shares outstanding – Administrator Class[1]	151,394
Net asset value per share – Administrator Class	$20.50
Net assets – Institutional Class	$14,895,954
Shares outstanding – Institutional Class[1]	719,688
Net asset value per share – Institutional Class	$20.70

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Traditional Small Cap Growth Fund	Statement of operations—six months ended September 30, 2014 (unaudited)

Investment income
Dividends	$218,608
Securities lending income, net	144,400
Income from affiliated securities	1,137

Total investment income	364,145

Expenses
Advisory fee	587,716
Administration fees
Fund level	36,732
Class A	165,304
Class C	454
Administrator Class	1,719
Institutional Class	6,394
Shareholder servicing fees
Class A	158,945
Class C	436
Administrator Class	3,640
Distribution fees
Class C	1,308
Custody and accounting fees	9,319
Professional fees	24,786
Registration fees	13,759
Shareholder report expenses	18,088
Trustees’ fees and expenses	6,185
Other fees and expenses	5,930

Total expenses	1,040,715
Less: Fee waivers and/or expense reimbursements	(92,935)

Net expenses	947,780

Net investment loss	(583,635)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,789,550
Net change in unrealized gains (losses) on investments	(14,046,261)

Net realized and unrealized gains (losses) on investments	(8,256,711)

Net decrease in net assets resulting from operations	$(8,840,346)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Traditional Small Cap Growth Fund	13

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014[1]		Year ended October 31, 2013

Operations
Net investment loss		$(583,635)		$(692,785)		$(738,153)
Net realized gains on investments		5,789,550		15,540,384		27,621,445
Net change in unrealized gains (losses) on investments		(14,046,261)		(8,062,439)		21,890,657

Net increase (decrease) in net assets resulting from operations		(8,840,346)		6,785,160		48,773,949

Distributions to shareholders from
Net realized gains
Class A		0		(22,060,121)		(1,390,342)
Class C		0		(41,916)		(1,120)
Administrator Class		0		(597,696)		(34,634)
Institutional Class		0		(2,630,071)		(435,430)

Total distributions to shareholders		0		(25,329,804)		(1,861,526)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	54,693	1,055,054	179,277	3,799,773	212,146	4,256,236
Class C	3,126	59,811	15,406	316,138	2,706	54,235
Administrator Class	5,411	111,397	20,187	469,558	17,959	374,198
Institutional Class	82,387	1,668,189	98,294	2,239,704	181,046	3,768,222

		2,894,451		6,825,173		8,452,891

Reinvestment of distributions
Class A	0	0	1,066,470	21,233,416	80,585	1,329,468
Class C	0	0	2,034	39,322	51	831
Administrator Class	0	0	26,417	558,986	1,839	31,884
Institutional Class	0	0	94,380	2,013,119	12,276	213,954

		0		23,844,843		1,576,137

Payment for shares redeemed
Class A	(726,415)	(13,888,990)	(442,518)	(9,329,186)	(1,147,470)	(21,785,023)
Class C	(3,207)	(58,994)	(3,642)	(70,591)	(2,996)	(57,441)
Administrator Class	(33,937)	(696,657)	(26,211)	(571,222)	(30,963)	(644,291)
Institutional Class	(144,839)	(3,011,160)	(145,152)	(3,285,564)	(1,852,489)	(36,320,886)

		(17,655,801)		(13,256,563)		(58,807,641)

Net increase (decrease) in net assets resulting from capital share transactions		(14,761,350)		17,413,453		(48,778,613)

Total decrease in net assets		(23,601,696)		(1,131,191)		(1,866,190)

Net assets
Beginning of period		162,830,681		163,961,872		165,828,062

End of period		$139,228,985		$162,830,681		$163,961,872

Accumulated net investment loss		$(600,872)		$(17,237)		$(240,348)

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended September 30
CLASS A			2013	2012	2011	2010[2]	2010[3]	2009[3]
Net asset value, beginning of period	$20.37	$23.11	$17.08	$15.31	$14.31	$13.77	$12.24	$12.20
Net investment loss	(0.08)[4]	(0.09)[4]	(0.11)[4]	(0.11)[4]	(0.16)[4]	(0.02)[4]	(0.12)[4]	(0.04)[4]
Net realized and unrealized gains (losses) on investments	(1.02)	0.96	6.34	1.88	1.16	0.56	1.65	0.10

Total from investment operations	(1.10)	0.87	6.23	1.77	1.00	0.54	1.53	0.06
Distributions to shareholders from
Net realized gains	0.00	(3.61)	(0.20)	0.00	0.00	0.00	0.00	(0.02)
Net asset value, end of period	$19.27	$20.37	$23.11	$17.08	$15.31	$14.31	$13.77	$12.24
Total return[5]	(5.40)%	4.14%	36.98%	11.56%	6.99%	3.92%	12.50%	0.53%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.54%	1.48%	1.48%	1.43%	1.47%	1.39%	1.33%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Net investment loss	(0.83)%	(1.04)%	(0.58)%	(0.69)%	(0.96)%	(0.64)%	(0.92)%	(0.45)%
Supplemental data
Portfolio turnover rate	37%	36%	77%	57%	123%	9%	80%	118%
Net assets, end of period (000s omitted)	$120,851	$141,446	$141,933	$119,490	$123,063	$136,332	$133,166	$48,067

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Growth Fund.

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended September 30, 2010[3]
CLASS C			2013	2012	2011	2010[2]
Net asset value, beginning of period	$19.73	$22.56	$16.80	$15.18	$14.29	$13.66	$13.18
Net investment loss	(0.14)	(0.15)[4]	(0.26)	(0.25)	(0.27)[4]	(0.02)[4]	(0.04)[4]
Net realized and unrealized gains (losses) on investments	(1.00)	0.93	6.22	1.87	1.16	0.65	0.52

Total from investment operations	(1.14)	0.78	5.96	1.62	0.89	0.63	0.48
Distributions to shareholders from
Net realized gains	0.00	(3.61)	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$18.59	$19.73	$22.56	$16.80	$15.18	$14.29	$13.66
Total return[5]	(5.78)%	3.85%	35.92%	10.74%	6.16%	3.93%	4.32%
Ratios to average net assets (annualized)
Gross expenses	2.22%	2.30%	2.23%	2.23%	2.18%	2.25%	2.19%
Net expenses	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.58)%	(1.81)%	(1.36)%	(1.44)%	(1.72)%	(1.31)%	(1.67)%
Supplemental data
Portfolio turnover rate	37%	36%	77%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$379	$403	$150	$116	$115	$99	$10

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

3.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended September 30, 2010[3]
ADMINISTRATOR CLASS			2013	2012	2011	2010[2]
Net asset value, beginning of period	$21.65	$24.33	$17.94	$16.06	$14.99	$14.43	$13.80
Net investment loss	(0.07)[4]	(0.08)[4]	(0.09)[4]	(0.09)[4]	(0.14)[4]	(0.01)[4]	(0.02)[4]
Net realized and unrealized gains (losses) on investments	(1.08)	1.01	6.68	1.97	1.21	0.57	0.65

Total from investment operations	(1.15)	0.93	6.59	1.88	1.07	0.56	0.63
Distributions to shareholders from
Net realized gains	0.00	(3.61)	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$20.50	$21.65	$24.33	$17.94	$16.06	$14.99	$14.43
Total return[5]	(5.31)%	4.18%	37.21%	11.71%	7.14%	3.95%	4.49%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.32%	1.26%	1.26%	1.23%	1.31%	1.37%
Net expenses	1.18%	1.19%	1.17%	1.17%	1.19%	1.20%	1.20%
Net investment loss	(0.68)%	(0.90)%	(0.43)%	(0.54)%	(0.83)%	(0.55)%	(0.77)%
Supplemental data
Portfolio turnover rate	37%	36%	77%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$3,103	$3,896	$3,882	$3,063	$3,413	$11	$10

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

3.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

4.	Calculated based upon average shares outstanding

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31, 2014[1]	Year ended October 31				Year ended September 30
INSTITUTIONAL CLASS			2013	2012	2011	2010[2]	2010[3]	2009[3]
Net asset value, beginning of period	$21.84	$24.50	$18.03	$16.11	$15.01	$14.43	$12.79	$12.75
Net investment income (loss)	(0.05)[4]	(0.07)[4]	0.00 [4,5]	(0.06)[4]	(0.10)	(0.00)[4,5]	(0.10)[4]	(0.02)[4]
Net realized and unrealized gains (losses) on investments	(1.09)	1.02	6.67	1.98	1.20	0.58	1.74	0.10

Total from investment operations	(1.14)	0.95	6.67	1.92	1.10	0.58	1.64	0.08
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[5]	(0.02)
Net realized gains	0.00	(3.61)	(0.20)	0.00	0.00	0.00	0.00	(0.02)

Total distributions to shareholders	0.00	(3.61)	(0.20)	0.00	0.00	0.00	(0.00)[5]	(0.04)
Net asset value, end of period	$20.70	$21.84	$24.50	$18.03	$16.11	$15.01	$14.43	$12.79
Total return[6]	(5.22)%	4.29%	37.42%	11.92%	7.33%	4.02%	12.87%	0.74%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.10%	1.04%	1.05%	1.00%	1.04%	1.06%	1.08%
Net expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	1.05%	1.08%
Net investment income (loss)	(0.49)%	(0.69)%	0.01%	(0.35)%	(0.61)%	(0.29)%	(0.78)%	(0.20)%
Supplemental data
Portfolio turnover rate	37%	36%	77%	57%	123%	9%	80%	118%
Net assets, end of period (000s omitted)	$14,896	$17,086	$17,997	$43,160	$71,493	$105,475	$102,499	$344,313

1.	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

2.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

3.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Growth Fund.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	19

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$18,527,555	$0	$0	$18,527,555
Consumer staples	431,460	0	0	431,460
Energy	6,801,397	0	0	6,801,397
Financials	13,422,659	0	0	13,422,659
Health care	33,689,895	0	0	33,689,895
Industrials	20,537,287	0	0	20,537,287
Information technology	40,138,471	0	0	40,138,471
Materials	336,327	0	0	336,327
Telecommunication services	2,166,566	0	0	2,166,566

Short-term investments
Investment companies	3,951,017	19,955,398	0	23,906,415
Total assets	$140,002,634	$19,955,398	$0	$159,958,032

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	21

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A shares, 2.08% for Class C shares,1.20% for Administrator Class shares, and 0.98% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2014, Funds Distributor received $510 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $53,161,152 and $68,659,539, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $121 in commitment fees.

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

24	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements, as it had done at the March Meeting.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to

26	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Russell 2000® Growth Index, for the one-, five- and ten-year periods under review, and lower than its benchmark for the three-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to its benchmark for the three-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted the performance of the Fund compared to the Universe for all periods under review and was satisfied with the explanation of factors contributing to the underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes of shares.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	27

not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

28	Wells Fargo Advantage Traditional Small Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228303 11-14 SA247/SAR247 09-14

Wells Fargo Advantage Precious Metals Fund

Semi-Annual Report

September 30, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Precious Metals Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Precious Metals Fund for the six-month period that ended September 30, 2014. The broad U.S. stock market delivered positive results overall for this period.

2014’s fitful start gave way to a rally that carried through the second quarter of 2014.

Following a difficult first quarter for the U.S. economy—when unusually harsh weather kept consumers at home and disrupted business activities—the second quarter of 2014 brought warmer temperatures, and the U.S. economy picked up steam. Investors were heartened by encouraging economic data, driving stocks higher. In Europe, signs of economic improvement faded when gross domestic product (GDP) stagnated during the second quarter. Although select peripheral countries, such as Spain and Portugal, provided bright spots, some of Europe’s larger economies were pressured by weak economic growth and potential deflation. European stock returns generally were positive, but lackluster.

U.S. Federal Reserve (Fed) officials continued winding down their bond-buying program during the second quarter, leaving it on pace to likely end this year. They also revisited the question of when to begin raising short-term interest rates from near zero and released new projections showing rates rising more than previously expected in 2015 and 2016, but—on a positive note—they slightly reduced their outlook for rates over the longer term. The markets took this information in stride, with both U.S. stocks and bonds rallying.

Positive U.S. economic data—but increased tensions abroad—led to heightened volatility in the third quarter of 2014.

The third quarter brought a series of stock market surges that were interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. In July, an escalating Russia/Ukraine situation and a growing perception that the Fed would raise short-term interest rates sooner than expected caused investors to pull back toward month-end; as a result, the S&P 500 Index1 dropped into negative territory for its overall monthly return. However, August brought a bounce-back—the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 GDP growth. Then, in September, the stock market tended to rise, then swoon, then rise as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Signs of slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth (to 4.6%). Strong corporate earnings also contributed to market gains, with a large number of U.S. companies exceeding consensus estimates for both revenues and earnings per share.

In contrast to the U.S., the third quarter brought news that the eurozone economy stalled in the second quarter. The weak economy has caused European consumers and businesses to continue to lose confidence. Despite new stimulus measures announced by the European Central Bank in early September, businesses and consumers across the 18 countries that share the euro appeared gloomier about their prospects in September 2014 than at any time since the end of 2013.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Precious Metals Fund	3

Gold and silver prices showed strength but ultimately declined over the reporting period.

Following a temporary dip in gold prices in late May 2014, the price of gold ended the second quarter of 2014 valued nearly 3% higher than when that quarter began. Gold’s second-quarter strength was partly due to increasing instability in the Middle East and partly in response to indications from the Fed that inflation did not appear to be a near-term concern. The Fed’s mild perspective on inflation pleased gold investors because it could be interpreted to mean that inflation may be allowed to rise above the Fed’s stated 2% inflation target without interference. Because gold historically has risen during inflationary periods, investors’ optimism for the metal was renewed. However, in the third quarter, interest in gold waned. Continued strength in the U.S. economy fueled investor concern that the Fed may raise interest rates earlier than expected. Overseas, the eurozone economy had stalled, and the European Central Bank had announced a quantitative easing program to stimulate the economy and combat low inflation. These circumstances led the U.S. dollar to strengthen nearly 8% and the price of gold to fall nearly 8% during the third quarter. This sharp price drop for the third quarter brought the price of gold below where it had been at the start of the 6-month reporting period. The price of silver also declined for the six-month reporting period. After appreciating strongly during the second quarter of 2014 on encouraging economic data out of the U.S. and China, the price of silver fell even more than the price of gold in the third quarter due to its greater industrial use.

We employ a diverse array of investment strategies even as many variables are at work in the market.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Gold and silver prices showed strength but ultimately declined over the reporting period.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA

Oleg Makhorine

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-1998	(16.28)	(10.44)	3.56	(11.17)	(9.37)	4.18	1.23	1.10
Class B (EKWBX)*	1-30-1978	(16.20)	(10.35)	3.65	(11.82)	(10.05)	3.65	1.98	1.85
Class C (EKWCX)	1-29-1998	(12.84)	(10.05)	3.42	(11.84)	(10.05)	3.42	1.98	1.85
Administrator Class (EKWDX)	7-30-2010	–	–	–	(11.05)	(9.25)	4.32	1.07	0.96
Institutional Class (EKWYX)	2-29-2000	–	–	–	(10.89)	(9.07)	4.50	0.80	0.80
FTSE Gold Mines Index[4]	–	–	–	–	(13.96)	(14.07)	(1.60)	–	–
S&P 500 Index[5]	–	–	–	–	19.73	15.70	8.11	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Funds that concentrate their investments in limited sectors, such as gold related investments may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Precious Metals Fund	5

Ten largest equity holdings[6] (%) as of September 30, 2014
Randgold Resources Limited ADR	9.69
Gold Bullion	7.30
Eldorado Gold Corporation	6.42
Royal Gold Incorporated	6.02
Goldcorp Incorporated	6.00
Agnico-Eagle Mines Limited	4.27
Goldcorp Incorporated	3.91
Kinross Gold Corporation	3.87
Fresnillo plc	3.62
Silver Wheaton Corporation-U.S. Exchange Traded Shares	3.28

Country allocation[7] as of September 30, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Precious Metals Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 0.95% for Administrator Class, and 0.79% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, fees and expenses of wholly owned subsidiary, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Country allocation is subject to change and is calculated based on the total long-term investments of the Fund, excluding commodities.

6	Wells Fargo Advantage Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$935.61	$5.34	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Class B
Actual	$1,000.00	$932.32	$8.96	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35	1.85%
Class C
Actual	$1,000.00	$931.98	$8.96	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35	1.85%
Administrator Class
Actual	$1,000.00	$936.18	$4.66	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Institutional Class
Actual	$1,000.00	$937.23	$3.84	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Consolidated portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Precious Metals Fund	7

Security name	Shares	Value

Common Stocks: 88.24%

Australia: 2.82%
Newcrest Mining Limited (Materials, Metals & Mining) †	928,440	$8,576,051
Regis Resources Limited (Materials, Metals & Mining)	2,500,000	3,403,701

		11,979,752

Canada: 63.72%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	7,703,669
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	625,164	18,148,511
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,016,050
Alamos Gold Incorporated (Materials, Metals & Mining)	1,417,600	11,303,333
Aureus Mining Incorporated (Materials, Metals & Mining) †	3,353,000	1,182,268
AuRico Gold Incorporated (Materials, Metals & Mining)	800,000	2,792,982
B2Gold Corporation (Materials, Metals & Mining) †	4,640,000	9,446,136
Barrick Gold Corporation (Materials, Metals & Mining)	664,083	9,735,457
Centerra Gold Incorporated (Materials, Metals & Mining)	800,000	3,585,874
Centerra Gold Incorporated (Materials, Metals & Mining) 144A	350,000	1,568,820
Continental Gold Limited (Materials, Metals & Mining) †	1,000,000	2,589,401
Detour Gold Corporation (Materials, Metals & Mining) †	121,057	949,043
Detour Gold Corporation (Materials, Metals & Mining)	525,000	4,115,809
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	705,567
Eldorado Gold Corporation (Materials, Metals & Mining)	4,051,044	27,309,596
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining) (i)	1,275,000	335,841
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	349,971
First Quantum Minerals Limited-Legend Shares (Materials, Metals & Mining)	96,000	1,853,226
Franco-Nevada Corporation (Materials, Metals & Mining) 144A	142,500	6,994,263
Franco-Nevada Corporation (Materials, Metals & Mining)	260,000	12,761,463
Goldcorp Incorporated (Materials, Metals & Mining)	1,107,254	25,527,299
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	721,694	16,620,613
Kinross Gold Corporation (Materials, Metals & Mining) †	4,950,553	16,443,642
Mag Silver Corporation (Materials, Metals & Mining) †	510,000	3,793,294
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	743,783
New Gold Incorporated (Materials, Metals & Mining) †	1,600,000	8,100,362
Osisko Gold Royalties Limited (Materials, Metals & Mining) †	366,700	4,642,891
Platinum Group Metals Limited (Materials, Metals & Mining) †	3,450,000	3,049,690
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)	800,000	707,174
Primero Mining Corporation (Materials, Metals & Mining) †	485,100	2,360,637
Rio Alto Mining Limited (Materials, Metals & Mining) †	500,000	1,192,018
Semafo Incorporated (Materials, Metals & Mining) †	2,060,400	7,248,516
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	258,318
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	700,000	13,951,000
Tahoe Resources Incorporated (Materials, Metals & Mining) †	600,000	12,209,474
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	5,697,754
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	900,000	1,181,303
Torex Gold Resources Incorporated (Materials, Metals & Mining) (i)	1,850,000	2,428,233
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) (i)	2,662,500	3,494,687
Troy Resources NL-Canadian Issued Legend Shares (Materials, Metals & Mining) (i)	95,833	61,610
Yamana Gold Incorporated (Materials, Metals & Mining)	2,162,731	12,976,965
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	3,843,222

		270,979,765

The accompanying notes are an integral part of these consolidated financial statements.

8	Wells Fargo Advantage Precious Metals Fund	Consolidated portfolio of investments—September 30, 2014 (unaudited)

Security name		Shares	Value

Peru: 0.15%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		54,644	$632,778

South Africa: 1.04%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †		200,591	2,407,092
Impala Platinum Holdings Limited (Materials, Metals & Mining)		259,346	1,999,787

			4,406,879

United Kingdom: 13.62%
Fresnillo plc (Materials, Metals & Mining)		1,250,000	15,400,927
Hochschild Mining plc (Materials, Metals & Mining) †		599,251	1,314,407
Randgold Resources Limited ADR (Materials, Metals & Mining)		610,000	41,229,900

			57,945,234

United States: 6.89%
Newmont Mining Corporation (Materials, Metals & Mining)		160,455	3,698,488
Royal Gold Incorporated (Materials, Metals & Mining)		394,436	25,614,674

			29,313,162

Total Common Stocks (Cost $347,614,155)			375,257,570

		Troy ounces
Commodities: 7.30%
Gold Bullion †**		25,691	31,059,570

Total Commodities (Cost $21,028,323)			31,059,570

	Yield	Shares
Short-Term Investments: 2.16%

Investment Companies: 2.16%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	9,195,095	9,195,095

Total Short-Term Investments (Cost $9,195,095)			9,195,095

Total investments
(Cost $377,837,573) *	97.70%	415,512,235
Other assets and liabilities, net	2.30	9,778,975

Total net assets	100.00%	$425,291,210

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $417,940,187 and unrealized gains (losses) consists of:

Gross unrealized gains	$141,339,379
Gross unrealized losses	(143,767,331)

Net unrealized losses	$(2,427,952)

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated statement of assets and liabilities—September 30, 2014 (unaudited)	Wells Fargo Advantage Precious Metals Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $347,614,155)	$375,257,570
In commodities, at value (cost $21,028,323)	31,059,570
In affiliated securities, at value (cost $9,195,095)	9,195,095

Total investments, at value (cost $377,837,573)	415,512,235
Foreign currency, at value (cost $7,421,001)	7,226,860
Cash	60,277
Receivable for investments sold	2,416,181
Receivable for Fund shares sold	1,282,399
Receivable for dividends	89,964
Prepaid expenses and other assets	58,432

Total assets	426,646,348

Liabilities
Payable for Fund shares redeemed	789,577
Advisory fee payable	188,790
Distribution fees payable	59,580
Administration fees payable	107,768
Shareholder servicing fees payable	86,909
Accrued expenses and other liabilities	122,514

Total liabilities	1,355,138

Total net assets	$425,291,210

NET ASSETS CONSIST OF
Paid-in capital	$536,554,198
Accumulated net investment loss	(13,150,197)
Accumulated net realized losses on investments	(135,592,447)
Net unrealized gains on investments	37,479,656

Total net assets	$425,291,210

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$258,715,404
Shares outstanding – Class A1	7,544,299
Net asset value per share – Class A	$34.29
Maximum offering price per share – Class A2	$36.38
Net assets – Class B	$4,703,499
Shares outstanding – Class B1	150,434
Net asset value per share – Class B	$31.27
Net assets – Class C	$82,068,824
Shares outstanding – Class C1	2,661,591
Net asset value per share – Class C	$30.83
Net assets – Administrator Class	$35,209,183
Shares outstanding – Administrator Class[1]	1,021,303
Net asset value per share – Administrator Class	$34.47
Net assets – Institutional Class	$44,594,300
Shares outstanding – Institutional Class[1]	1,287,477
Net asset value per share – Institutional Class	$34.64

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

10	Wells Fargo Advantage Precious Metals Fund	Consolidated statement of operations—six months ended September 30, 2014 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $244,092)	$1,686,548
Income from affiliated securities	3,256
Interest	1,626

Total investment income	1,691,430

Expenses
Advisory fee	1,490,739
Administration fees
Fund level	124,468
Class A	406,539
Class B	8,359
Class C	127,922
Administrator Class	17,634
Institutional Class	18,021
Shareholder servicing fees
Class A	390,904
Class B	8,038
Class C	123,000
Administrator Class	44,085
Distribution fees
Class B	24,113
Class C	369,002
Custody and accounting fees	37,360
Professional fees	28,387
Registration fees	28,720
Shareholder report expenses	34,207
Trustees’ fees and expenses	6,160
Other fees and expenses	25,785

Total expenses	3,313,443
Less: Fee waivers and/or expense reimbursements	(285,235)

Net expenses	3,028,208

Net investment loss	(1,336,778)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	6,163,773

Net change in unrealized gains (losses) on:
Unaffiliated securities	(22,638,419)
Commodities	(11,116,084)

Net change in unrealized gains (losses) on investments	(33,754,503)

Net realized and unrealized gains (losses) on investments	(27,590,730)

Net decrease in net assets resulting from operations	$(28,927,508)

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated statement of changes in net assets	Wells Fargo Advantage Precious Metals Fund	11

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014

Operations
Net investment loss		$(1,336,778)		$(116,890)
Net realized gains (losses) on investments		6,163,773		(94,191,041)
Net change in unrealized gains (losses) on investments		(33,754,503)		(158,763,967)

Net decrease in net assets resulting from operations		(28,927,508)		(253,071,898)

Distributions to shareholders from
Net realized gains
Class A		0		(1,732,919)
Class B		0		(56,443)
Class C		0		(644,334)
Administrator Class		0		(208,267)
Institutional Class		0		(234,533)

Total distributions to shareholders		0		(2,876,496)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	978,030	38,597,249	2,429,528	94,413,758
Class B	224	8,006	6,082	215,945
Class C	82,910	2,929,238	464,039	16,503,538
Administrator Class	401,949	16,207,335	814,815	31,629,743
Institutional Class	470,840	19,077,398	706,207	27,233,344

		76,819,226		169,996,328

Reinvestment of distributions
Class A	0	0	48,309	1,568,095
Class B	0	0	1,555	46,307
Class C	0	0	16,486	484,020
Administrator Class	0	0	3,702	120,659
Institutional Class	0	0	7,060	230,853

		0		2,449,934

Payment for shares redeemed
Class A	(1,643,489)	(64,953,848)	(3,577,817)	(140,470,142)
Class B	(67,533)	(2,386,083)	(205,969)	(7,350,319)
Class C	(289,036)	(10,164,914)	(1,546,100)	(53,949,247)
Administrator Class	(255,991)	(9,912,525)	(931,783)	(34,759,227)
Institutional Class	(319,443)	(12,480,623)	(678,847)	(26,388,223)

		(99,897,993)		(262,917,158)

Net decrease in net assets resulting from capital share transactions		(23,078,767)		(90,470,896)

Total decrease in net assets		(52,006,275)		(346,419,290)

Net assets
Beginning of period		477,297,485		823,716,775

End of period		$425,291,210		$477,297,485

Accumulated net investment loss		$(13,150,197)		$(11,546,337)

The accompanying notes are an integral part of these consolidated financial statements.

12	Wells Fargo Advantage Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$36.65	$53.59	$70.30	$85.64	$93.43	$64.40	$33.15
Net investment income (loss)	(0.08)[3]	0.05 [3]	(0.01)[3]	(0.19)[3]	(0.21)[3]	(0.35)[3]	(0.33)[3]
Net realized and unrealized gains (losses) on investments	(2.28)	(16.78)	(14.47)	(13.39)	3.24	29.38	33.23

Total from investment operations	(2.36)	(16.73)	(14.48)	(13.58)	3.03	29.03	32.90
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(1.27)	(4.06)	0.00	0.00
Net realized gains	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00	(1.65)

Total distributions to shareholders	0.00	(0.21)	(2.23)	(1.76)	(10.82)	0.00	(1.65)
Net asset value, end of period	$34.29	$36.65	$53.59	$70.30	$85.64	$93.43	$64.40
Total return[4]	(6.44)%	(31.17)%	(21.14)%	(15.95)%	3.14%	45.10%	103.24%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.22%	1.18%	1.14%	1.15%	1.09%	1.08%
Net expenses	1.10%	1.09%	1.09%	1.09%	1.09%	1.05%	1.08%
Net investment income (loss)	(0.41)%	0.12%	(0.02)%	(0.24)%	(0.57)%	(0.45)%	(0.62)%
Supplemental data
Portfolio turnover rate	1%	16%	6%	4%	5%	14%	14%
Net assets, end of period (000s omitted)	$258,715	$300,906	$498,874	$699,773	$873,142	$954,220	$594,910

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated financial highlights	Wells Fargo Advantage Precious Metals Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS B		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$33.54	$49.44	$65.53	$79.20	$86.53	$60.10	$31.25
Net investment loss	(0.21)[3]	(0.22)[3]	(0.47)[3]	(0.77)[3]	(0.44)[3]	(0.86)[3]	(0.68)[3]
Net realized and unrealized gains (losses) on investments	(2.06)	(15.47)	(13.39)	(12.29)	3.01	27.29	31.18

Total from investment operations	(2.27)	(15.69)	(13.86)	(13.06)	2.57	26.43	30.50
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.12)	(3.14)	0.00	0.00
Net realized gains	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00	(1.65)

Total distributions to shareholders	0.00	(0.21)	(2.23)	(0.61)	(9.90)	0.00	(1.65)
Net asset value, end of period	$31.27	$33.54	$49.44	$65.53	$79.20	$86.53	$60.10
Total return[4]	(6.77)%	(31.68)%	(21.74)%	(16.58)%	2.82%	44.00%	101.77%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.96%	1.93%	1.89%	1.90%	1.83%	1.83%
Net expenses	1.85%	1.84%	1.84%	1.84%	1.84%	1.80%	1.83%
Net investment loss	(1.16)%	(0.60)%	(0.78)%	(1.01)%	(1.32)%	(1.19)%	(1.37)%
Supplemental data
Portfolio turnover rate	1%	16%	6%	4%	5%	14%	14%
Net assets, end of period (000s omitted)	$4,703	$7,304	$20,570	$39,046	$71,761	$82,984	$69,553

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

14	Wells Fargo Advantage Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$33.08	$48.76	$64.66	$78.43	$85.86	$59.63	$31.02
Net investment loss	(0.21)[3]	(0.22)[3]	(0.46)[3]	(0.75)[3]	(0.43)[3]	(0.86)[3]	(0.68)[3]
Net realized and unrealized gains (losses) on investments	(2.04)	(15.25)	(13.21)	(12.18)	2.98	27.09	30.94

Total from investment operations	(2.25)	(15.47)	(13.67)	(12.93)	2.55	26.23	30.26
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.35)	(3.22)	0.00	0.00
Net realized gains	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00	(1.65)

Total distributions to shareholders	0.00	(0.21)	(2.23)	(0.84)	(9.98)	0.00	(1.65)
Net asset value, end of period	$30.83	$33.08	$48.76	$64.66	$78.43	$85.86	$59.63
Total return[4]	(6.80)%	(31.67)%	(21.74)%	(16.58)%	2.82%	44.01%	101.75%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	1.93%	1.89%	1.90%	1.84%	1.83%
Net expenses	1.85%	1.84%	1.84%	1.84%	1.84%	1.80%	1.83%
Net investment loss	(1.16)%	(0.62)%	(0.77)%	(0.99)%	(1.31)%	(1.19)%	(1.37)%
Supplemental data
Portfolio turnover rate	1%	16%	6%	4%	5%	14%	14%
Net assets, end of period (000s omitted)	$82,069	$94,865	$191,782	$290,513	$398,047	$396,590	$273,636

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated financial highlights	Wells Fargo Advantage Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31 2010[2]
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$36.82	$53.75	$70.42	$85.70	$93.65	$77.73
Net investment income (loss)	(0.05)[3]	0.10 [3]	0.08 [3]	(0.06)[3]	(0.11)[3]	(0.12)[3]
Net realized and unrealized gains (losses) on investments	(2.30)	(16.82)	(14.52)	(13.41)	3.22	16.04

Total from investment operations	(2.35)	(16.72)	(14.44)	(13.47)	3.11	15.92
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(1.32)	(4.30)	0.00
Net realized gains	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	(0.21)	(2.23)	(1.81)	(11.06)	0.00
Net asset value, end of period	$34.47	$36.82	$53.75	$70.42	$85.70	$93.65
Total return[4]	(6.38)%	(31.06)%	(21.05)%	(15.81)%	3.20%	20.48%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%	1.01%	0.94%	0.91%	1.06%
Net expenses	0.96%	0.95%	0.95%	0.92%	0.91%	0.95%
Net investment income (loss)	(0.26)%	0.26%	0.13%	(0.08)%	(0.30)%	(0.54)%
Supplemental data
Portfolio turnover rate	1%	16%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$35,209	$32,230	$53,142	$53,497	$94,103	$127

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

16	Wells Fargo Advantage Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$36.96	$53.87	$70.43	$85.84	$93.68	$64.41	$33.07
Net investment income (loss)	(0.02)[3]	0.16 [3]	0.19	0.12	(0.06)[3]	(0.14)[3]	(0.20)[3]
Net realized and unrealized gains (losses) on investments	(2.30)	(16.86)	(14.52)	(13.45)	3.26	29.41	33.19

Total from investment operations	(2.32)	(16.70)	(14.33)	(13.33)	3.20	29.27	32.99
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(1.59)	(4.28)	0.00	0.00
Net realized gains	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00	(1.65)

Total distributions to shareholders	0.00	(0.21)	(2.23)	(2.08)	(11.04)	0.00	(1.65)
Net asset value, end of period	$34.64	$36.96	$53.87	$70.43	$85.84	$93.68	$64.41
Total return[4]	(6.28)%	(30.95)%	(20.89)%	(15.64)%	3.32%	45.47%	103.78%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.75%	0.71%	0.72%	0.78%	0.82%
Net expenses	0.79%	0.78%	0.75%	0.71%	0.69%	0.78%	0.82%
Net investment income (loss)	(0.10)%	0.41%	0.32%	0.14%	(0.15)%	(0.18)%	(0.37)%
Supplemental data
Portfolio turnover rate	1%	16%	6%	4%	5%	14%	14%
Net assets, end of period (000s omitted)	$44,594	$41,993	$59,349	$78,846	$96,798	$84,087	$42,511

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Precious Metals Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Notes to consolidated financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2014, the Subsidiary held $31,059,570 in gold bullion representing 99.83% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2014, the Fund held $31,111,481 in the Subsidiary, representing 7.32% of the Fund’s net assets.

In June 2013, Accounting Standards Update (ASU) No. 2013-08, “Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements,” amended guidance in Topic 946, Financial Services – Investment Companies for determining whether an entity is defined as an investment company. These amendments are effective for an entity’s interim and annual reporting periods for fiscal years beginning after December 15, 2013. The Fund has adopted ASU No. 2013-08 as of April 1, 2014, the first reporting period since the effective date. Under the adoption of this guidance, Wells Fargo Funds Management, LLC (“Funds Management”) concluded that the Subsidiary meets the definition of an investment company and is consolidated herein. There is no material impact to the net asset value, results of operations, income or expenses as a result to the adoption.

The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Funds Management.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

18	Wells Fargo Advantage Precious Metals Fund	Notes to consolidated financial statements (unaudited)

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Notes to consolidated financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2014, the Fund had capital loss carryforwards which consist of $2,205,181 in short-term capital losses and $57,088,478 in long-term capital losses.

As of March 31, 2014, the Fund had $42,220,947 of current year deferred post-October capital losses and a qualified late-year ordinary loss of $11,528,384 which were both recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Australia	$11,979,752	$0	$0	$11,979,752
Canada	270,979,765	0	0	270,979,765
Peru	632,778	0	0	632,778
South Africa	4,406,879	0	0	4,406,879
United Kingdom	57,945,234	0	0	57,945,234
United States	29,313,162	0	0	29,313,162

Commodities	31,059,570	0	0	31,059,570

Short-term investments
Investment companies	9,195,095	0	0	9,195,095
Total assets	$415,512,235	$0	$0	$415,512,235

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

20	Wells Fargo Advantage Precious Metals Fund	Notes to consolidated financial statements (unaudited)

5. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

The Subsidiary has entered into separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 0.95% for Administrator Class shares, and 0.79% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charges on the redemptions of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2014, Funds Distributor received $16,345 from the sale of Class A shares and $80 and $423 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to consolidated financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	21

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of securities, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $6,151,758 and $33,851,336, respectively.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $442 in commitment fees.

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in precious metals companies and, therefore, would be more affected by changes in the precious metals sector than would be a fund whose investments are not heavily weighted in the sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Precious Metals Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

26	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the FTSE Gold Mines Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	27

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

28	Wells Fargo Advantage Precious Metals Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228304 11-14 SA316/SAR316 09-14

Wells Fargo Advantage

Specialized Technology Fund

Semi-Annual Report

September 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Specialized Technology Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Specialized Technology Fund for the six-month period that ended September 30, 2014. The broad U.S. stock market delivered positive results overall for this period.

2014’s fitful start gave way to a rally that carried through the second quarter of 2014.

Following a difficult first quarter for the U.S. economy—when unusually harsh weather kept consumers at home and disrupted business activities—the second quarter of 2014 brought warmer temperatures, and the U.S. economy picked up steam. Investors were heartened by encouraging economic data, driving stocks higher. In Europe, signs of economic improvement faded when gross domestic product (GDP) stagnated during the second quarter. Although select peripheral countries, such as Spain and Portugal, provided bright spots, some of Europe’s larger economies were pressured by weak economic growth and potential deflation. European stock returns generally were positive, but lackluster.

U.S. Federal Reserve (Fed) officials continued winding down their bond-buying program during the second quarter, leaving it on pace to likely end this year. They also revisited the question of when to begin raising short-term interest rates from near zero and released new projections showing rates rising more than previously expected in 2015 and 2016, but—on a positive note—they slightly reduced their outlook for rates over the longer term. The markets took this information in stride, with both U.S. stocks and bonds rallying.

Positive U.S. economic data—but increased tensions abroad—led to heightened volatility in the third quarter of 2014.

The third quarter brought a series of stock market surges that were interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. In July, an escalating Russia/Ukraine situation and a growing perception that the Fed would raise short-term interest rates sooner than expected caused investors to pull back toward month-end; as a result, the S&P 500 Index1 dropped into negative territory for its overall monthly return. However, August brought a bounce-back—the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 GDP growth. In September, the stock market tended to rise, then swoon, then rise as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Signs of slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth to 4.6%. Strong corporate earnings also contributed to market gains, with a large number of U.S. companies exceeding consensus estimates for both revenues and earnings per share.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Specialized Technology Fund	3

In contrast to the U.S., the third quarter brought news that the eurozone economy stalled in the second quarter. The weak economy has caused European consumers and businesses to continue to lose confidence. Despite new stimulus measures announced by the European Central Bank in early September, businesses and consumers across the 18 countries that share the euro appeared gloomier about their prospects in September 2014 than at any time since the end of 2013.

Information technology (IT) stocks delivered strong results for the reporting period, despite some volatility along the way.

As the reporting period began on April 1, 2014, faster-growing companies, including many IT firms, were challenged by a brief—but dramatic—investor rotation toward companies with slower growth potential but higher dividend yields. This shift—which occurred in an environment of generally improving corporate fundamentals—was influenced by a variety of concerns, such as the potential for an interest-rate increase earlier than many investors anticipated and the situation in Ukraine. However, in early May, investors began to refocus on growth fundamentals, leading to a rebound for many IT stocks. As the summer progressed, it became clear that investors were gravitating toward mega-cap IT companies, reflecting a somewhat defensive mindset—perhaps a reflection of increasing concern over escalating tensions overseas and slowing growth in Europe and China. As a result, larger-cap IT stocks tended to outperform smaller-cap IT stocks for the six-month period that ended September 30, 2014.

We employ a diverse array of investment strategies even as many variables are at work in the market.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Information technology (IT) stocks delivered strong results for the reporting period, despite some volatility along the way.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA

Walter C. Price, Jr., CFA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSTX)	9-18-2000	10.79	15.53	11.41	17.53	16.90	12.07	1.51	1.51
Class B (WFTBX)*	9-18-2000	11.72	15.82	11.47	16.72	16.04	11.47	2.26	2.26
Class C (WFTCX)	9-18-2000	15.65	16.02	11.22	16.65	16.02	11.22	2.26	2.26
Administrator Class (WFTDX)	7-30-2010	–	–	–	17.72	17.09	12.16	1.35	1.35
Investor Class (WFTZX)	4-8-2005	–	–	–	17.61	16.82	11.96	1.57	1.54
S&P North American Technology Index[4]	–	–	–	–	24.15	16.10	10.16	–	–
S&P 500 Index[5]	–	–	–	–	19.73	15.70	8.11	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as technology, may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Specialized Technology Fund	5

Ten largest equity holdings[6] (%) as of September 30, 2014
Apple Incorporated	9.97
Microsoft Corporation	9.32
Facebook Incorporated Class A	5.61
Tesla Motors Incorporated	4.06
Micron Technology Incorporated	3.25
Western Digital Corporation	2.90
SanDisk Corporation	2.85
Hewlett-Packard Company	2.84
Avago Technologies Limited	2.83
Lam Research Corporation	2.37

Industry distribution[7] as of September 30, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.35% for Administrator Class, and 1.53% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P North American Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,069.48	$7.94	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class B
Actual	$1,000.00	$1,065.26	$11.80	2.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.51	2.28%
Class C
Actual	$1,000.00	$1,065.47	$11.81	2.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.51	2.28%
Administrator Class
Actual	$1,000.00	$1,069.83	$7.16	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%
Investor Class
Actual	$1,000.00	$1,069.19	$8.09	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.89	1.56%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	7

Security name	Shares	Value

Common Stocks: 93.44%

Consumer Discretionary: 7.19%

Automobiles: 4.06%
Tesla Motors Incorporated †	54,015	$13,108,360

Household Durables: 0.79%
Harman International Industries Incorporated	26,000	2,549,040

Internet & Catalog Retail: 2.34%
Amazon.com Incorporated †	8,005	2,581,132
JD.com Incorporated ADR †«	21,247	548,598
Netflix Incorporated †	5,365	2,420,581
The Priceline Group Incorporated †	415	480,811
Vipshop Holdings Limited †«	8,130	1,536,651

		7,567,773

Financials: 0.46%

REITs: 0.46%
American Tower Corporation	15,700	1,469,991

Health Care: 0.52%

Health Care Technology: 0.52%
Veeva Systems Incorporated Class A †	59,930	1,688,228

Industrials: 2.07%

Construction & Engineering: 1.07%
Quanta Services Incorporated †	94,970	3,446,461

Electrical Equipment: 1.00%
NIDEC Corporation	48,000	3,247,413

Information Technology: 82.76%

Communications Equipment: 3.91%
Cisco Systems Incorporated	64,930	1,634,288
F5 Networks Incorporated †	41,525	4,930,679
Palo Alto Networks Incorporated †	31,510	3,091,131
QUALCOMM Incorporated	39,625	2,962,761

		12,618,859

Electronic Equipment, Instruments & Components: 2.36%
Arrow Electronics Incorporated †	17,390	962,537
CDW Corporation of Delaware	101,125	3,139,931
Flextronics International Limited †	145,865	1,505,327
Keyence Corporation	700	304,222
Murata Manufacturing Company Limited	11,600	1,318,915
OMRON Corporation	8,400	381,418

		7,612,350

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name	Shares	Value

Internet Software & Services: 16.67%
Akamai Technologies Incorporated †	56,505	$3,378,999
Alibaba Group Holding Limited ADR †	20,930	1,859,631
Baidu Incorporated ADR †	11,320	2,470,364
Facebook Incorporated Class A †	229,165	18,113,202
Google Incorporated Class A †	12,300	7,237,443
Google Incorporated Class C †	12,550	7,245,868
Naver Corporation	335	256,190
NetEase Incorporated ADR	25,150	2,154,349
Pandora Media Incorporated †	73,165	1,767,666
Renren Incorporated ADR †«	1,036	3,564
Tencent Holdings Limited	104,700	1,557,384
Twitter Incorporated †	87,160	4,495,713
Yahoo! Incorporated †	43,760	1,783,220
Yelp Incorporated †	22,280	1,520,610

		53,844,203

IT Services: 4.19%
Alliance Data Systems Corporation †	6,390	1,586,445
Computer Sciences Corporation	43,855	2,681,733
Fiserv Incorporated †	32,205	2,081,570
MasterCard Incorporated Class A	38,940	2,878,445
Visa Incorporated Class A	20,280	4,327,144

		13,555,337

Semiconductors & Semiconductor Equipment: 14.74%
Avago Technologies Limited	105,125	9,145,875
Broadcom Corporation Class A	66,105	2,671,964
Freescale Semiconductor Limited †	70,195	1,370,908
Hynix Semiconductor Incorporated †	57,895	2,564,882
Intel Corporation	4,260	148,333
Lam Research Corporation	102,510	7,657,497
Micron Technology Incorporated †	306,085	10,486,472
NXP Semiconductor NV †	35,460	2,426,528
Skyworks Solutions Incorporated	110,540	6,416,847
SunPower Corporation †«	75,960	2,573,525
Texas Instruments Incorporated	45,610	2,175,141

		47,637,972

Software: 18.87%
Activision Blizzard Incorporated	198,545	4,127,751
Aspen Technology Incorporated †	66,095	2,493,103
Autodesk Incorporated †	35,795	1,972,305
FireEye Incorporated †«	110,610	3,380,242
Informatica Corporation †	9,635	329,902
Intuit Incorporated	48,140	4,219,471
Microsoft Corporation	649,685	30,119,397
Oracle Corporation	82,875	3,172,455
Salesforce.com Incorporated †	36,495	2,099,557
ServiceNow Incorporated †	125,130	7,355,141

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	9

Security name		Shares	Value

Software (continued)
Tableau Software Incorporated Class A †		23,210	$1,686,207

			60,955,531

Technology Hardware, Storage & Peripherals: 22.02%
Apple Incorporated		319,605	32,200,204
EMC Corporation		112,430	3,289,702
Hewlett-Packard Company		258,515	9,169,527
Lenovo Group Limited		588,000	875,391
NEC Corporation		21,000	72,569
SanDisk Corporation		93,985	9,205,831
Seagate Technology plc		121,565	6,962,028
Western Digital Corporation		96,305	9,372,398

			71,147,650

Telecommunication Services: 0.44%

Wireless Telecommunication Services: 0.44%
SBA Communications Corporation Class A †		12,795	1,418,966

Total Common Stocks (Cost $213,057,044)			301,868,134

	Yield
Short-Term Investments: 8.91%

Investment Companies: 8.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	21,069,310	21,069,310
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	7,722,850	7,722,850

Total Short-Term Investments (Cost $28,792,160)			28,792,160

Total investments in securities
(Cost $241,849,204) *	102.35%	330,660,294
Other assets and liabilities, net	(2.35)	(7,601,635)

Total net assets	100.00%	$323,058,659

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $243,034,163 and unrealized gains (losses) consists of:

Gross unrealized gains	$90,050,971
Gross unrealized losses	(2,424,840)

Net unrealized gains	$87,626,131

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Specialized Technology Fund	Statement of assets and liabilities—September 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including $7,405,401 of securities loaned), at value (cost $213,057,044)	$301,868,134
In affiliated securities, at value (cost $28,792,160)	28,792,160

Total investments, at value (cost $241,849,204)	330,660,294
Foreign currency, at value (cost $10)	10
Receivable for investments sold	4,720,434
Receivable for Fund shares sold	319,575
Receivable for dividends	128,080
Receivable for securities lending income	2,156
Prepaid expenses and other assets	44,902

Total assets	335,875,451

Liabilities
Payable for investments purchased	4,521,449
Payable for Fund shares redeemed	161,949
Payable upon receipt of securities loaned	7,722,850
Advisory fee payable	224,952
Distribution fees payable	8,009
Administration fees payable	83,587
Accrued expenses and other liabilities	93,996

Total liabilities	12,816,792

Total net assets	$323,058,659

NET ASSETS CONSIST OF
Paid-in capital	$186,913,417
Accumulated net investment loss	(869,129)
Accumulated net realized gains on investments	48,203,353
Net unrealized gains on investments	88,811,018

Total net assets	$323,058,659

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$162,796,475
Shares outstanding – Class A1	14,294,135
Net asset value per share – Class A	$11.39
Maximum offering price per share – Class A2	$12.08
Net assets – Class B	$269,500
Shares outstanding – Class B1	26,635
Net asset value per share – Class B	$10.12
Net assets – Class C	$12,651,445
Shares outstanding – Class C1	1,253,549
Net asset value per share – Class C	$10.09
Net assets – Administrator Class	$35,632,073
Shares outstanding – Administrator Class[1]	3,101,147
Net asset value per share – Administrator Class	$11.49
Net assets – Investor Class	$111,709,166
Shares outstanding – Investor Class[1]	9,905,807
Net asset value per share – Investor Class	$11.28

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2014 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	11

Investment income
Dividends (net of foreign withholding taxes of $37,846)	$1,522,076
Securities lending income, net	15,562
Income from affiliated securities	4,980

Total investment income	1,542,618

Expenses
Advisory fee	1,420,737
Administration fees
Fund level	77,597
Class A	204,344
Class B	399
Class C	15,341
Administrator Class	16,937
Investor Class	171,548
Shareholder servicing fees
Class A	196,484
Class B	384
Class C	14,752
Administrator Class	42,139
Investor Class	133,735
Distribution fees
Class B	1,150
Class C	44,255
Custody and accounting fees	26,805
Professional fees	22,130
Registration fees	20,612
Shareholder report expenses	38,988
Trustees’ fees and expenses	6,242
Other fees and expenses	6,813

Total expenses	2,461,392
Less: Fee waivers and/or expense reimbursements	(49,645)

Net expenses	2,411,747

Net investment loss	(869,129)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	13,135,506
Net change in unrealized gains (losses) on investments	8,515,920

Net realized and unrealized gains (losses) on investments	21,651,426

Net increase in net assets resulting from operations	$20,782,297

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Specialized Technology Fund	Statement of changes in net assets

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014

Operations
Net investment loss		$(869,129)		$(1,737,288)
Net realized gains on investments		13,135,506		38,184,414
Net change in unrealized gains (losses) on investments		8,515,920		45,121,377

Net increase in net assets resulting from operations		20,782,297		81,568,503

Distributions to shareholders from
Net realized gains
Class A		0		(7,199,829)
Class B		0		(20,871)
Class C		0		(482,611)
Administrator Class		0		(1,320,953)
Investor Class		0		(4,850,141)

Total distributions to shareholders		0		(13,874,405)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	848,281	9,414,950	2,074,847	20,245,085
Class B	1,676	15,927	16,812	135,566
Class C	178,016	1,732,546	361,372	3,314,738
Administrator Class	400,998	4,347,971	1,430,270	13,667,681
Investor Class	653,283	7,126,206	1,221,274	12,038,311

		22,637,600		49,401,381

Reinvestment of distributions
Class A	0	0	689,100	6,973,694
Class B	0	0	2,141	19,353
Class C	0	0	46,366	418,224
Administrator Class	0	0	114,325	1,164,971
Investor Class	0	0	475,186	4,761,363

		0		13,337,605

Payment for shares redeemed
Class A	(1,090,487)	(11,955,974)	(2,347,765)	(23,287,523)
Class B	(12,385)	(119,732)	(45,790)	(393,796)
Class C	(75,714)	(751,523)	(149,425)	(1,242,368)
Administrator Class	(250,378)	(2,746,963)	(667,440)	(6,452,465)
Investor Class	(608,231)	(6,579,712)	(1,600,804)	(15,384,834)

		(22,153,904)		(46,760,986)

Net increase in net assets resulting from capital share transactions		483,696		15,978,000

Total increase in net assets		21,265,993		83,672,098

Net assets
Beginning of period		301,792,666		218,120,568

End of period		$323,058,659		$301,792,666

Accumulated net investment loss		$(869,129)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$10.65	$8.15	$8.40	$8.88	$7.74	$5.81	$4.52
Net investment loss	(0.03)	(0.06)	(0.03)[2]	(0.07)	(0.04)	(0.08)	(0.04)[2]
Net realized and unrealized gains (losses) on investments	0.77	3.07	(0.00)[3]	(0.05)	1.18	2.01	1.33

Total from investment operations	0.74	3.01	(0.03)	(0.12)	1.14	1.93	1.29
Distributions to shareholders from
Net realized gains	0.00	(0.51)	(0.22)	(0.36)	0.00	0.00	0.00
Net asset value, end of period	$11.39	$10.65	$8.15	$8.40	$8.88	$7.74	$5.81
Total return[4]	6.95%	37.27%	(0.17)%	(0.74)%	14.60%	33.22%	28.54%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.60%	1.64%	1.70%	1.67%	1.73%	1.85%
Net expenses	1.53%	1.56%	1.63%	1.70%	1.67%	1.73%	1.75%
Net investment loss	(0.54)%	(0.63)%	(0.34)%	(0.92)%	(1.20)%	(1.23)%	(0.84)%
Supplemental data
Portfolio turnover rate	49%	132%	127%	169%	43%	164%	144%
Net assets, end of period (000s omitted)	$162,796	$154,833	$115,145	$144,308	$167,298	$147,945	$116,272

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS B		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$9.50	$7.37	$7.67	$8.20	$7.18	$5.42	$4.25
Net investment loss	(0.06)[2]	(0.12)[2]	(0.08)[2]	(0.13)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	0.68	2.76	(0.00)[3]	(0.04)	1.08	1.88	1.24

Total from investment operations	0.62	2.64	(0.08)	(0.17)	1.02	1.76	1.17
Distributions to shareholders from
Net realized gains	0.00	(0.51)	(0.22)	(0.36)	0.00	0.00	0.00
Net asset value, end of period	$10.12	$9.50	$7.37	$7.67	$8.20	$7.18	$5.42
Total return[4]	6.53%	36.18%	(0.84)%	(1.54)%	14.21%	32.47%	27.53%
Ratios to average net assets (annualized)
Gross expenses	2.31%	2.35%	2.39%	2.45%	2.42%	2.48%	2.60%
Net expenses	2.28%	2.32%	2.38%	2.45%	2.42%	2.48%	2.50%
Net investment loss	(1.31)%	(1.36)%	(1.09)%	(1.69)%	(1.95)%	(1.97)%	(1.54)%
Supplemental data
Portfolio turnover rate	49%	132%	127%	169%	43%	164%	144%
Net assets, end of period (000s omitted)	$270	$355	$473	$851	$1,629	$1,888	$2,310

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$9.47	$7.35	$7.65	$8.18	$7.16	$5.41	$4.24
Net investment loss	(0.06)[2]	(0.12)[2]	(0.08)[2]	(0.12)[2]	(0.06)[2]	(0.12)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	0.68	2.75	(0.00)[3]	(0.05)	1.08	1.87	1.24

Total from investment operations	0.62	2.63	(0.08)	(0.17)	1.02	1.75	1.17
Distributions to shareholders from
Net realized gains	0.00	(0.51)	(0.22)	(0.36)	0.00	0.00	0.00
Net asset value, end of period	$10.09	$9.47	$7.35	$7.65	$8.18	$7.16	$5.41
Total return[4]	6.55%	36.14%	(0.84)%	(1.55)%	14.25%	32.35%	27.59%
Ratios to average net assets (annualized)
Gross expenses	2.30%	2.35%	2.39%	2.45%	2.43%	2.48%	2.60%
Net expenses	2.28%	2.31%	2.38%	2.45%	2.43%	2.48%	2.50%
Net investment loss	(1.28)%	(1.38)%	(1.09)%	(1.66)%	(1.95)%	(1.98)%	(1.60)%
Supplemental data
Portfolio turnover rate	49%	132%	127%	169%	43%	164%	144%
Net assets, end of period (000s omitted)	$12,651	$10,907	$6,563	$7,194	$6,742	$5,566	$4,527

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$10.74	$8.20	$8.43	$8.88	$7.74	$6.63
Net investment loss	(0.02)	(0.05)	(0.01)[3]	(0.06)	(0.04)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	0.77	3.10	(0.00)[4]	(0.03)	1.18	1.13

Total from investment operations	0.75	3.05	(0.01)	(0.09)	1.14	1.11
Distributions to shareholders from
Net realized gains	0.00	(0.51)	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$11.49	$10.74	$8.20	$8.43	$8.88	$7.74
Total return[5]	6.98%	37.54%	0.07%	(0.51)%	14.73%	16.74%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.44%	1.48%	1.53%	1.48%	1.58%
Net expenses	1.38%	1.40%	1.42%	1.50%	1.48%	1.50%
Net investment loss	(0.38)%	(0.48)%	(0.14)%	(0.64)%	(1.03)%	(0.97)%
Supplemental data
Portfolio turnover rate	49%	132%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$35,632	$31,681	$17,008	$7,546	$3,879	$108

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
INVESTOR CLASS		2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$10.55	$8.08	$8.34	$8.81	$7.69	$5.78	$4.50
Net investment loss	(0.03)	(0.06)	(0.03)	(0.08)	(0.05)	(0.09)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	0.76	3.04	(0.01)	(0.03)	1.17	2.00	1.33

Total from investment operations	0.73	2.98	(0.04)	(0.11)	1.12	1.91	1.28
Distributions to shareholders from
Net realized gains	0.00	(0.51)	(0.22)	(0.36)	0.00	0.00	0.00
Net asset value, end of period	$11.28	$10.55	$8.08	$8.34	$8.81	$7.69	$5.78
Total return[3]	6.92%	37.23%	(0.29)%	(0.74)%	14.56%	33.04%	28.44%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.66%	1.70%	1.77%	1.74%	1.82%	1.96%
Net expenses	1.56%	1.60%	1.69%	1.77%	1.74%	1.82%	1.86%
Net investment loss	(0.57)%	(0.67)%	(0.40)%	(0.98)%	(1.27)%	(1.32)%	(0.96)%
Supplemental data
Portfolio turnover rate	49%	132%	127%	169%	43%	164%	144%
Net assets, end of period (000s omitted)	$111,709	$104,016	$78,931	$87,706	$94,139	$81,544	$63,814

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$23,225,173	$0	$0	$23,225,173
Financials	1,469,991	0	0	1,469,991
Health care	1,688,228	0	0	1,688,228
Industrials	6,693,874	0	0	6,693,874
Information technology	267,371,902	0	0	267,371,902
Telecommunication services	1,418,966	0	0	1,418,966

Short-term investments
Investment companies	21,069,310	7,722,850	0	28,792,160
Total assets	$322,937,444	$7,722,850	$0	$330,660,294

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	21

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.75% as the average daily net assets of the Fund increase. Prior to August 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.95% and declined to 0.80% as the average daily net assets of the Fund increased. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.92% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.90% and declining to 0.55% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.35% for Administrator Class shares, and 1.53% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to August 1, 2014, the Fund’s expenses were capped at 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.58% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2014, Funds Distributor received $16,616 from the sale of Class A shares and $310 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $145,464,898 and $145,128,030, respectively.

22	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $226 in commitment fees

For the six months ended September 30, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, would be more affected by changes in the technology sector than would be a fund whose investments are not heavily weighted in the sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Specialized Technology Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Allianz Global Investors U.S. LLC (the “Sub-Adviser”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	27

that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the S&P North American Technology TR Index, for all periods under review except for the three-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups, except for the Investor class which had a higher net operating expense ratio than the median of its expense Group. The Board viewed favorably Funds Management’s proposed to reduce the net operating expense caps for each share class of the Fund, including the Investor Class.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were higher than the average rates for the Fund’s expense Groups for the Investor Class and Class A, while the Management Rate for the Administrator Class was in range of the average rate for its expense Group. However, the Board viewed favorably Funds Management’s proposal to reduce the Advisory Agreement Rates for the Fund.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

28	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Specialized Technology Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228305 11-14 SA317/SAR317 09-14

Wells Fargo Advantage Utility and Telecommunications Fund

Semi-Annual Report

September 30, 2014

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The views expressed and any forward-looking statements are as of September 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Utility and Telecommunications Fund for the six-month period that ended September 30, 2014. The broad U.S. stock market delivered positive results overall for this period.

2014’s fitful start gave way to a rally that carried through the second quarter of 2014.

Following a difficult first quarter for the U.S. economy—when unusually harsh weather kept consumers at home and disrupted business activities—the second quarter of 2014 brought warmer temperatures, and the U.S. economy picked up steam. Investors were heartened by encouraging economic data, driving stocks higher. In Europe, signs of economic improvement faded when gross domestic product (GDP) stagnated during the second quarter. Although select peripheral countries, such as Spain and Portugal, provided bright spots, some of Europe’s larger economies were pressured by weak economic growth and potential deflation. European stock returns generally were positive, but lackluster.

U.S. Federal Reserve (Fed) officials continued winding down their bond-buying program during the second quarter, leaving it on pace to likely end this year. They also revisited the question of when to begin raising short-term interest rates from near zero and released new projections showing rates rising more than previously expected in 2015 and 2016, but—on a positive note—they slightly reduced their outlook for rates over the longer term. The markets took this information in stride, with both U.S. stocks and bonds rallying.

Positive U.S. economic data—but increased tensions abroad—led to heightened volatility in the third quarter of 2014.

The third quarter brought a series of stock market surges that were interrupted by bouts of volatility as interest-rate concerns in the U.S. and increased tensions abroad triggered heightened investor uncertainty. In July, an escalating Russia/Ukraine situation and a growing perception that the Fed would raise short-term interest rates sooner than expected caused investors to pull back toward month-end; as a result, the S&P 500 Index1 dropped into negative territory for its overall monthly return. However, August brought a bounce-back—the S&P 500 Index delivered its largest monthly gain since February 2014 on a string of positive economic news, led by an upwardly revised 4.2% estimate of second-quarter 2014 GDP growth. Then, in September, the stock market tended to rise, then swoon, then rise as positive economic data became overshadowed at times by growing discomfort over escalating tensions in Ukraine and the Middle East. Signs of slowing growth in Europe and China also concerned investors. Ultimately, U.S. stocks ended the third quarter up slightly overall, buoyed largely by another upward revision of second-quarter GDP growth (to 4.6%). Strong corporate earnings also contributed to market gains, with a large number of U.S. companies exceeding consensus estimates for both revenues and earnings per share.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	3

In contrast to the U.S., the third quarter brought news that the eurozone economy stalled in the second quarter. The weak economy has caused European consumers and businesses to continue to lose confidence. Despite new stimulus measures announced by the European Central Bank in early September, businesses and consumers across the 18 countries that share the euro appeared gloomier about their prospects in September 2014 than at any time since the end of 2013.

Utilities and telecommunication services stocks posted positive results for the six-month reporting period overall.

Utilities stocks, in particular, delivered relatively strong results compared with the broader market from the beginning of the reporting period (April 1, 2014) through the end of June 2014. In the low-yielding environment for bonds, these stocks were a big draw for investors seeking yield. They also drew investors who were seeking more defensive investments. Utilities stocks were especially desirable because historically many tended to deliver steady revenues and profits as a result of their regulated businesses. Telecommunication services stocks continued to post positive returns through the remainder of the reporting period (which ended September 30, 2014). However, utilities stocks did not; from roughly the end of June through the end of the reporting period, utilities stocks declined. This downturn coincided with a drop in natural gas prices, which stayed depressed over the rest of the reporting period due largely to cooler-than-expected temperatures, which led to minimal use of gas-powered air conditioners, and robust oil drilling in the U.S. that boosted the supply of natural gas in a low-demand environment. Despite their third-quarter weakness, utilities stocks posted positive results for the six-month reporting period overall.

We employ a diverse array of investment strategies even as many variables are at work in the market.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Utilities and telecommunication services stocks posted positive results for the six-month reporting period overall.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

4	Wells Fargo Advantage Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy P. O’Brien, CFA

Average annual total returns1 (%) as of September 30, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-1994	4.78	10.70	10.23	11.17	12.02	10.88	1.23	1.15
Class B (EVUBX)*	1-4-1994	5.33	10.93	10.31	10.33	11.20	10.31	1.98	1.90
Class C (EVUCX)	9-2-1994	9.33	11.19	10.06	10.33	11.19	10.06	1.98	1.90
Administrator Class (EVUDX)	7-30-2010	–	–	–	11.45	12.23	11.03	1.07	0.96
Institutional Class (EVUYX)	2-28-1994	–	–	–	11.44	12.37	11.19	0.80	0.79
S&P Utilities Index[4]	–	–	–	–	17.13	12.13	9.54	–	–
S&P 500 Index[5]	–	–	–	–	19.73	15.70	8.11	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunications, may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	5

Ten largest equity holdings[6] (%) as of September 30, 2014
Edison International	5.25
Sempra Energy	5.19
NextEra Energy Incorporated	5.07
ITC Holdings Corporation	5.02
Northeast Utilities	4.68
CMS Energy Corporation	4.52
Visa Incorporated Class A	4.51
National Fuel Gas Company	4.11
Alliant Energy Corporation	3.90
PNM Resources Incorporated	3.51

Industry distribution[7] as of September 30, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through July 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class, and 0.78% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P Utilities Index is a market-value-weighted index, measuring the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Industry distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2014	Ending account value 9-30-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$992.22	$5.69	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class B
Actual	$1,000.00	$988.23	$9.42	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Class C
Actual	$1,000.00	$988.53	$9.42	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Administrator Class
Actual	$1,000.00	$993.22	$4.75	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$992.40	$3.90	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	7

Security name	Shares	Value

Common Stocks: 95.30%

Consumer Discretionary: 2.84%

Media: 2.84%
Comcast Corporation Class A	225,100	$12,105,878

Energy: 13.14%

Oil, Gas & Consumable Fuels: 13.14%
American Eagle Energy Corporation †	320,000	1,302,400
Energen Corporation	100,000	7,224,000
EQT Corporation	58,600	5,364,244
EQT Midstream Partners LP	100,000	8,961,000
Magnum Hunter Resources Corporation †«	1,400,000	7,798,000
QR Energy LP	85,002	1,650,739
The Williams Companies Incorporated	270,000	14,944,500
Veresen Incorporated	575,000	8,743,471

		55,988,354

Financials: 9.70%

REITs: 9.70%
Ashford Hospitality Trust	1,280,500	13,086,710
Chatham Lodging Trust	600,000	13,848,000
Preferred Apartment Communities Incorporated	750,000	6,240,000
Strategic Hotel & Resorts Incorporated †	700,000	8,155,000

		41,329,710

Industrials: 0.10%

Construction & Engineering: 0.05%
Ameresco Incorporated Class A †	35,000	239,750

Professional Services: 0.05%
Hill International Incorporated †	49,400	197,600

Information Technology: 6.40%

IT Services: 6.40%
Convergys Corporation	120,968	2,155,650
MasterCard Incorporated Class A	80,000	5,913,600
Visa Incorporated Class A	90,000	19,203,300

		27,272,550

Telecommunication Services: 5.01%

Diversified Telecommunication Services: 2.65%
AT&T Incorporated	150,000	5,286,000
CenturyLink Incorporated	25,000	1,022,250
Verizon Communications Incorporated	100,000	4,999,000

		11,307,250

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments—September 30, 2014 (unaudited)

Security name			Shares	Value

Wireless Telecommunication Services: 2.36%
Shenandoah Telecommunications Company			300,000	$7,443,000
Turkcell Iletisim Hizmetleri AS ADR †			200,000	2,628,000

				10,071,000

Utilities: 58.11%

Electric Utilities: 28.98%
ALLETE Incorporated			10,000	443,900
American Electric Power Company Incorporated			175,000	9,136,750
Edison International			400,000	22,368,000
Great Plains Energy Incorporated			400,000	9,668,000
IDACORP Incorporated			75,000	4,020,750
ITC Holdings Corporation			600,000	21,378,000
NextEra Energy Incorporated			230,000	21,592,400
Northeast Utilities			450,000	19,935,000
PNM Resources Incorporated			600,000	14,946,000

				123,488,800

Gas Utilities: 4.76%
National Fuel Gas Company			250,000	17,497,500
SNAM Rete Gas SpA			500,000	2,766,080

				20,263,580

Independent Power & Renewable Electricity Producers: 1.27%
Calpine Corporation †			250,000	5,425,000

Multi-Utilities: 20.84%
Alliant Energy Corporation			300,000	16,623,000
CenterPoint Energy Incorporated			250,000	6,117,500
CMS Energy Corporation			650,000	19,279,000
Dominion Resources Incorporated			175,000	12,090,750
Northwestern Corporation			102,411	4,645,363
Public Service Enterprise Group Incorporated			200,000	7,448,000
SCANA Corporation			10,060	499,076
Sempra Energy			210,000	22,129,800

				88,832,489

Water Utilities: 2.26%
American Water Works Company Incorporated			200,000	9,646,000

Total Common Stocks (Cost $264,900,333)				406,167,961

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 1.15%

Energy: 1.15%

Oil, Gas & Consumable Fuels: 1.15%
Energy & Exploration Partners Incorporated	8.00%	7-1-2019	$5,000,000	4,900,000

Total Corporate Bonds and Notes (Cost $5,000,000)				4,900,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2014 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	9

Security name		Expiration date	Shares	Value

Warrants: 0.42%

Energy: 0.42%

Oil, Gas & Consumable Fuels: 0.42%
Kinder Morgan Incorporated †		5-25-2017	496,000	$1,805,440
Magnum Hunter Resources Corporation †(a)«		4-15-2016	140,000	0

Total Warrants (Cost $553,300)				1,805,440

	Yield
Short-Term Investments: 2.74%

Investment Companies: 2.74%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		7,969,130	7,969,130
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11		3,697,500	3,697,500

Total Short-Term Investments (Cost $11,666,630)				11,666,630

Total investments in securities
(Cost $282,120,263) *	99.61%	424,540,031
Other assets and liabilities, net	0.39	1,651,427

Total net assets	100.00%	$426,191,458

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $281,886,436 and unrealized gains (losses) consists of:

Gross unrealized gains	$147,689,056
Gross unrealized losses	(5,035,461)

Net unrealized gains	$142,653,595

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of assets and liabilities—September 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including $3,491,770 of securities loaned), at value (cost $270,453,633)	$412,873,401
In affiliated securities, at value (cost $11,666,630)	11,666,630

Total investments, at value (cost $282,120,263)	424,540,031
Cash	7,723,339
Foreign currency, at value (cost $286,805)	277,819
Receivable for investments sold	6,599,485
Receivable for Fund shares sold	164,587
Receivable for dividends and interest	869,621
Receivable for securities lending income	3,934
Prepaid expenses and other assets	57,120

Total assets	440,235,936

Liabilities
Payable for investments purchased	9,731,645
Payable for Fund shares redeemed	142,797
Payable upon receipt of securities loaned	3,697,500
Advisory fee payable	187,123
Distribution fees payable	45,329
Administration fees payable	108,408
Accrued expenses and other liabilities	131,676

Total liabilities	14,044,478

Total net assets	$426,191,458

NET ASSETS CONSIST OF
Paid-in capital	$308,928,171
Undistributed net investment income	807,036
Accumulated net realized losses on investments	(25,954,414)
Net unrealized gains on investments	142,410,665

Total net assets	$426,191,458

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$331,950,827
Shares outstanding – Class A1	19,043,263
Net asset value per share – Class A	$17.43
Maximum offering price per share – Class A2	$18.49
Net assets – Class B	$11,179,523
Shares outstanding – Class B1	639,979
Net asset value per share – Class B	$17.47
Net assets – Class C	$60,323,614
Shares outstanding – Class C1	3,457,610
Net asset value per share – Class C	$17.45
Net assets – Administrator Class	$9,500,914
Shares outstanding – Administrator Class[1]	544,618
Net asset value per share – Administrator Class	$17.45
Net assets – Institutional Class	$13,236,580
Shares outstanding – Institutional Class[1]	759,589
Net asset value per share – Institutional Class	$17.43

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2014 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	11

Investment income
Dividends (net of foreign withholding taxes of $70,334)	$6,165,514
Interest	76,323
Securities lending income, net	22,932
Income from affiliated securities	4,298

Total investment income	6,269,067

Expenses
Advisory fee	1,347,760
Administration fees
Fund level	112,313
Class A	457,251
Class B	16,632
Class C	81,371
Administrator Class	5,040
Institutional Class	4,822
Shareholder servicing fees
Class A	439,664
Class B	15,992
Class C	78,241
Administrator Class	12,601
Distribution fees
Class B	47,976
Class C	234,724
Custody and accounting fees	13,479
Professional fees	24,765
Registration fees	36,167
Shareholder report expenses	33,925
Trustees’ fees and expenses	5,591
Interest expense	293
Other fees and expenses	7,705

Total expenses	2,976,312
Less: Fee waivers and/or expense reimbursements	(163,852)

Net expenses	2,812,460

Net investment income	3,456,607

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	22,999,241
Net change in unrealized gains (losses) on investments	(29,746,903)

Net realized and unrealized gains (losses) on investments	(6,747,662)

Net decrease in net assets resulting from operations	$(3,291,055)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of changes in net assets

	Six months ended September 30, 2014 (unaudited)		Year ended March 31, 2014

Operations
Net investment income		$3,456,607		$8,581,256
Net realized gains on investments		22,999,241		11,511,247
Net change in unrealized gains (losses) on investments		(29,746,903)		34,753,654

Net increase (decrease) in net assets resulting from operations		(3,291,055)		54,846,157

Distributions to shareholders from
Net investment income
Class A		(2,861,748)		(6,700,577)
Class B		(52,275)		(190,117)
Class C		(278,355)		(764,718)
Administrator Class		(93,001)		(158,888)
Institutional Class		(128,968)		(217,279)

Total distributions to shareholders		(3,414,347)		(8,031,579)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,119,180	20,062,474	2,373,417	38,734,495
Class B	468	9,046	10,509	170,548
Class C	190,512	3,423,606	316,711	5,162,540
Administrator Class	143,673	2,598,596	265,029	4,352,338
Institutional Class	220,229	4,000,878	143,504	2,369,616

		30,094,600		50,789,537

Reinvestment of distributions
Class A	148,263	2,688,035	387,456	6,243,698
Class B	2,386	43,701	9,597	153,762
Class C	13,494	246,318	41,918	673,037
Administrator Class	3,652	66,220	7,358	119,387
Institutional Class	7,029	126,968	13,176	213,074

		3,171,242		7,402,958

Payment for shares redeemed
Class A	(1,983,222)	(35,737,884)	(2,975,627)	(48,341,013)
Class B	(134,763)	(2,432,001)	(334,676)	(5,430,603)
Class C	(205,325)	(3,699,139)	(520,509)	(8,427,382)
Administrator Class	(131,924)	(2,355,247)	(109,015)	(1,770,565)
Institutional Class	(49,738)	(909,439)	(98,666)	(1,615,122)

		(45,133,710)		(65,584,685)

Net decrease in net assets resulting from capital share transactions		(11,867,868)		(7,392,190)

Total increase (decrease) in net assets		(18,573,270)		39,422,388

Net assets
Beginning of period		444,764,728		405,342,340

End of period		$426,191,458		$444,764,728

Undistributed net investment income		$807,036		$764,776

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS A		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$17.71	$15.85	$13.78	$12.59	$11.73	$10.77	$10.67
Net investment income	0.15	0.36	0.36	0.28	0.14	0.29	0.48
Net realized and unrealized gains (losses) on investments	(0.28)	1.84	2.07	1.21	0.87	0.94	0.11

Total from investment operations	(0.13)	2.20	2.43	1.49	1.01	1.23	0.59
Distributions to shareholders from
Net investment income	(0.15)	(0.34)	(0.36)	(0.30)	(0.15)	(0.27)	(0.49)
Net asset value, end of period	$17.43	$17.71	$15.85	$13.78	$12.59	$11.73	$10.77
Total return[3]	(0.78)%	14.12%	17.94%	12.01%	8.66%	11.55%	5.77%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.23%	1.20%	1.24%	1.16%	1.13%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.12%	1.13%
Net investment income	1.65%	2.21%	2.47%	2.11%	2.85%	2.56%	4.66%
Supplemental data
Portfolio turnover rate	23%	20%	21%	36%	8%	51%	109%
Net assets, end of period (000s omitted)	$331,951	$350,029	$316,551	$288,228	$283,716	$281,501	$301,953

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Utility and Telecommunications Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS B		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$17.75	$15.87	$13.79	$12.59	$11.72	$10.77	$10.67
Net investment income	0.08 [3]	0.24 [3]	0.24 [3]	0.18 [3]	0.10 [3]	0.21 [3]	0.40 [3]
Net realized and unrealized gains (losses) on investments	(0.29)	1.85	2.09	1.22	0.87	0.93	0.11

Total from investment operations	(0.21)	2.09	2.33	1.40	0.97	1.14	0.51
Distributions to shareholders from
Net investment income	(0.07)	(0.21)	(0.25)	(0.20)	(0.10)	(0.19)	(0.41)
Net asset value, end of period	$17.47	$17.75	$15.87	$13.79	$12.59	$11.72	$10.77
Total return[4]	(1.18)%	13.32%	17.08%	11.21%	8.32%	10.64%	4.97%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.97%	1.97%	1.95%	1.99%	1.91%	1.88%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.87%	1.88%
Net investment income	0.88%	1.46%	1.70%	1.35%	2.09%	1.82%	3.92%
Supplemental data
Portfolio turnover rate	23%	20%	21%	36%	8%	51%	109%
Net assets, end of period (000s omitted)	$11,180	$13,698	$17,240	$20,613	$24,461	$27,042	$31,007

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
CLASS C		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$17.73	$15.86	$13.79	$12.59	$11.72	$10.77	$10.67
Net investment income	0.08	0.24 [3]	0.23	0.18 [3]	0.11 [3]	0.21 [3]	0.40
Net realized and unrealized gains (losses) on investments	(0.28)	1.85	2.09	1.22	0.86	0.93	0.11

Total from investment operations	(0.20)	2.09	2.32	1.40	0.97	1.14	0.51
Distributions to shareholders from
Net investment income	(0.08)	(0.22)	(0.25)	(0.20)	(0.10)	(0.19)	(0.41)
Net asset value, end of period	$17.45	$17.73	$15.86	$13.79	$12.59	$11.72	$10.77
Total return[4]	(1.15)%	13.31%	17.03%	11.23%	8.32%	10.62%	5.06%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.97%	1.98%	1.95%	1.99%	1.91%	1.88%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.87%	1.88%
Net investment income	0.90%	1.46%	1.71%	1.36%	2.10%	1.83%	3.86%
Supplemental data
Portfolio turnover rate	23%	20%	21%	36%	8%	51%	109%
Net assets, end of period (000s omitted)	$60,324	$61,329	$57,431	$58,555	$60,655	$64,942	$80,526

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2014	2013	2012	2011[1]
Net asset value, beginning of period	$17.73	$15.86	$13.79	$12.59	$11.74	$11.10
Net investment income	0.17	0.40	0.39	0.30 [3]	0.12 [3]	0.06
Net realized and unrealized gains (losses) on investments	(0.28)	1.84	2.07	1.23	0.89	0.63

Total from investment operations	(0.11)	2.24	2.46	1.53	1.01	0.69
Distributions to shareholders from
Net investment income	(0.17)	(0.37)	(0.39)	(0.33)	(0.16)	(0.05)
Net asset value, end of period	$17.45	$17.73	$15.86	$13.79	$12.59	$11.74
Total return[4]	(0.68)%	14.41%	18.16%	12.32%	8.70%	6.22%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.04%	1.01%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.94%	0.95%	0.95%
Net investment income	1.84%	2.38%	2.66%	2.32%	2.37%	2.23%
Supplemental data
Portfolio turnover rate	23%	20%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$9,501	$9,383	$5,803	$4,945	$3,904	$11

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2014 (unaudited)	Year ended March 31				Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011[1]	2010[2]	2009[2]
Net asset value, beginning of period	$17.74	$15.87	$13.80	$12.61	$11.74	$10.78	$10.69
Net investment income	0.18	0.42	0.46	0.33	0.16	0.31 [3]	0.51
Net realized and unrealized gains (losses) on investments	(0.31)	1.85	2.03	1.21	0.87	0.95	0.09

Total from investment operations	(0.13)	2.27	2.49	1.54	1.03	1.26	0.60
Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.42)	(0.35)	(0.16)	(0.30)	(0.51)
Net asset value, end of period	$17.43	$17.74	$15.87	$13.80	$12.61	$11.74	$10.78
Total return[4]	(0.76)%	14.58%	18.34%	12.42%	8.85%	11.75%	6.03%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.77%	0.81%	0.86%	0.89%
Net expenses	0.78%	0.78%	0.78%	0.77%	0.78%	0.84%	0.89%
Net investment income	2.03%	2.56%	2.97%	2.50%	3.22%	2.73%	4.88%
Supplemental data
Portfolio turnover rate	23%	20%	21%	36%	8%	51%	109%
Net assets, end of period (000s omitted)	$13,237	$10,325	$8,317	$6,918	$6,909	$7,123	$9,196

1.	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Utility and Telecommunications Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be

20	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $49,187,482 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$12,105,878	$0	$0	$12,105,878
Energy	55,988,354	0	0	55,988,354
Financials	41,329,710	0	0	41,329,710
Industrials	437,350	0	0	437,350
Information technology	27,272,550	0	0	27,272,550
Telecommunication services	21,378,250	0	0	21,378,250
Utilities	247,655,869	0	0	247,655,869

Corporate bonds and notes	0	4,900,000	0	4,900,000

Warrants
Energy	0	1,805,440	0	1,805,440

Short-term investments
Investment companies	7,969,130	3,697,500	0	11,666,630
Total assets	$414,137,091	$10,402,940	$0	$424,540,031

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended September 30, 2014, the advisory fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of

22	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2014, Funds Distributor received $20,443 from the sale of Class A shares and $70 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2014 were $102,652,997 and $99,130,290, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2014, the Fund paid $326 in commitment fees.

During the six months ended September 30, 2014, the Fund had average borrowings outstanding of $21,387 (on an annualized basis) at an average rate of 1.37% and paid interest in the amount of $293.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunication companies and, therefore, would be more affected by changes in the utility and telecommunication sector than would be a fund whose investments are not heavily weighted in the sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Crow Point Partners LLC (the “Sub-Adviser”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	27

that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the S&P Utilities Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

28	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Utility and Telecommunications Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

228306 11-14 SA318/SAR318 09-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 21, 2014

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 21, 2014